                    [IDEX LOGO]       IDEX
                                  MUTUAL FUNDS

                               IDEX Mutual Funds

                                   PROSPECTUS


                    MARCH 1, 2002, as amended APRIL 1, 2002


                            IDEX Protected Principal
                                   Stock Fund
                                   PROSPECTUS

                                 MARCH 29, 2002


       Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                                IDEX MUTUAL FUNDS


IDEX MUTUAL FUNDS PROSPECTUS

IDEX PROTECTED PRINCIPAL STOCK FUND

TABLE OF CONTENTS

ALL ABOUT THE IDEX FUNDS:
- STRATEGIC ALLOCATION FUNDS
  Conservative Asset Allocation...................    2
  Moderate Asset Allocation.......................    4
  Moderately Aggressive Asset Allocation..........    6
  Aggressive Asset Allocation.....................    8
- LARGE CAP FUNDS
  American Century Income & Growth................   10
  Salomon Investors Value.........................   12
  Goldman Sachs Growth............................   14
  Janus Growth & Income...........................   16
  Transamerica Equity.............................   18
  Alger Aggressive Growth.........................   20
  Great Companies -- America(SM)..................   22
  Janus Growth....................................   24
  T. Rowe Price Tax-Efficient Growth..............   26
- MID-CAP FUNDS
  Jennison Equity Opportunity.....................   28
  Salomon All Cap.................................   30
  Janus Capital Appreciation......................   32
  PBHG Mid Cap Growth.............................   34
  Transamerica Growth Opportunities...............   36
- SMALL-CAP FUNDS
  Isabelle Small Cap Value........................   38
  T. Rowe Price Small Cap.........................   40
- BALANCED FUNDS
  Janus Balanced..................................   42
  Transamerica Value Balanced.....................   44
  LKCM Strategic Total Return.....................   46
- INTERNATIONAL/GLOBAL FUNDS
  American Century International..................   48
  Gabelli Global Growth...........................   50
  Great Companies -- Global(2)....................   52
  Janus Global (Closed to new investors)..........   54
- SPECIALTY FUNDS
  PBHG Technology & Communications................   56
  Great Companies -- Technology(SM)...............   58
  T. Rowe Price Health Sciences...................   60
  Munder Net50 (Closed to new investors)..........   62
- BOND FUNDS
  PIMCO Total Return..............................   64
  Janus Flexible Income...........................   66
  Transamerica Conservative High-Yield Bond.......   68
  Transamerica Convertible Securities.............   70
  Federated Tax Exempt............................   72
- MONEY MARKET FUND
  Transamerica Money Market.......................   74
EXPLANATION OF STRATEGIES AND RISKS...............   76
HOW THE IDEX FUNDS ARE MANAGED AND ORGANIZED......   81
SHAREHOLDER INFORMATION...........................   88
- Opening an Account..............................   88
- Share Transactions..............................   88
- How to Sell Shares..............................   88
- How to Exchange Shares..........................   89
- Other Account Information.......................   89
PERFORMANCE INFORMATION...........................  101
- Yield...........................................  101
- Total Return....................................  101
- Similar Sub-Adviser Performance.................  101
DISTRIBUTION ARRANGEMENTS.........................  104
FINANCIAL HIGHLIGHTS..............................  106
NOTES TO FINANCIAL HIGHLIGHTS.....................  132
APPENDIX A........................................  A-1

TABLE OF CONTENTS


- PRINCIPAL PRESERVATION FUND
 Protected Principal Stock........................    2
EXPLANATION OF STRATEGIES AND RISKS...............    6
HOW THE IDEX FUNDS ARE MANAGED AND ORGANIZED......    7
SHAREHOLDER INFORMATION...........................    8
- Opening an Account..............................    8
- How to Sell Shares..............................    8
- How to Exchange Shares..........................    8
- Other Account Information.......................    9
PERFORMANCE INFORMATION AND DISTRIBUTION
  ARRANGEMENTS....................................   16
- Total Return....................................   16

                            IDEX MUTUAL FUNDS LOGO

                                  PROSPECTUS

                                 MARCH 1, 2002
                           as amended April 1, 2002

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                                  [JANUS LOGO]

                              [T. ROWEPRICE LOGO]

                            [AMERICAN CENTURY LOGO]

                                  [ALGER LOGO]

                   [TRANSAMERICA INVESTMENT MANAGEMENT LOGO]

                               [PBHG FUNDS LOGO]

                   [SALOMON BROTHERS ASSET MANAGEMENT LOGO]

                          [GREAT COMPANIES, LLC LOGO]

                              JENNISON ASSOCIATES

                                     PIMCO

                    [GABELLI ASSET MANAGEMENT COMPANY LOGO]

                      [GATEWAY INVESTMENT ADVISERS LOGO]

                             [GOLDMAN SACHS LOGO]

                    [IRONWOOD CAPITAL MANAGEMENT, LLC LOGO]

                [FEDERATED WORLD-CLASS INVESTMENT MANAGER LOGO]

                                     LKCM

                  THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK

IDEX Mutual Funds ("Fund") consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).



In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.


TO HELP YOU UNDERSTAND...


In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(BULLSEYE ICON)
        The target directs you to a fund's goal or objective.


(CHESSPIECE ICON)
        The chess piece indicates discussion about a fund's strategies.


(WARNING SIGN ICON)
        The warning sign indicates the risks of investing in a fund.


(GRAPH ICON)
        The graph indicates investment performance.


(DOLLAR SIGN ICON)
        The dollar sign indicates fees and expenses you may incur.


(QUESTION MARK ICON)
        The question mark provides additional information about the Fund or may direct you to sources for further information.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

 IDEX MUTUAL FUNDS

IDEX CONSERVATIVE ASSET ALLOCATION


SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK CURRENT INCOME AND PRESERVATION OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.

In seeking the fund's investment objective, ATFA investment strategies include:

- allocating the fund's assets among Class A shares of underlying IDEX funds based on the fund's investment objective.

- adjusting the fund's investments in underlying IDEX funds to achieve a mix over time of 30% of assets in equities and 50% of assets in bonds, and 20% in money market instruments.

- adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.

- the fund may also invest directly in short-term securities.

ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds.

These risks include the following:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

-FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

- PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek to preserve capital.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                     CLASS OF SHARES
% OF AVERAGE DAILY NET ASSETS   A       B       C       M
-----------------------------------------------------------
Management fees                0.10%   0.10%   0.10%   0.10%
Distribution and service
(12b-1) fees net*              0.00%   0.65%   0.65%   0.55%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.80%   3.45%   3.45%   3.35%
EXPENSE REDUCTION (c)          2.35%   2.35%   2.35%   2.35%
                                 --------------------------
NET OPERATING EXPENSES         0.45%   1.10%   1.10%   1.00%
-----------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in March 2002, the "Other expenses" are estimates.

(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 0.45%, excluding 12b-1 fees.


*Class A, B, C and M are authorized under the fund's 12b-1 plan to pay fees up to 0.35%, 1.00%, 1.00% and 0.90%, respectively. In addition, the underlying funds' Class A shares in which the fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares has reduced the 12b-1 fees by the amount of underlying funds' Class A 12b-1 fees. The net amount is shown in the table.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $593    $1,159
    B          $612    $1,140
    C          $112    $  840
    M          $300    $  902
------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $593    $1,159
    B          $112    $  840
    C          $112    $  840
    M          $201    $  902
------------------------------


FOR AN EXPLANATION OF EXPENSES FOR THE UNDERLYING FUNDS, PLEASE SEE PAGE 91.

IDEX MODERATE ASSET ALLOCATION


SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK CAPITAL APPRECIATION AND CURRENT INCOME.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's adviser, AEGON/Transamerica Fund Advisors, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.

In seeking the fund's investment objective, ATFA's investment strategies include:

- allocating the fund's assets among Class A shares of underlying IDEX funds based on the fund's investment objective.
- adjusting the fund's investments in the underlying IDEX funds to achieve a mix over time of 50% of assets in equities and 35% of assets in bonds, 15% in money market instruments.
- adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.
- the fund may also invest directly in short-term securities.

ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds. These risks include the following:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

- PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek capital appreciation and can tolerate some market volatility.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                   CLASS OF SHARES
                               A      B      C       M
--------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None   1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.10%   0.10%   0.10%   0.10%
Distribution and service
(12b-1) fees net*              0.00%   0.65%   0.65%   0.55%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                       2.80%   3.45%   3.45%   3.35%
                               ----    ----    ----    ----
EXPENSE REDUCTION (d)          2.35%   2.35%   2.35%   2.35%
                                 --------------------------
NET OPERATING EXPENSES         0.45%   1.10%   1.10%   1.00%
-----------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in March 2002, the "Other expenses" are estimates.

(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 0.45%, excluding 12b-1 fees.


A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.

*Class A, B, C and M are authorized under the fund's 12b-1 plan to pay fees up to 0.35%, 1.00%, 1.00% and 0.90%, respectively. In addition, the underlying funds' Class A shares in which the fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares has reduced the 12b-1 fees by the amount of underlying funds' Class A 12b-1 fees. The net amount is shown in the table.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS  1 YEAR   3 YEARS
-----------------------------
     A        $593    $1,159
     B        $612    $1,140
     C        $112    $  840
     M        $300    $  902
-----------------------------


If the shares are not redeemed:


SHARE CLASS  1 YEAR   3 YEARS
-----------------------------
     A        $593    $1,159
     B        $112    $  840
     C        $112    $  840
     M        $201    $  902
-----------------------------


FOR AN EXPLANATION OF EXPENSES FOR THE UNDERLYING FUNDS, PLEASE SEE PAGE 91.

IDEX MODERATELY AGGRESSIVE ASSET ALLOCATION


SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK CAPITAL APPRECIATION. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's adviser, AEGON/Transamerica Fund Advisors, Inc. ("ATFA") seeks to achieve this objective by investing fund assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.

In seeking the fund's investment objective, ATFA's investment strategies include:

- allocating the fund's assets among Class A shares of underlying IDEX funds based on the fund's investment objective.
- adjusting the fund's investments in underlying IDEX funds to achieve a mix over time of 75% of assets in equities and 25% of assets in bonds and short-term and money market instruments.
- adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.
- the fund may also invest directly in short-term securities.

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject, indirectly, to all the risks associated with its underlying funds. These risks include the following:

ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject indirectly, to all the risks associated with its underlying funds. These risks include the following:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

- PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek capital appreciation with a longer-term time horizon.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.10%   0.10%   0.10%   0.10%
Distribution and service
(12b-1) fees net*              0.00%   0.65%   0.65%   0.55%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.80%   3.45%   3.45%   3.35%
EXPENSE REDUCTION (d)          2.35%   2.35%   2.35%   2.35%
                                 --------------------------
NET OPERATING EXPENSES         0.45%   1.10%   1.10%   1.00%
-----------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in March 2002, the "Other expenses" are estimates.

(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 0.45%, excluding 12b-1 fees.


*Class A, B, C and M are authorized under the fund's 12b-1 plan to pay fees up to 0.35%, 1.00%, 1.00% and 0.90%, respectively. In addition, the underlying funds' Class A shares in which the fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares has reduced the 12b-1 fees by the amount of underlying funds' Class A 12b-1 fees. The net amount is shown in the table.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $593    $1,159
    B          $612    $1,140
    C          $112    $  840
    M          $300    $  902
------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $593    $1,159
    B          $112    $  840
    C          $112    $  840
    M          $201    $  902
------------------------------


FOR AN EXPLANATION OF EXPENSES FOR THE UNDERLYING FUNDS, PLEASE SEE PAGE 92.

IDEX AGGRESSIVE ASSET ALLOCATION


(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK CAPITAL APPRECIATION. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA") seeks to achieve this objective by investing in assets in a combination of underlying IDEX funds based on the fund's investment objective. Morningstar will serve as a consultant to ATFA in the fund's management and asset allocations.

In seeking the fund's investment objective, ATFA's investment strategies include:

- allocate the fund's assets among Class A shares of underlying IDEX funds based on the fund's investment objective.
- adjusting the allocations to favor investments in those IDEX funds that ATFA believes will provide the most favorable outlook for achieving the fund's investment objective.
- the fund may invest directly in short-term securities.

ATFA will not try to pinpoint the precise movement when a major reallocation should be made. Instead, ATFA regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's goal.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- UNDERLYING FUNDS

The fund's ability to achieve its objective depends largely on the performance of the underlying funds in which it invests. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject, indirectly, to all the risks associated with its underlying funds. These risks include the following:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

- PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek to maximize returns and who can tolerate substantial volatility in the value of their principal.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.10%   0.10%   0.10%   0.10%
Distribution and service
(12b-1) fees net*              0.00%   0.65%   0.65%   0.55%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.80%   3.45%   3.45%   3.35%
EXPENSE REDUCTION (d)          2.35%   2.35%   2.35%   2.35%
                                 --------------------------
NET OPERATING EXPENSES         0.45%   1.10%   1.10%   1.00%
-----------------------------------------------------------


(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in March 2002, the "Other expenses" are estimates.

(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 0.45%, excluding 12b-1 fees.


*Class A, B, C and M are authorized under the fund's 12b-1 plan to pay fees up to 0.35%, 1.00%, 1.00% and 0.90%, respectively. In addition, the underlying funds' Class A shares in which the fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares has reduced the 12b-1 fees by the amount of underlying funds' Class A 12b-1 fees. The net amount is shown in the table.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $593    $1,159
    B          $612    $1,140
    C          $112    $  840
    M          $300    $  902
------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $593    $1,159
    B          $112    $  840
    C          $112    $  840
    M          $201    $  902
------------------------------


FOR AN EXPLANATION OF EXPENSES FOR THE UNDERLYING FUNDS, PLEASE SEE PAGE 92.

IDEX AMERICAN CENTURY INCOME & GROWTH (FORMERLY, IDEX GE U.S. EQUITY)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX AMERICAN CENTURY INCOME & GROWTH IS TO SEEK DIVIDEND GROWTH, CURRENT INCOME AND CAPITAL APPRECIATION BY INVESTING IN COMMON STOCK. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

- common stocks

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund manager ranks stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by their market capitalization), from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the manager uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the manager uses, among others, the rate of growth of company's earnings and changes in its earnings estimates.

In the second step, the manager uses a technique called portfolio optimization. In portfolio optimization, the manager uses a computer model to build a portfolio of stocks for the ranking described earlier that it believes will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, without taking on significant additional risk.

The fund manager does not attempt to time the market. Instead, under normal market conditions, it intends to keep the fund essentially fully invested in stocks regardless of the movement of the market generally. When the manager believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity equivalent securities, foreign securities, short-term securities, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of instruments. For example, the manager cannot leverage the fund's assets by investing in a derivative security.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for the investor who is seeking long-term capital growth from his or her investment, is comfortable with the fund's short-term price volatility and the risks associated with the fund's investment strategy, or is investing through an IRA or other tax-advantaged retirement plans.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)(1)

                                 CLASS A SHARES

                                    (GRAPH)

                                 2001
                                 ----
                                (9.39)

---------------------------------------------------------

(1)Prior to October 2001, GE Asset Management Incorporated served as sub-adviser to this fund and this fund was named IDEX GE U.S. Equity.
---------------------------------------------------------

                                      QUARTER
                                       ENDED       RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01        9.78%
Worst Quarter:                        9/30/01      (12.54)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                    5 YEARS
                                                    (OR LIFE
                                         ONE YEAR   OF FUND)
------------------------------------------------------------
Return before taxes                      (14.38)%     (5.91)%
Return after taxes on distributions*     (14.38)%     (5.91)%
Return after taxes on distributions and
sale of fund shares*                      (8.76)%     (4.33)%
------------------------------------------------------------
S&P 500 Class A                          (11.88)%     (7.90)%
(reflects no deduction for fees,
expenses, or taxes)
------------------------------------------------------------

*The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.90%   0.90%   0.90%   0.90%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 7.75%   7.75%   7.75%   7.75%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             9.00%   9.65%   9.65%   9.55%
EXPENSE REDUCTION (C)          7.15%   7.15%   7.15%   7.15%
                                 --------------------------
NET OPERATING EXPENSES         1.85%   2.50%   2.50%   2.40%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/2003 for expenses that exceed 1.50%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $728    $2,413    $3,966     $7,336
    B*         $753    $2,440    $3,956     $7,412
    C          $253    $2,140    $3,856     $7,495
    M          $440    $2,193    $3,882     $7,474
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS               1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------
    A                      $728    $2,413    $3,966     $7,336
    B*                     $253    $2,140    $3,856     $7,412
    C                      $253    $2,140    $3,856     $7,495
    M                      $341    $2,193    $3,882     $7,474
---------------------------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX SALOMON INVESTORS VALUE (FORMERLY, IDEX NWQ VALUE EQUITY)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX SALOMON INVESTORS VALUE IS TO SEEK LONG-TERM GROWTH OF CAPITAL. CURRENT INCOME IS A SECONDARY OBJECTIVE.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Salomon Brothers Asset Management Inc (SaBam), seeks to achieve this objective by investing fund assets principally in:

- common stocks of established U.S. companies. SaBam emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risks. The fund manager focuses on established large capitalization companies (over $5 billion in market capitalization), seeking to identify those companies with solid growth potential at reasonable values. The fund manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

In selecting individual companies for investment, the manager looks for:

- long-term history of performance
- competitive market position
- competitive products and services
- strong cash flow
- high return on equity
- strong financial condition
- experienced and effective management
- global scope

To a lesser degree, the fund invests in income producing securities such as debt securities.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek both capital preservation and long-term capital appreciation.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS A SHARES*

                                    (GRAPH)

        1998              1999        2000        2001
        ----              ----        ----        ----
       (7.24)             8.32       17.30       (1.87)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         6/30/99       14.67%
Worst Quarter:                        9/30/98      (18.47)%
---------------------------------------------------------

* Prior to March 1, 2002, NWQ Investment Management Company, Inc. served as sub-adviser to this fund.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                         (7.27)%    5.58%
Return after taxes on distributions*        (7.74)%    5.28%
Return after taxes on distributions and
sale of fund shares*                        (4.14)%    4.37%
-------------------------------------------------------------
S&P 500 Class A                            (11.88)%    9.54%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.78%   0.78%   0.78%   0.78%
                                 --------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                       1.93%   2.58%   2.58%   2.48%
EXPENSE REDUCTION (c)          0.38%   0.38%   0.38%   0.38%
                                 --------------------------
NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,088    $1,501     $2,651
    B*         $723    $1,066    $1,436     $2,728
    C          $223    $  766    $1,336     $2,887
    M          $410    $  829    $1,374     $2,860
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,088    $1,501     $2,651
    B*         $223    $  766    $1,336     $2,728
    C          $223    $  766    $1,336     $2,887
    M          $311    $  829    $1,374     $2,860
---------------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX GOLDMAN SACHS GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX GOLDMAN SACHS GROWTH IS TO SEEK LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Goldman Sachs Asset Management (GSAM), seeks to achieve this objective by investing principally in:

- stocks

This fund, under normal circumstances, invests at least 90% of total assets in a diversified portfolio of equity investments that are considered by GSAM to have long-term capital appreciation potential.

Stocks for this fund are selected based on their prospects for above-average growth. GSAM will select securities of growth companies trading, in GSAM's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples.

In order to determine whether a security could have favorable growth prospects, GSAM ordinarily looks for one or more of the following characteristics in relation to the security's prevailing price:

- prospects for above-average sales and earnings growth per share
- high return on invested capital
- free cash flow generation
- sound balance sheet, financial and accounting policies, and overall financial strength
- strong competitive advantages
- effective research, product development, and marketing
- pricing flexibility
- strength of management
- general operating characteristics that will enable the company to compete successfully in its marketplace

The fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued.

GSAM may sell fund securities when its expectations regarding growth change.

GSAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

While the fund invests principally in publicly traded U.S. securities, GSAM may invest up to 10% in the aggregate in foreign equity securities (including securities of issuers in emerging countries and securities quoted in foreign currencies), or, to a lesser extent, in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

         2000                    2001
         ----                    ----
        (8.22)                 (14.19)

---------------------------------------------------------

                                  QUARTER ENDED   RETURN
CLASS A SHARES:                   -------------   -------
Best Quarter:                       12/31/01         9.93%
Worst Quarter:                       9/30/01      (15.80)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                    5 YEARS
                                                    (OR LIFE
                                         ONE YEAR   OF FUND)
------------------------------------------------------------
Return before taxes                      (18.91)%     (2.11)%
Return after taxes on distributions*     (18.91)%     (2.27)%
Return after taxes on distributions and
sale of fund shares*                     (11.52)%     (1.64)%
------------------------------------------------------------
S&P 500 Class A                          (11.88)%     (1.40)%
(reflects no deduction for fees,
expenses, or taxes)
------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.88%   0.88%   0.88%   0.88%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.03%   2.68%   2.68%   2.58%
EXPENSE REDUCTION (c)          0.28%   0.28%   0.28%   0.28%
                                 --------------------------
NET OPERATING EXPENSES         1.75%   2.40%   2.40%   2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,126    $1,559     $2,758
    B*         $743    $1,106    $1,495     $2,835
    C          $243    $  806    $1,395     $2,992
    M          $430    $  868    $1,432     $2,965
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,126    $1,559     $2,758
    B*         $243    $  806    $1,395     $2,835
    C          $243    $  806    $1,395     $2,992
    M          $331    $  868    $1,432     $2,965
---------------------------------------------------

** Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX JANUS GROWTH & INCOME

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS GROWTH & INCOME IS TO SEEK LONG-TERM CAPITAL GROWTH AND CURRENT INCOME.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the fund's objective by investing principally in:

- equity securities

The fund normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities that the fund manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the fund manager believes they have potential for increasing or commencing dividend payments. Stocks selected for this fund include those of both domestic and foreign issuers.

The income component of the fund may include fixed income securities. Unless otherwise limited by its specific investment policies, the fund may also invest without limit in foreign equity and debt securities. The fund will invest less than 35% of its net assets in high-yield/high-risk bonds (commonly known as "junk bonds").

Please see Appendix A for a description of ratings.

In addition to considering economic factors such as the effect of interest rates on the fund's investments, the fund manager applies a "bottom up" approach in choosing investments. If the fund manager is unable to find such investments, the fund's assets may be in cash or other similar investments.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

While the fund invests principally in equity securities, the fund manager may, to a lesser extent, invest in warrants, preferred stocks or convertible securities selected primarily for their growth potential, or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)

        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:
- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates
   - length of time to maturity may cause fluctuations in the value of the security
   - issuers defaulting on their obligations to pay
   - dependency on the ability of the issuer to meet interest or principal payments

- HIGH-YIELD/HIGH-RISK SECURITIES

   - credit risk
   - greater sensitivity to interest rate movements
   - greater vulnerability to economic changes
   - decline in market value in event of default
   - less liquidity
   - greater chance of default than higher rated debt securities

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for long-term investors who seek growth of capital with varying degrees of emphasis on income, but do not desire a consistent level of income. The investor must be able to tolerate the greater risks associated with common stock investments.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                                 2001
                                 ----
                               (10.58)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01        7.51%
Worst Quarter:                        9/30/01      (12.15)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (15.50)%   (14.85)%
Return after taxes on distributions*       (15.50)%   (14.85)%
Return after taxes on distributions and
sale of fund shares*                        (9.44)%    (9.40)%
-------------------------------------------------------------
S&P 500 Class A                            (11.88)%   (11.25)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge
(load) imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                1.00%   1.00%   1.00%   1.00%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 1.91%   1.91%   1.91%   1.91%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             3.26%   3.91%   3.91%   3.81%
EXPENSE REDUCTION (c)          1.31%   1.31%   1.31%   1.31%
                                 --------------------------
NET OPERATING EXPENSES         1.95%   2.60%   2.60%   2.50%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.60%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $1,383    $2,052     $3,828
    B*         $763    $1,373    $2,000     $3,908
    C          $263    $1,073    $1,900     $4,048
    M          $450    $1,133    $1,934     $4,022
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $1,383    $2,052     $3,828
    B*         $263    $1,073    $1,900     $3,908
    C          $263    $1,073    $1,900     $4,048
    M          $351    $1,133    $1,934     $4,022
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX TRANSAMERICA EQUITY

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX TRANSAMERICA EQUITY IS TO MAXIMIZE LONG-TERM GROWTH. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- common stocks

TIM generally invests at least 65% of the fund's assets in a diversified portfolio of domestic common stocks.

TIM buys securities of premier growth companies it feels are under-valued in the stock market. Premier companies, in the opinion of TIM, have many or all of the following features:

- management that demonstrates its outstanding capabilities through a combination of superior track records and well-defined plans for the future
- low-cost, proprietary products
- dominance in market share or specialized market sectors
- strong earnings and cash flow that fosters growth
- shareholder orientation by increasing dividends, stock repurchases and strategic acquisitions

While TIM invests principally in domestic common stocks, the fund may, to a lesser extent, invest in other securities or investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.

TIM may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant (which is inconsistent with the fund's principal investment strategies). To the extent it invests in these securities, the fund may not be able to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- STOCK SELECTION ANALYSIS

The criteria used by TIM to evaluate securities and companies to include in the fund's portfolio may not be effective and may cause overall returns to be lower than if other evaluation methods are used.

You may lose money if you invest in this fund.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

- INVESTOR PROFILE

This fund may be appropriate for long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                                 2001
                                 ----
                               (17.53)

---------------------------------------------------------

                                    QUARTER ENDED   RETURN
CLASS A SHARES:                     -------------   ------
Best Quarter:                         12/31/01       12.85%
Worst Quarter:                         9/30/01      (18.39)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (22.07)%   (18.69)%
Return after taxes on distributions*       (22.07)%   (18.69)%
Return after taxes on distributions and
sale of fund shares*                       (13.44)%   (13.59)%
-------------------------------------------------------------
S&P 500 Class A                            (11.88)%    (7.90)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 1.60%   1.60%   1.60%   1.60%
                                 --------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                       2.75%   3.40%   3.40%   3.30%
EXPENSE REDUCTION (c)          1.00%   1.00%   1.00%   1.00%
                                 --------------------------
NET OPERATING EXPENSES         1.75%   2.40%   2.40%   2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,267    $1,841     $3,392
    B*         $743    $1,252    $1,784     $3,471
    C          $243    $  952    $1,684     $3,618
    M          $430    $1,013    $1,719     $3,592
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,267    $1,841     $3,392
    B*         $243    $  952    $1,684     $3,471
    C          $243    $  952    $1,684     $3,618
    M          $331    $1,013    $1,719     $3,592
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX ALGER AGGRESSIVE GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX ALGER AGGRESSIVE GROWTH IS LONG-TERM CAPITAL APPRECIATION. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Fred Alger Management, Inc. (Alger), seeks to achieve the fund's objective by investing fund assets principally in:

- equity securities such as common or preferred stocks

- convertible securities (convertible securities can be exchanged for, or converted into, common stock of such companies)

Under normal market conditions, the fund invests at least 85% of its assets in common stocks. Alger invests in companies of any size that the fund manager considers to be rapidly growing. A research oriented, "bottom-up" approach to security selection is emphasized. Alger may also invest in rights, warrants, options and futures.

When selecting stocks for the fund, Alger considers the following factors:

- insiders' activity
- market style leadership (market dominance of a particular company)
- institutional activity
- relative strength price change (price performance relative to an index)
- price-to-declining U.S. dollar
- earnings to projected change
- quarterly earnings per-share growth rate

Alger selects convertible securities for the fund that can be converted, or exchanged, for stock of the issuer. Convertible securities are often rated below investment grade (i.e., considered to be "junk bonds"), or not rated because they fall below debt obligations and just above common stock in order of preference or priority on the issuer's balance sheet. Alger invests in convertible securities which are rated at or above investment grade.

Alger may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). During this time, the fund may invest up to 100% of its assets in money market instruments and cash equivalents. Under these circumstances, the fund will be unable to achieve its investment objective.

Alger may sell a security in order to buy shares of another company expected to have greater potential for growth or to meet redemptions.

While the fund invests principally in equity and convertible securities, Alger may, to a lesser extent, invest in ADRs, money market instruments, repurchase agreements, or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI. (WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- INVESTING AGGRESSIVELY

   - the value of developing-company stocks may be very volatile, and can drop significantly in a short period of time.
   - rights, options and futures contracts may not be exercised and may expire worthless.
   - warrants and rights may be less liquid than stocks.

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek capital growth aggressively, and who can tolerate wide swings in the value of their investment.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1995             1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----
        55.00            5.99     23.27     48.92     69.14    (32.48)   (17.52)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/99       43.38%
Worst Quarter:                       12/31/00      (22.94)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                ONE YEAR   5 YEARS    OF FUND)
--------------------------------------------------------------
Return before taxes              (22.05)%   10.32%     15.63%
Return after taxes on
distributions*                   (22.05)%    9.40%     14.33%
Return after taxes on
distributions and sale of fund
shares*                          (13.43)%    8.53%     13.14%
--------------------------------------------------------------
S&P 500 Class A                  (11.88)%   10.70%     15.95%
(reflects no deduction for
fees, expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.73%   0.73%   0.73%   0.73%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.88%   2.53%   2.53%   2.43%
EXPENSE REDUCTION (C)          0.33%   0.33%   0.33%   0.33%
                                 --------------------------
NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,078    $1,481     $2,605
    B*         $723    $1,056    $1,416     $2,681
    C          $223    $  756    $1,316     $2,841
    M          $410    $  819    $1,353     $2,814
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,078    $1,481     $2,605
    B*         $223    $  756    $1,316     $2,681
    C          $223    $  756    $1,316     $2,841
    M          $311    $  819    $1,353     $2,814
---------------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX GREAT COMPANIES -- AMERICA(SM)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX GREAT COMPANIES -- AMERICA(SM) IS LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve this objective by investing principally in:

- large-cap stocks

The fund seeks to invest in common stocks of large, established, United States based companies. Stocks for this fund are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the United States; have been in business for at least 50 years and survived the founder; have a market cap in excess of $15 billion; be a global company (as defined by the sub-adviser); be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities.

The sub-adviser seeks common stocks that have outstanding shareholder returns and have outperformed the funds benchmark over a set period of time. The sub-adviser will use the S&P 500 as the performance benchmark for the fund.

Companies identified by the sub-adviser for selection to the portfolio may fall outside of the initial screening process. The final selection of companies identified by the stock selection process and the addition of such companies to the portfolio, is at the sole discretion of the sub-adviser, irrespective of the stock screening process or methods used.

To determine which "great company" in which the fund should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 79 for a complete description of Intrinsic Value investing.

Great Companies strives to manage the fund in a tax efficient manner. The fund seeks to minimize capital gains distributions through its investment strategy. To do so, Great Companies seeks to follow the following strategies:

    1. Whenever it intends to make a sale, it will seek to always sell the highest cost lots; when it expects the sale will result in a capital gain, it looks for a capital loss than can be taken in another stock where the sale also makes economic sense.

    2. When taxable dividends and interest accumulates, it looks for short term losses to take to offset the income.

    In either case, it tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

    There is no guarantee that the sub-adviser's attempt to manage the fund in a tax-efficient manner will be successful.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- ESTABLISHED COMPANY STOCKS

Because companies in which this fund invests must have been in existence for at least a 50-year period, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

- PROPRIETARY RESEARCH

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

 WHAT IS A NON-DIVERSIFIED FUND?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests in a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a widely diversified fund and may be subject to a greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets in one issuer.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                                 2001
                                 ----
                               (12.02)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01       11.16%
Worst Quarter:                        3/31/01      (15.68)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                       (16.86)%    (6.51)%
Return after taxes on distributions*      (16.86)%    (6.51)%
Return after taxes on distributions and
sale of fund shares*                      (10.27)%    (7.51)%
-------------------------------------------------------------
S&P 500 Class A                           (11.88)%   (15.97)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds,whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.63%   0.63%   0.63%   0.63%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.78%   2.43%   2.43%   2.33%
EXPENSE REDUCTION (c)          0.23%   0.23%   0.23%   0.23%
                                 --------------------------
NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $699    $1,058    $1,441     $2,511
  B   *        $723    $1,036    $1,375     $2,588
  C            $223    $  736    $1,275     $2,749
  M            $410    $  798    $1,312     $2,722
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $699    $1,058    $1,441     $2,511
  B   *        $223    $  736    $1,275     $2,588
  C            $223    $  736    $1,275     $2,749
  M            $311    $  798    $1,312     $2,722
---------------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX JANUS GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS GROWTH IS GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve this objective by investing principally in:

- equity securities listed on national exchanges or on NASDAQ which the fund's manager believes have a good potential for capital growth, some of which may be of foreign issuers

The fund's main strategy is to invest almost all of its assets in equity securities at times when the fund's manager believes the market environment favors such investing.

The fund's manager builds the fund one company at a time, emphasizing growth of capital by investing in companies the fund's manager believes to have the greatest earnings growth potential.

While investments are focused on earnings growth, the fund's manager also searches for companies that it believes are trading at reasonable prices relative to their future earnings growth. To locate these opportunities, the fund's manager subjects each company to a rigorous "bottom up" fundamental analysis, carefully researching each potential investment before and after it is incorporated into the fund.

Although themes may emerge in the fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Realization of income is not a significant investment consideration for the fund, and any income realized on the fund's investments is incidental to its objective.

The fund's manager may sell stocks when its expectations regarding earnings growth change, there is an earnings surprise, or the earnings change.

While the fund invests principally in equity securities, the fund's manager may, to a lesser extent, invest in futures and foreign securities, or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:
   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who want capital growth in a broadly diversified stock portfolio, and who can tolerate significant fluctuations in the value of their investment.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1992             1993      1994      1995      1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        1.17             3.81     (8.47)    47.12     17.06     16.82     63.98     58.46    (28.22)   (28.29)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/99       31.77%
Worst Quarter:                        9/30/01      (31.66)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                       10 YEARS
                                                       (OR LIFE
                               ONE YEAR    5 YEARS     OF FUND)
---------------------------------------------------------------
Return before taxes            (32.23)%       8.11%       9.35%
Return after taxes on
distributions*                 (32.23)%       6.31%       7.43%
Return after taxes on
distributions and sale of
fund shares*                   (19.63)%       7.01%       7.53%
---------------------------------------------------------------
Class T                        (34.06)%       7.71%       9.29%
S&P 500 Class A                (11.88)%      10.70%      12.93%
(reflects no deduction for
fees, expenses, or taxes)
---------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                 CLASS OF SHARES
                        A      B      C       M        T*
-----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering
price)                 5.50%  None   None     1.00%    8.50%
Maximum deferred
sales charge (load)    None(a) 5.00% None     1.00%(b)   None(a)
(as a percentage of purchase price
or redemption proceeds, whichever
is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

% OF AVERAGE DAILY NET ASSETS  CLASS OF SHARES
                          A       B       C       M       T*
-------------------------------------------------------------
Management fees         1.00%    1.00%   1.00%   1.00%   1.00%
Distribution and
service (12b-1) fees    0.35%    1.00%   1.00%   0.90%    N/A
Other expenses          0.17%    0.17%   0.17%   0.17%   0.17%
                           ----------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES      1.52%    2.17%   2.17%   2.07%   1.17%
EXPENSE REDUCTION (c)   0.03%    0.03%   0.03%   0.03%   0.03%
                           ----------------------------------
NET OPERATING EXPENSES  1.49%    2.14%   2.14%   2.04%   1.14%
-------------------------------------------------------------

(a) Certain purchases of Class A or Class T shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.50%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
*Not available to new investors.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $693    $1,001    $1,331     $2,260
    B*         $717    $  976    $1,262     $2,336
    C          $217    $  676    $1,162     $2,501
    M          $404    $  739    $1,200     $2,474
    T          $956    $1,187    $1,436     $2,147
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $693    $1,001    $1,331     $2,260
    B*         $217    $  676    $1,162     $2,336
    C          $217    $  676    $1,162     $2,501
    M          $305    $  739    $1,200     $2,474
    T          $956    $1,187    $1,436     $2,147
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH (FORMERLY, T. ROWE PRICE DIVIDEND
GROWTH)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX T. ROWE PRICE TAX-EFFICIENT GROWTH IS TO SEEK ATTRACTIVE LONG-TERM CAPITAL APPRECIATION ON AN AFTER-TAX BASIS.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve this objective by investing principally in large-cap stocks. Stocks are selected mainly from the 1,000 largest U.S. companies as measured by their capitalizations.

T. Rowe Price selects stocks based on a combination of fundamental, bottom-up analysis and top-down quantitative strategics in an effort to identify companies with superior long-term appreciation prospects. T. Rowe Price generally uses a growth approach, looking for companies with one or more of the following characteristics:

- a demonstrated ability to consistently increase revenues, earnings, and cash flow
- capable management
- attractive business niches
- a sustainable competitive advantage

Valuation measures, such as a company's price/earnings ratio relative to the market and its own growth rate are also considered. T. Rowe Price typically limits holdings of high-yielding stocks, but the payment of dividends -- even above-average dividends -- does not disqualify a stock from consideration.

In an effort to achieve the fund's goal of minimizing taxable distributions, T. Rowe Price strives to avoid realizing capital gains by limiting sales of existing holdings. However, gains may be realized when T. Rowe Price believes the risk of holding a security outweighs tax considerations. When gains are taken, T. Rowe Price will attempt to offset them with losses from other securities.

While most assets will be invested in U.S. common stock, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

- GROWTH STOCKS

Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

- FOREIGN STOCKS

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events.

There is no guarantee the fund's attempt to manage the portfolio in a tax-efficient manner will be successful.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who want a long-term approach to building capital and who can tolerate the greater risk of share price declines that accompanies an all-stock portfolio. The higher your tax bracket, the more likely the fund will be appropriate.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's Composite Stock Index (S&P 500), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%) (1)

                                 CLASS A SHARES

                                    (GRAPH)

         2000                    2001
         ----                    ----
         9.44                   (4.75)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01        9.59%
Worst Quarter:                        9/30/01      (10.27)%
---------------------------------------------------------

(1) Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend Growth, and was managed using a different investment strategy.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                         (9.99)%   (0.44)%
Return after taxes on distributions*       (10.00)%   (0.63)%
Return after taxes on distributions and
sale of fund shares*                        (6.08)%   (0.42)%
-------------------------------------------------------------
S&P 500 Class A                            (11.88)%   (1.40)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.75%   0.75%   0.75%   0.75%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.97%   0.97%   0.97%   0.97%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.07%   2.72%   2.72%   2.62%
EXPENSE REDUCTION (c)          0.37%   0.37%   0.37%   0.37%
                                 --------------------------
NET OPERATING EXPENSES         1.70%   2.35%   2.35%   2.25%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.35%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $713    $1,129    $1,570     $2,790
    B*         $738    $1,109    $1,507     $2,868
    C          $238    $  809    $1,407     $3,024
    M          $425    $  872    $1,444     $2,997
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $713    $1,129    $1,570     $2,790
    B*         $238    $  809    $1,407     $2,868
    C          $238    $  809    $1,407     $3,024
    M          $326    $  872    $1,444     $2,997
---------------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX JENNISON EQUITY OPPORTUNITY

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JENNISON EQUITY OPPORTUNITY IS TO SEEK LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Jennison Associates LLC, (Jennison), intends to achieve this objective by primarily investing fund assets in:

- common stocks

In seeking its investment objective, Jennison will invest at least 80% of the fund's total assets in common stocks of established companies that, in Jennison's opinion, are under-valued in the market. Jennison attempts to identify stocks that have good fundamental prospects but are selling at, what it believes is, a depressed valuation level relative to those prospects. Jennison will seek to moderate equity risk from time to time by holding cash reserves and engaging in short sales "against the box." The "short against the box" technique most commonly is used when an investor is selling a stock that has increased in value substantially and wants to defer paying a heavy capital gains tax. The investor borrows shares of the same stock, and sells those shares, thus temporarily deferring the gains. The investor typically will not owe capital gains taxes on the sale until he or she closes out the position (use shares that are owned to return the borrowed shares).

Although Jennison will focus on the domestic market, it may also invest in stocks of foreign companies. If Jennison invests in emerging market countries, the risks are greater than those of investing in developed foreign markets. The economic structures in emerging market countries are less diverse and mature than those of developed countries, and their political systems are generally less stable. Since emerging market countries may have less developed legal structures, small securities markets and low trading volumes, a fund may be required to establish special custody or other arrangements before investment.

Jennison describes its investment strategy as a multi-cap "opportunistic" approach in making investment decisions. When deciding which stocks to buy, Jennison emphasizes both projected earnings growth and, in its opinion, attractive valuations. This means characteristics of the stocks they purchase (growth or value, and mid cap or large cap) can change depending on where Jennison believes the best trade-off between earnings growth and attractive valuation may be at any given time.

While Jennison will invest primarily in equity securities, they may also invest in equity-related securities such as preferred stocks and convertible securities, and in fixed-income securities. Jennison may also use derivative securities in implementing its strategy. (A derivative is commonly defined as a financial instrument whose performance is derived (related), at least in part, from the performance of an underlying asset (such as a security or an index of securities)). These financial instruments include futures, options on securities, options on futures, forward contracts, swap agreements and structured notes. Use of derivatives may result in greater losses and adverse tax consequences to the fund.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

Jennison may invest in other securities and utilize other investment strategies in pursuit of its investment strategies which are explained beginning on page 76 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500) and the Wilshire 5000 Total Market Index (Wilshire 5000), widely recognized unmanaged indexes of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)(1)

                                 CLASS A SHARES

                                    (GRAPH)

        1997             1998      1999      2000      2001
        ----             ----      ----      ----      ----
        21.11           (5.34)    29.33    (28.56)    10.06

---------------------------------------------------------

                                 QUARTER ENDED    RETURN
CLASS A SHARES:                  -------------   --------
Best Quarter:                      12/31/98        24.98%
Worst Quarter:                      9/30/98      (24.42)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                ONE YEAR   5 YEARS    OF FUND)
--------------------------------------------------------------
Return before taxes               4.01%      1.95%      3.28%
Return after taxes on
  distributions*                  4.01%    (0.13)%      1.17%
Return after taxes on
distributions and sale of fund
shares*                           2.44%      0.65%      1.66%
--------------------------------------------------------------
S&P 500 Class A                 (11.88)%    10.70%     12.21%
Wilshire 5000 Class A           (12.06)%     8.27%      9.64%
(reflects no deduction for
fees, expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(1) PRIOR TO DECEMBER 1, 2000, THIS FUND WAS MANAGED BY C.A.S.E. MANAGEMENT, INC. AND WAS NAMED IDEX C.A.S.E. GROWTH.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 1.29%   1.29%   1.29%   1.29%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.44%   3.09%   3.09%   2.99%
EXPENSE REDUCTION (c)          0.69%   0.69%   0.69%   0.69%
                                 --------------------------
NET OPERATING EXPENSES         1.75%   2.40%   2.40%   2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisors, Inc. through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,206    $1,720     $3,124
    B*         $743    $1,189    $1,661     $3,202
    C          $243    $  889    $1,561     $3,354
    M          $430    $  951    $1,597     $3,327
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,206    $1,720     $3,124
    B*         $243    $  889    $1,561     $3,202
    C          $243    $  889    $1,561     $3,354
    M          $331    $  951    $1,597     $3,327
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX SALOMON ALL CAP

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX SALOMON ALL CAP IS TO SEEK CAPITAL
APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Salomon Brothers Asset Management Inc (SaBAM), seeks to achieve this objective by investing fund assets principally in:

- common stocks
- convertible securities

In seeking capital appreciation, the fund may purchase securities of: seasoned issuers; small companies; newer companies; and new issues.

SaBAM anticipates that the fund's investments generally will be in securities of companies which it considers to reflect the following characteristics:

- undervalued share prices
- special situations such as existing or possible changes in management or management policies, corporate structure or control, capitalization, regulatory environment, or other circumstances which could be expected to favor earnings or market price of such company's shares
- growth potential due to technological advances, new methods in marketing or production, new or unique products or services, changes in demands for products or services or other significant new developments

SaBAM purchases securities that it believes can be accurately valued, examining cash flow and management's use of cash. SaBAM looks for securities that it believes have a catalyst for price appreciation. Only those companies that pass SaBAM's in-depth analysis and debate are eligible for inclusion in the fund's portfolio.

SaBAM uses a "bottom up" fundamental research process to select the fund's securities.

SaBAM may sell the fund's securities when stocks become overvalued and its expectations regarding earnings growth change.

SaBAM may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund will be unable to pursue its investment objective.

While the fund invests principally in common stocks, SaBAM may, to a lesser extent, invest in cash equivalent or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the fund's holdings may fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL SIZED OR NEW COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

 WHAT IS A NON-DIVERSIFIED FUND?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

- INVESTOR PROFILE

This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations in their investments.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 3000 Index (Russell 3000), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

         2000                    2001
         ----                    ----
        16.88                    1.55

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         3/31/00       12.71%
Worst Quarter:                        9/30/01      (13.28)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                         (4.03)%   14.33%
Return after taxes on distributions*        (4.39)%   13.49%
Return after taxes on distributions and
sale of fund shares*                        (2.46)%   10.64%
-------------------------------------------------------------
Russell 3000 Class A                       (11.46)%   (0.24)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.53%   0.53%   0.53%   0.53%
                                 --------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                       1.68%   2.33%   2.33%   2.23%
EXPENSE REDUCTION (c)          0.13%   0.13%   0.13%   0.13%
                                 --------------------------
NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,038    $1,401     $2,417
    B*         $723    $1,015    $1,334     $2,494
    C          $223    $  715    $1,234     $2,656
    M          $410    $  778    $1,271     $2,629
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,038    $1,401     $2,417
    B*         $223    $  715    $1,234     $2,494
    C          $223    $  715    $1,234     $2,656
    M          $311    $  778    $1,271     $2,629
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX JANUS CAPITAL APPRECIATION

(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS CAPITAL APPRECIATION IS LONG-TERM GROWTH OF CAPITAL. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the fund's objective by investing principally in:

- equity securities of medium-sized companies

Medium-sized companies are those whose market capitalizations, at the time of purchase, fall within the range of the S&P Mid Cap 400 Index. As of January 31, 2002, this range was $332 million to $9.06 billion.

This fund invests in industries and stocks of companies that the fund's manager believes are experiencing favorable demand for their products and services, and are operating in favorable competitive and regulatory environments.

The fund's manager uses a "bottom up" approach when choosing securities for the fund's portfolio. The fund's manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

Although themes may emerge in the fund, stocks are usually selected without regard to any defined industry sector or other similarly defined selection procedure. Though income is not an objective of the fund, some holdings might produce incidental income.

The fund's manager may sell the fund's securities when its expectations regarding growth potential change.

While the fund invests principally in equity securities of medium-sized companies, the fund manager may, to a lesser extent, invest in stocks of smaller to larger companies, including some foreign companies, or other securities and investment strategies in pursuit of the fund's investment objective, which are explained beginning on page 76 and in the SAI.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share prices more volatile, and their securities less liquid than larger, more established companies.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

 WHAT IS A NON-DIVERSIFIED FUND?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.

- INVESTOR PROFILE

This fund may be appropriate for investors who want capital growth and who can stand the risks associated with common stock investments.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's MidCap 400 Index (S&P 400), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN AS of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1995             1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----
        35.62           13.00     12.18     31.32     119.22   (37.72)   (40.49)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/99       56.94%
Worst Quarter:                        3/31/01      (32.68)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                 ONE YEAR   5 YEARS   OF FUND)
--------------------------------------------------------------
Return before taxes              (43.76)%     2.50%     8.89%
Return after taxes on
  distributions*                 (43.76)%     1.54%     7.73%
Return after taxes on
distributions and sale of fund
shares*                          (26.65)%     2.02%     7.27%
--------------------------------------------------------------
S&P 400 Class A                   (0.60)%    16.11%    18.47%
(reflects no deduction for
fees, expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**After-tax returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                1.00%   1.00%   1.00%   1.00%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.67%   0.67%   0.67%   0.67%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.02%   2.67%   2.67%   2.57%
EXPENSE REDUCTION (c)          0.17%   0.17%   0.17%   0.17%
                                 --------------------------
NET OPERATING EXPENSES         1.85%   2.50%   2.50%   2.40%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.50%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $728    $1,133    $1,563     $2,756
  B   *        $753    $1,113    $1,500     $2,833
  C            $253    $  813    $1,400     $2,990
  M            $440    $  876    $1,437     $2,963
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $728    $1,133    $1,563     $2,756
  B   *        $253    $  813    $1,400     $2,833
  C            $253    $  813    $1,400     $2,990
  M            $341    $  876    $1,437     $2,963
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX PBHG MID CAP GROWTH (FORMERLY, IDEX PILGRIM BAXTER MID CAP GROWTH)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX PBHG MID CAP GROWTH IS TO SEEK CAPITAL APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter), seeks to achieve the fund's objective by investing fund assets principally in:

- common stocks of medium capitalization companies

In seeking capital appreciation, Pilgrim Baxter normally invests at least 80% of the fund's total assets in common stocks, issued by companies with market capitalizations or average revenues between $500 million and $10 billion. The fund invests primarily in companies that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential.

Pilgrim Baxter uses its own fundamental research computer models and proprietary measures of growth and business momentum in managing the fund.

Pilgrim Baxter's decision to sell a stock depends on many factors. Generally speaking, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternate investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Pilgrim Baxter may take a temporary defensive position to maintain liquidity when economic or market conditions are unfavorable for profitable investing. Under these circumstances, the fund will be unable to achieve its investment objective.

While the fund invests principally in common stocks of medium-sized companies, Pilgrim Baxter may, to a lesser extent, elect to invest in options and futures contracts for hedging and risk management, or in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

- MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger, more established companies.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who want long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell Mid Cap Growth Index (MCG), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                                 2001
                                 ----
                               (37.29)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         6/30/01       19.81%
Worst Quarter:                        3/31/01      (37.67)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (40.74)%   (0.55)%
Return after taxes on distributions*       (40.74)%   (0.79)%
Return after taxes on distributions
and sale of fund shares*                   (24.81)%   (0.48)%
-------------------------------------------------------------
Russell Mid Cap Growth Class A             (20.15)%    3.02%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.97%   0.97%   0.97%   0.97%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.12%   2.77%   2.77%   2.67%
EXPENSE REDUCTION (c)          0.37%   0.37%   0.37%   0.37%
                                 --------------------------
NET OPERATING EXPENSES         1.75%   2.40%   2.40%   2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. for the period through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $718    $1,144    $1,594     $2,839
  B*           $743    $1,124    $1,532     $2,917
  C            $243    $  824    $1,432     $3,073
  M            $430    $  886    $1,468     $3,046
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $718    $1,144    $1,594     $2,839
  B*           $243    $  824    $1,432     $2,917
  C            $243    $  824    $1,432     $3,073
  M            $331    $  886    $1,468     $3,046
---------------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX TRANSAMERICA GROWTH OPPORTUNITIES (FORMERLY, IDEX TRANSAMERICA SMALL
COMPANY)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX TRANSAMERICA GROWTH OPPORTUNITIES IS TO MAXIMIZE LONG-TERM GROWTH.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), uses a "bottom-up" approach to investing and builds the fund's portfolio one company at a time by investing fund assets principally in:

- equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies

TIM generally invests at least 65% of the fund's assets in a diversified portfolio of equity securities. The companies issuing these securities are companies with small and medium-sized market capitalization whose market capitalization or annual revenues are no more than $5 billion at the time of purchase.

TIM selects stocks that are issued by U.S. companies which, in its opinion, show:

- strong potential for steady growth
- high barriers to competition

It is the opinion of TIM that companies with smaller and medium-sized capitalization levels are less actively followed by security analysts and therefore they may be undervalued, providing strong opportunities for a rise in value.

While the fund invests principally in equity securities, TIM may also, to a lesser extent, invest in debt securities or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.

TIM may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant (which is inconsistent with the fund's principal investment strategies). To the extent it is invested in these securities, the fund may not be able to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small and medium sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company.

Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

- INVESTOR PROFILE

This fund may be appropriate for long-term investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 2000 Index (Russell 2000), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                               CLASS A SHARES(1)

                                    (GRAPH)

                                 2001
                                 ----
                               (17.69)

---------------------------------------------------------

(1)Prior to March 1, 2002, this fund was named IDEX Transamerica Small Company.
---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01       23.35%
Worst Quarter:                        3/31/01      (34.23)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (22.22)%   (29.75)%
Return after taxes on distributions*       (22.22)%   (29.75)%
Return after taxes on distributions and
sale of fund shares*                       (13.53)%   (21.40)%
-------------------------------------------------------------
Russell 2000 Class A                         2.49%     (7.48)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 1.68%   1.68%   1.68%   1.68%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.83%   3.48%   3.48%   3.38%
EXPENSE REDUCTION (c)          1.08%   1.08%   1.08%   1.08%
                                 --------------------------
NET OPERATING EXPENSES         1.75%   2.40%   2.40%   2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. for the period through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
  A            $718    $1,282    $1,871     $3,460
  B   *        $743    $1,268    $1,815     $3,539
  C            $243    $  968    $1,715     $3,685
  M            $430    $1,029    $1,751     $3,659
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,282    $1,871     $3,460
    B*         $243    $  968    $1,715     $3,539
    C          $243    $  968    $1,715     $3,685
    M          $331    $1,029    $1,751     $3,659
---------------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX ISABELLE SMALL CAP VALUE

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX ISABELLE SMALL CAP VALUE IS TO SEEK CAPITAL APPRECIATION BY INVESTING ITS ASSETS PRIMARILY IN RELATIVELY UNDERVALUED COMMON STOCKS OF DOMESTIC SMALL COMPANIES.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Ironwood Capital Management, LLC (Ironwood), seeks to achieve this objective by investing principally in:

- stocks of small cap companies

The fund manager seeks to combine the risk-averse nature of value investing with the superior long-term capital appreciation potential of small company stocks. The fund, under normal conditions, invests at least 80% of its assets in companies that have market capitalizations of less than $1.5 billion at the time of purchase. Market capitalization is the stock price multiplied by the total number of shares outstanding.

It is the manager's intention to be fully invested in small cap securities under normal market conditions.

Using a bottom-up approach with fundamental analysis, Ironwood analyzes a company's recent valuation, price/ earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents the best value in terms of current price, cash flow, and current and forecasted earnings.

Ironwood believes that this approach helps to identify companies whose market value is substantially below true economic value. These companies are often neglected, overlooked or out-of-favor in the market. As a result, their current stock prices may not reflect the companies' long-term economic value. Frequently, these companies exhibit one or more of the following traits:

- a company in transition, or in the process of being turned around
- the company has a new product or innovation to offer the marketplace
- the company is positioned to benefit from internal changes, such as a shift in management, or external catalysts, such as a cyclical turnaround of a depressed business or industry.

In selecting these securities, Ironwood conducts an in-depth research and analysis of each company. Ironwood looks at: potential cash flow; quality and commitment of management; overall financial strength; and existing assets. Ironwood often conducts in-person visits or discussions with management as well.

Ironwood may sell a security when it achieves Ironwood's defined target price. A security may also be sold if any of the following occur: a disruptive change in management; the company is unable to operate under its financial burdens; the cycle fails to materialize; a company's product or technology cannot be commercialized; or the investment time horizon of 2 to 3 years is exceeded.

From time to time to supplement or enhance the fund's principal investment strategies in an effort to achieve the fund's investment objectives, the fund manager may invest to a lesser extent in convertible and debt securities, foreign securities, rights and warrants, illiquid and restricted securities, below investment-grade debt securities, commonly referred to as "junk bonds," repurchase agreements, when issued and delayed delivery securities, hedging transactions, short sales "against the box," lending portfolio securities, borrowing money or other securities and investment strategies in pursuit of the fund's investment objective, which are explained beginning on page 76 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- MANAGEMENT RISK

Your investment in the fund varies with the success and failure of Ironwood's value-oriented investment strategies and Ironwood's research, analysis and selection of portfolio securities. If Ironwood's investment strategies do not produce the expected results, your investment could be diminished or even lost.

- SMALL-SIZED OR NEW COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for long-term investors who are able to tolerate the volatility that exists with investing in small company stocks.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in April 2001, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                   CLASS OF SHARES
                               A       B      C       M
----------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering price)     5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                  None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

% OF AVERAGE DAILY NET ASSETS        CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.90%   0.90%   0.90%   0.90%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 2.31%   2.31%   2.31%   2.31%
                                 --------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                       3.56%   4.21%   4.21%   4.11%
EXPENSE REDUCTION (c)          1.71%   1.71%   1.71%   1.71%
                                 --------------------------
NET OPERATING EXPENSES         1.85%   2.50%   2.50%   2.40%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.50%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $728    $1,432    $2,156     $4,061
    B*         $753    $1,423    $2,107     $4,141
    C          $253    $1,123    $2,007     $4,278
    M          $440    $1,183    $2,041     $4,252
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $728    $1,432    $2,156     $4,061
    B*         $253    $1,123    $2,007     $4,141
    C          $253    $1,123    $2,007     $4,278
    M          $341    $1,183    $2,041     $4,252
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX T. ROWE PRICE SMALL CAP

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF IDEX T. ROWE PRICE SMALL CAP IS TO SEEK LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF SMALL GROWTH COMPANIES.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price), seeks to achieve the fund's objective by investing fund assets principally in:

- common stocks of small-cap growth companies

This fund will invest at least 80% of its net assets in small-cap growth companies. These are defined as companies whose market capitalization falls within the range of, or less than, the smallest 100 companies in the Standard & Poor's 500 Composite Stock Index (S&P 500) which was approximately $3,592 billion and below as of December 31, 2001, but the upper size limit will vary with market fluctuations. Companies whose capitalization increases above this range after the fund's initial purchase continue to be considered small companies for purposes of this policy. The S&P 500 measures the performance of the common stocks of 500 large U.S. companies in the manufacturing, utilities, transportation, and financial industries. (A company's market "cap" is found by multiplying its shares outstanding by its stock price.)

To help manage cash flows efficiently, T. Rowe Price may also buy and sell stock index futures. The fund intends to be invested in a large number of holdings. T. Rowe Price believes this diversification should minimize the effects of individual security selection on fund performance.

T. Rowe Price uses a number of quantitative models that are designed to identify key characteristics of small-cap growth stocks. Based on these models and fundamental company research, stocks are selected in a "top-down" manner so that the fund's portfolio as a whole reflects characteristics T. Rowe Price considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings growth.

 WHAT IS A QUANTITATIVE MODEL?
  A quantitative model is fashioned by a fund's sub-adviser to assist the sub-adviser in evaluating a potential security. The sub-adviser creates a model that is designed using characteristics that the sub-adviser deems advantageous in a security. The sub-adviser then compares a potential security's characteristics against those of the model, and makes a determination of whether or not to purchase the security based on the results of that comparison.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

 WHAT IS A TOP-DOWN APPROACH?
  When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.

While the fund invests principally in small-cap common stocks, T. Rowe Price may, to a lesser extent, invest in foreign stocks, stock index futures, or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- SMALL-CAP COMPANIES

Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the fund will typically be fully invested in this market sector, investors are fully exposed to its volatility.

- QUANTITATIVE MODELS

A quantitative model that is developed to select stocks may not be effective. As a result, overall returns of the fund may be lower than if other methods were used to select the stock held by the fund.

- FOREIGN STOCKS

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who want an aggressive, long-term approach to building capital and who can tolerate significant fluctuations inherent in small-cap stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Russell 2000 Index (Russell 2000), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

         2000                    2001
         ----                    ----
        (9.15)                 (10.09)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01       25.15%
Worst Quarter:                        9/30/01      (25.04)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                       (15.03)%     2.16%
Return after taxes on distributions*      (15.03)%     1.82%
Return after taxes on distributions
and sale of fund shares*                   (9.16)%     1.49%
-------------------------------------------------------------
Russell 2000 Class A                         2.49%     9.49%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 1.41%   1.41%   1.41%   1.41%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.56%   3.21%   3.21%   3.11%
EXPENSE REDUCTION (c)          0.81%   0.81%   0.81%   0.81%
                                 --------------------------
NET OPERATING EXPENSES         1.75%   2.40%   2.40%   2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. for the period through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,230    $1,767     $3,229
    B*         $743    $1,214    $1,708     $3,307
    C          $243    $  914    $1,608     $3,457
    M          $430    $  975    $1,644     $3,431
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,230    $1,767     $3,229
    B*         $243    $  914    $1,608     $3,307
    C          $243    $  914    $1,608     $3,457
    M          $331    $  975    $1,644     $3,431
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX JANUS BALANCED

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS BALANCED IS LONG-TERM CAPITAL GROWTH, CONSISTENT WITH PRESERVATION OF CAPITAL AND BALANCED BY CURRENT INCOME.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the fund's objective by investing principally in:

- 40% to 60% in securities selected primarily for growth potential -- such as common stocks
- 40% to 60% in securities selected primarily for income potential -- both equity and debt.

The basic strategy of the fund is to maintain a growth component and an income component. Normally, 40% to 60% of the fund's securities are chosen primarily for their growth potential, and the remaining 40% to 60% are chosen primarily for their income potential. These securities may include some of foreign issuers.

The growth component is expected to consist mainly of common stocks in companies and industries that the fund manager believes are experiencing favorable demand for their products and services, and that are operating in a favorable competitive and regulatory climate. In its analysis, the fund manager looks for companies with earnings growth potential that may not be recognized by the market.

The income component will consist of securities that the fund manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities.

At least 25% of the fund's assets will normally be invested in fixed-income securities.

The sub-adviser uses a "bottom up" approach to select stocks. In other words, the fund manager looks mostly for income producing securities that meet its investment criteria one at a time. If the fund manager is unable to find such investments, the fund's assets may be in cash or similar investments. Securities are selected without regard to any industry sector or other similarly defined selection procedure.

Up to 35% of the fund's assets may be invested in high-yield/high-risk bonds (commonly known as junk "bonds"). These bonds are rated below investment grade by the primary rating agencies.

The fund may shift assets between the growth and income portions of its portfolio, based on the fund manager analysis of the market and conditions in the economy. If the fund manager believes that at a particular time growth investments will provide better returns than the yields from income-producing investments, the fund may put a greater emphasis on growth. The reverse may also take place.

The fund manager may sell the fund's securities when its expectations regarding earnings growth potential change.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

The fund may, to a lesser extent, invest in futures and foreign securities, or other securities and investment strategies in pursuit of the fund's investment objectives, which are explained beginning on page 76 and in the SAI.

 WHAT IS "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates
   - length of time to maturity
   - issuers defaulting on their obligations to pay interest or return principal

- HIGH-YIELD/HIGH-RISK SECURITIES

   - credit risk
   - greater sensitivity to interest rate movements
   - greater vulnerability to economic changes
   - decline in market value in event of default
   - less liquidity

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek capital growth and income from the same investment, but who also want an investment that sustains value by maintaining a balance between equity and debt (stocks and bonds). The fund is not for investors who desire a consistent level of income.
(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500) and the Lehman Brothers U.S. Government/Credit Index (LBGC), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1995             1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----
        25.20           16.60     21.17     30.78     23.55     (3.39)    (5.83)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/98       18.31%
Worst Quarter:                        3/31/01      (5.87)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                       10 YEARS
                                                       (OR LIFE
                             ONE YEAR     5 YEARS      OF FUND)
----------------------------------------------------------------
Return before taxes          (11.01)%      10.98%          13.51%
Return after taxes on
  distribution*              (11.63)%       9.51%          11.37%
Return after taxes on
distributions and sale of
fund shares*                  (6.71)%       8.37%          10.34%
----------------------------------------------------------------
S&P 500 Class A              (11.88)%      10.70%          15.95%
LBGC Class A                    8.50%       7.37%           8.33%
(reflects no deduction for
fees, expenses, or taxes)
----------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                   CLASS OF SHARES
                               A      B      C       M
--------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None   1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                1.00%   1.00%   1.00%   1.00%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.31%   0.31%   0.31%   0.31%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.66%   2.31%   2.31%   2.21%
EXPENSE REDUCTION (c)          0.02%   0.02%   0.02%   0.02%
                                 --------------------------
NET OPERATING EXPENSES         1.64%   2.29%   2.29%   2.19%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.50%.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $708    $1,043    $1,401     $2,406
    B*         $732    $1,019    $1,333     $2,482
    C          $232    $  719    $1,233     $2,644
    M          $419    $  782    $1,271     $2,617

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $708    $1,043    $1,401     $2,406
    B*         $232    $  719    $1,233     $2,482
    C          $232    $  719    $1,233     $2,644
    M          $320    $  782    $1,271     $2,617
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA VALUE BALANCED (FORMERLY, IDEX DEAN ASSET ALLOCATION)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX TRANSAMERICA VALUE BALANCED IS PRESERVATION OF CAPITAL AND COMPETITIVE INVESTMENT RETURNS.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve the fund's objective by investing fund assets principally in:

- income-producing common and preferred stocks
- debt obligations of U.S. issuers, some of which will be convertible into common stocks
- U.S. Treasury bonds, notes and bills
- money market funds
- covered call options & put options

In selecting stocks, TIM focuses on quality, liquid, large capitalization stocks, using a "bottom up" screening process to identify stocks that are statistically undervalued. TIM's ultimate goal is to choose stocks whose price has been driven down by a market that has "over-reacted" to perceived risks. With this approach, the fund seeks to achieve a dividend income yield higher than that of the Russell 1000 Value Index (Russell 1000), a widely recognized unmanaged index of market performance. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $9.9 billion; the medium market capitalization was approximately $3.7 billion.

TIM will seek to enhance returns in rising stock markets by increasing its allocation to equity, then protect itself in falling stock markets by reducing equity exposure and shifting into fixed-income investments, as well as into money market funds.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates
   - length of time to maturity
   - issuers defaulting on their obligations to pay interest or return principal
   - statistical models

- OPTIONS

Investing in financial contracts such as options involve additional risks and costs. Risks include:

   - inaccurate market predictions which may result in losses instead of gains
   - prices may not match so the benefits of the transaction might be diminished and the fund may incur substantial losses

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who want a combination of capital growth and income, and who can tolerate the risks associated with an actively-traded portfolio which shifts assets between equity and debt.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Intermediate U.S. Government/Credit Index (LBIGC) (primary benchmark) and the Russell 1000 Value Index (Russell 1000), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                CLASS A SHARES*

                                    (GRAPH)
---------------------------------------------------------

        1996             1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----
        13.16           17.06      6.87     (6.61)    15.85      0.01

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         6/30/97      8.95%
Worst Quarter:                        9/30/99      (8.25)%
---------------------------------------------------------

*Prior to August 24, 2001, Dean Investment Associates served as sub-adviser to this fund and this fund was named IDEX Dean Asset Allocation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                ONE YEAR   5 YEARS    OF FUND)
--------------------------------------------------------------
Return before taxes              (5.49)%     5.05%      6.75%
Return after taxes on
distributions*                   (6.82)%     3.22%      5.17%
Return after taxes on
distributions and sale of fund
shares*                          (3.00)%     3.37%      5.11%
--------------------------------------------------------------
Russell 1000 Class A             (5.59)%    11.14%     13.42%
LBIGC Class A                    8.96%       7.10%      6.89%
(reflects no deduction for
  fees,
expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.75%   0.75%   0.75%   0.75%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.85%   0.85%   0.85%   0.85%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.95%   2.60%   2.60%   2.50%
EXPENSE REDUCTION (c)          0.40%   0.40%   0.40%   0.40%
                                 --------------------------
NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,092    $1,509     $2,669
    B*         $723    $1,071    $1,445     $2,746
    C          $223    $  771    $1,345     $2,905
    M          $410    $  833    $1,382     $2,878
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,092    $1,509     $2,669
    B*         $223    $  771    $1,345     $2,746
    C          $223    $  771    $1,345     $2,905
    M          $311    $  833    $1,382     $2,878
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX LKCM STRATEGIC TOTAL RETURN

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX LKCM STRATEGIC TOTAL RETURN IS TO SEEK PRESERVATION OF CAPITAL AND LONG-TERM GROWTH.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Luther King Capital Management Corporation (Luther
King), seeks to achieve this objective by principally investing fund assets in both equity and fixed-income securities which include:

- common stocks
- corporate bonds
- government bonds

The fund seeks to invest in both equity and fixed-income securities to achieve a balance of capital appreciation and investment income while limiting volatility to a lesser extent. In choosing such securities, Luther King looks for companies with strong fundamental characteristics. It considers factors such as:

- balance sheet quality
- cash flow generation
- earnings and dividend growth record and outlook
- profitability levels

In some cases, Luther King bases its selections on other factors. For example, some securities may be bought at an apparent discount to their appropriate value, with the anticipation that they'll increase in value over time.

The fund seeks to achieve an income yield greater than the average yield of the stocks in the S&P 500.

The fund invests mainly in the stocks and bonds of companies with established operating histories and strong fundamental characteristics. The majority of the stocks the fund buys will be listed on a national exchange or traded on NASDAQ or domestic over-the-counter markets.

Luther King closely analyzes a company's financial status and a security's valuation in a effort to control risk at the individual level. In addition, the growth elements of the fund's equity investments drive capital appreciation.

As part of its income-oriented strategy, Luther King expects to invest about 25% of the fund's assets in fixed-income securities, some of which will be convertible into common stocks, and no more than 20% of its assets in stocks that don't pay a dividend. Corporate debt securities in which the fund invests will generally have a rating within the four highest grades as determined by Moody's or S&P. (See Appendix A for a description of bond ratings.)

Luther King may sell fund securities when its stocks become overvalued or when the stocks lose their strong fundamentals.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investments objective.

While the fund invests principally in common stocks and corporate and government bonds, it may, to a lesser extent, invest in convertible preferred stocks, corporate convertible bonds, or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. The risks include:

   - changes in interest rates
   - length of time to maturity
   - issuers defaulting on their obligations to pay interest or return principal

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek consistent total return, achieved through a diversified portfolio of both equities and fixed-income securities. The equity portion is designed to provide capital appreciation, with bonds used to generate current income, minimize overall portfolio volatility, and insulate against a downside risk.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (primary benchmark), and the Lehman Brothers Intermediate U.S. Government/Credit Index (LBIGC), widely recognized unmanaged indexes of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1995             1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----
        22.81           16.42     21.99     10.07     10.59     (5.28)    (0.80)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         6/30/97       12.74%
Worst Quarter:                        9/30/98       (7.39)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                ONE YEAR   5 YEARS    OF FUND)
--------------------------------------------------------------
Return before taxes             (6.26)%       5.69%      9.64%
Return after taxes on
  distributions*                (7.81)%       4.46%      8.37%
Return after taxes on
distributions and sale of fund
shares*                         (4.32)%       4.07%      7.51%
--------------------------------------------------------------
S&P 500 Class A                 (11.88)%     10.70%     15.95%
LBIGC Class A                     8.96%       7.10%      7.75%
(reflects no deduction for
fees, expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.59%   0.59%   0.59%   0.59%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.74%   2.39%   2.39%   2.29%
EXPENSE REDUCTION (c)          0.19%   0.19%   0.19%   0.19%
                                 --------------------------
NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,050    $1,425     $2,474
    B*         $723    $1,027    $1,358     $2,550
    C          $223    $  727    $1,258     $2,712
    M          $410    $  790    $1,296     $2,685
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,050    $1,425     $2,474
    B*         $223    $  727    $1,258     $2,550
    C          $223    $  727    $1,258     $2,712
    M          $311    $  790    $1,296     $2,685
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX AMERICAN CENTURY INTERNATIONAL (FORMERLY, IDEX GE INTERNATIONAL EQUITY)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX AMERICAN CENTURY INTERNATIONAL IS TO SEEK CAPITAL GROWTH. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, American Century Investment Management, Inc. (American Century), seeks to achieve this objective by investing principally in:

- stocks of growing foreign companies

The fund manager uses a growth investment strategy developed by American Century to invest in stocks of companies that it believes will increase in value over time. This strategy looks for companies with earnings and revenue growth potential. Ideally, the fund manager looks for companies whose earnings and revenues are not only growing, but growing at a successfully faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

The manager uses a bottom-up approach to select stocks to buy for the fund. The manager tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund manager to select or decide to continue to hold the stocks of companies it believes will be able to sustain their growth, and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund manager believes that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the fund manager also considers the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund manager does not attempt to time the market. Instead, under normal market conditions, the manager intends to keep the fund essentially fully invested in stocks regardless of the movement of the market generally. When the manager believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, short-term securities, equity equivalent securities, forward currency exchange contracts, non-leveraged stock index futures contracts and other similar securities.

Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid by performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the manager cannot leverage the fund's assets by investing in a derivative security.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- CURRENCY RISK

Because the fund's foreign investments are generally held in foreign currencies, the fund is subject to currency risk, meaning the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for the investor who is seeking long-term capital growth, diversification of his or her investment portfolio through investment in foreign securities, and is comfortable with the risks associated with investing in foreign growth securities and short-term price volatility.

[GRAPH ICON]
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International-Europe, Asia, and Far East Index (MSCI-EAFE), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)(1)

                                 CLASS A SHARES

                                    [GRAPH]

        1998              1999        2000        2001
        ----              ----        ----        ----
       11.21%            30.63%     (12.43)%    (25.05)%

(1)Prior to October 2001, GE Asset Management Incorporated served as sub-adviser to this fund and the fund was named IDEX GE International Equity.
---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/99       23.80%
Worst Quarter:                        9/30/98      (16.94)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (29.17)%    (0.87)%
Return after taxes on distributions*       (29.17)%    (1.62)%
Return after taxes on distributions and
sale of fund shares*                       (17.76)%    (0.68)%
-------------------------------------------------------------
MSCI-EAFE Class A                          (21.21)%     1.92%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
[DOLLAR SIGN ICON]
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price
or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                             A        B        C        M
-----------------------------------------------------------
Management fees             1.00%    1.00%    1.00%    1.00%
Distribution and service
(12b-1) fees                0.35%    1.00%    1.00%    0.90%
Other expenses             17.99%   17.99%   17.99%   17.99%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         19.34%   19.99%   19.99%   19.89%
EXPENSE REDUCTION (c)      17.39%   17.39%   17.39%   17.39%
                             ------------------------------
NET OPERATING EXPENSES      1.95%    2.60%    2.60%    2.50%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.60%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $3,983    $6,365     $9,902
    B*         $763    $4,066    $6,398     $9,937
    C          $263    $3,766    $6,298     $9,966
    M          $450    $3,809    $6,313     $9,957
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $3,983    $6,365     $9,902
    B*         $263    $3,766    $6,298     $9,937
    C          $263    $3,766    $6,298     $9,966
    M          $351    $3,809    $6,313     $9,957
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For more information regarding a similar sub-adviser fund, please see page 101.

IDEX GABELLI GLOBAL GROWTH

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX GABELLI GLOBAL GROWTH IS TO SEEK TO PROVIDE INVESTORS WITH APPRECIATION OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Gabelli Asset Management Company (Gabelli), seeks to achieve this objective by investing principally in:

- common stocks

Under normal market conditions, the fund will invest at least 65% of its total assets in common stock of companies involved in the global market place. The fund invests primarily in common stocks of foreign and domestic small capitalization, mid-capitalization and large capitalization issuers. The fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.

To seek to achieve the fund's primary objective, Gabelli employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The fund invests in companies that, in Gabelli's opinion, are at the forefront of accelerated growth.

Gabelli strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, Gabelli looks for solid franchises, ideally with unique copyrights that can add to overall value creation. And lastly, Gabelli likes growth and therefore looks to businesses involved in the ever-evolving communication revolution. Looking forward, Gabelli continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.

Currently in selecting investments, Gabelli seeks companies participating in emerging advances in services and products that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The fund will invest in companies which Gabelli believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, Gabelli also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

Gabelli sells the fund's securities when they view the stock to be overvalued, or when Gabelli feels the stocks are no longer in what it considers to be a favorable media.

In seeking to achieve the investment objective of this fund, Gabelli may make investment decisions without giving consideration to the turnover rate of the fund. As a result, the turnover rate of the fund's portfolio may be higher than other comparable funds. Consequently, the fund may incur higher transaction related expenses than funds that do not engage in frequent trading.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ENTERTAINMENT AND COMMUNICATIONS STOCK

Securities of entertainment and communications companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with such issues.

- YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who are long-term investors and who seek growth of capital in a diversified portfolio of stocks of companies located inside and outside the United States.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International World Free Index (MSCIWF), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                                 2001
                                 ----
                               (19.99)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01       13.55%
Worst Quarter:                        9/30/01      (23.44)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (24.39)%   (23.01)%
Return after taxes on distributions*       (24.39)%   (23.10)%
Return after taxes on distributions and
sale of fund shares*                       (14.86)%   (22.99)%
-------------------------------------------------------------
MSCIWF Class A                             (16.52)%   (20.61)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                   CLASS OF SHARES
                               A      B      C       M
--------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None   1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None   1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                1.00%   1.00%   1.00%   1.00%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.83%   0.83%   0.83%   0.83%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.18%   2.83%   2.83%   2.73%
EXPENSE REDUCTION (d)          0.43%   0.43%   0.43%   0.43%
                                 --------------------------
NET OPERATING EXPENSES         1.75%   2.40%   2.40%   2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.40%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,156    $1,618     $2,893
    B*         $743    $1,137    $1,556     $2,971
    C          $243    $  837    $1,456     $3,126
    M          $430    $  899    $1,492     $3,099
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $718    $1,156    $1,618     $2,893
    B*         $243    $  837    $1,456     $2,971
    C          $243    $  837    $1,456     $3,126
    M          $331    $  899    $1,492     $3,099
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX GREAT COMPANIES -- GLOBAL(2)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX GREAT COMPANIES -- GLOBAL(2) IS TO SEEK LONG-TERM GROWTH OF CAPITAL IN A MANNER CONSISTENT WITH PRESERVATION OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser Great Companies, L.L.C (Great Companies), seeks to achieve this objective by investing in common stocks of domestic and foreign issuers which are selected from a group of companies that it has identified as being "great companies." All stocks selected for the fund's portfolio will meet the common criteria listed below.

Companies selected for the domestic portion of the fund's portfolio will consist of large cap stocks of companies incorporated in the United States that have been identified by the fund's portfolio managers through an initial screening process as great companies. These stocks will consist of domestic non-technology companies that are global companies as defined by the sub-adviser; have a market cap in excess of $15 billion; have world class management; and are considered by the sub-adviser as engaged in "terrific businesses." The sub-adviser seeks common stocks that have outstanding shareholder returns and have outperformed the funds benchmark over a set period of time.

Domestic technology stocks included in the fund portfolio will consist of large cap companies identified by the sub-adviser as great companies through its proprietary initial screening process. All technology stocks included in the fund are considered global companies by the sub-adviser and are considered leaders in its industry and have been in business for over 15 years.

The stocks selected for the international portion of the fund's portfolio must be incorporated outside of the United States. The technology and non-technology portion of international stocks must consist of companies that have a global presence with a strong portion of their revenues outside the country of origin. In addition, the international stocks will only be selected if they (and their predecessors) have outperformed the Morgan Stanley Capital International World Index (MSCIW) over a period of time defined by the sub-adviser's initial screening process. The international stocks cannot have government ownership in excess of 10% and, generally, must be ADR traded securities. The sub-adviser seeks common stocks that have outstanding shareholder returns and have outperformed the funds benchmark over a set period of time.

The sub-adviser will use MSCIW as the performance benchmark for the fund.

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; be publicly traded; have a market cap in excess of $15 billion; be engaged in what the sub-adviser considers to be "terrific businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities.

To determine which "great company" in which the fund should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure, and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 79 for a complete description of Intrinsic Value investing.

The allocation of the fund's portfolio between domestic and international companies will be driven by two factors: Intrinsic Value momentum of the stocks in the domestic portfolio versus the stocks in the international portfolio; and market price of the stocks in the portfolios relative to their Intrinsic Values.

The allocation of stocks within each portion of the fund's portfolio will be driven by these factors: market price relative to Intrinsic Value and Intrinsic Value momentum.

Great Companies strives to manage the fund in a tax efficient manner. This is described in the section entitled "Explanation of Strategies and Risks."

The fund may also take a temporary defensive position. (See page 80). (WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include: changes in currency values; currency speculation; currency trading costs; different accounting and reporting practices; less information available to the public; less (or different) regulation of securities markets; more complex business negotiations; less liquidity; more fluctuations in prices; delays in settling foreign securities transactions; higher costs for holding shares (custodial fees); higher transaction costs; vulnerability to seizure and taxes; political instability and small markets; different market trading days and forward currency contracts for hedging.

- ESTABLISHED COMPANY STOCKS

Because both domestic and foreign companies in which this fund invests must have been in existence for at least 50 and 15 years, respectively, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

- PROPRIETARY RESEARCH

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

- TECHNOLOGY STOCKS

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the fund may decrease if the technology industry suffers a loss.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for the investor who seeks capital growth without being limited to investments in U.S. securities, and who can tolerate the risks associated with foreign investing.
(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International World Index (MSCIW), a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                             2001
                             ----
                           (19.41)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01       15.70%
Worst Quarter:                        3/31/01      (19.72)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (23.84)%   (24.24)%
Return after taxes on distributions*       (23.84)%   (24.30)%
Return after taxes on distributions and
sale of fund shares*                       (14.52)%   (24.15)%
-------------------------------------------------------------
MSCIW Class A                              (16.52)%   (20.60)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------

SHAREHOLDER FEES (fees paid directly from your investment)

                                  CLASS OF SHARES
                             A      B      C        M
--------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering price)  5.50%  None   None      1.00%
Maximum deferred sales
charge (load)               None(a) 5.00% None      1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund asset) (d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 2.11%   2.11%   2.11%   2.11%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             3.26%   3.91%   3.91%   3.81%
EXPENSE REDUCTION (c)          1.71%   1.71%   1.71%   1.71%
                                 --------------------------
NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/30/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,348    $2,019     $3,802
    B*         $723    $1,336    $1,966     $3,882
    C          $223    $1,036    $1,866     $4,023
    M          $410    $1,096    $1,901     $3,997

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,348    $2,019     $3,802
    B*         $223    $1,036    $1,866     $3,882
    C          $223    $1,036    $1,866     $4,023
    M          $311    $1,096    $1,901     $3,997

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX JANUS GLOBAL

PLEASE NOTE: THIS FUND IS CLOSED TO NEW INVESTORS.

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS GLOBAL IS LONG-TERM GROWTH OF CAPITAL IN A MANNER CONSISTENT WITH PRESERVATION OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The sub-adviser, Janus Capital Corporation (Janus), seeks to achieve this objective by investing principally in:

- equity securities of foreign and domestic issuers
- depositary receipts including ADRs, GDRs and EDRs

The fund may invest on a worldwide basis in companies and securities issued by foreign or domestic governments, government agencies or other government entities of any size, regardless of country of organization or place of principal business activity.

The fund manager's main strategy is to use a "bottom up" approach to build the fund's portfolio. Foreign stocks are generally selected on a stock-by-stock basis without regard to defined allocation among countries or geographic regions.

When evaluating foreign investments, the fund manager (in addition to looking at individual companies) considers such factors as:

- expected levels of inflation in various countries
- government policies that might affect business conditions
- the outlook for currency relationships
- prospects for economic growth among countries, regions or geographic areas

The fund manager sells the fund's securities when its expectations regarding growth potential change.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

While the fund invests principally in equity securities of foreign and domestic issuers and depositary receipts, the fund manager may, to a lesser extent, invest in forward foreign currency contracts and futures for hedging, or other securities and investment strategies in pursuit of the fund's investment objective, which are explained beginning on page 76 and in the SAI.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broad market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including ADRs, GDRs and EDRs) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for investors who want capital growth without being limited to investments in U.S. securities, and who can stand the risks associated with foreign investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Morgan Stanley Capital International World Index (MSCIW), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1993             1994      1995      1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----      ----      ----
        31.28            0.62     20.03     26.76     20.44     24.86     63.31    (17.72)   (23.53)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/99       43.29%
Worst Quarter:                        9/30/01      (20.96)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                 ONE YEAR   5 YEARS   OF FUND)
--------------------------------------------------------------
Return before taxes               (27.74)%   7.86%     14.45%
Return after taxes on
  distributions*                  (27.74)%   6.86%     13.20%
Return after taxes on
distributions and sale of fund
shares*                           (16.89)%   6.30%     12.38%
--------------------------------------------------------------
MSCIW Class A                     (16.52)%   5.74%      9.79%
(reflects no deduction for
fees, expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(c)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                1.00%   1.00%   1.00%   1.00%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.28%   0.28%   0.28%   0.28%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.63%   2.28%   2.28%   2.18%
EXPENSE REDUCTION              0.00%   0.00%   0.00%   0.00%
                                 --------------------------
NET OPERATING EXPENSES         1.63%   2.28%   2.28%   2.18%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $707    $1,036    $1,388     $2,377
    B*         $731    $1,012    $1,320     $2,453
    C          $231    $  712    $1,220     $2,615
    M          $418    $  775    $1,258     $2,588
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $707    $1,036    $1,388     $2,377
    B*         $231    $  712    $1,220     $2,453
    C          $231    $  712    $1,220     $2,615
    M          $319    $  775    $1,258     $2,588
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX PBHG TECHNOLOGY & COMMUNICATIONS (FORMERLY, IDEX PILGRIM BAXTER TECHNOLOGY)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX PBHG TECHNOLOGY & COMMUNICATIONS IS GROWTH OF CAPITAL. CURRENT INCOME IS INCIDENTAL TO THIS OBJECTIVE.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Pilgrim Baxter & Associates, Ltd. (Pilgrim Baxter), seeks to achieve this objective by investing principally in:

- common stocks of companies doing business in the technology and communications sectors of the market

In seeking growth of capital, Pilgrim Baxter normally invests at least 80% of the fund's total assets in common stocks of small, medium or large capitalization companies doing business in the technology and communications sectors of the market. This fund is also concentrated which means Pilgrim Baxter invests 25% or more of the fund's total assets in the groups of industries within those sectors.

These industries may include computer software and hardware, network and cable broadcasting, defense and data storage and retrieval, and biotechnology. The fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research computer models and proprietary measures of growth and business momentum in managing the fund.

Pilgrim Baxter's decision to sell a stock depends on many factors. Generally speaking, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternate investments offer more superior appreciation prospects, or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Pilgrim Baxter may take a temporary defensive position to maintain liquidity when economic or market conditions are unfavorable for profitable investing. Under these circumstances, the fund will be unable to achieve its investment objective.

While the fund invests principally in common stocks, Pilgrim Baxter may, to a lesser extent, invest in options and futures contracts for hedging and risks management or in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.

 WHAT IS A NON-DIVERSIFIED FUND?
  A "non-diversified" fund has the ability to take larger positions in a smaller number of issuers. To the extent a fund invests a greater portion of its assets in the securities of a smaller number of issuers, it may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund and may be subject to greater loss with respect to its portfolio securities. However, to meet federal tax requirements, at the close of each quarter the fund may not have more than 25% of its total assets invested in any one issuer, and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- TECHNOLOGY STOCKS

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues.

- SMALL- OR MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who are willing to accept the higher risk of loss inherent in a fund that invests in technology company securities which may be strongly affected by worldwide scientific and technological developments and governmental policies, in exchange for the potential of greater capital appreciation.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of Soundview Technology Index (Soundview) and Pacific Stock Exchange High Technology Index (PSEHT), widely recognized unmanaged indexes of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        2000                     2001
        ----                     ----
       (8.22)                   (50.88)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01       37.59%
Worst Quarter:                        9/30/01      (43.78)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                       (53.58)%   (58.69)%
Return after taxes on distributions*      (53.58)%   (58.69)%
Return after taxes on distributions
and sale of fund shares*                  (32.63)%   (40.23)%
-------------------------------------------------------------
Soundview Class A                         (40.39)%   (44.19)%
PSEHT Class A                             (15.97)%   (25.06)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

 % OF AVERAGE DAILY NET ASSETS       CLASS OF SHARES
                             A         B         C        M
-------------------------------------------------------------
Management fees             1.00%    1.00%     1.00%     1.00%
Distribution and service
(12b-1) fees                0.35%    1.00%     1.00%     0.90%
Other expenses              1.30%    1.30%     1.30%     1.30%
                                -----------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES          2.65%    3.30%     3.30%     3.20%
EXPENSE REDUCTION (c)       0.70%    0.70%     0.70%     0.70%
                                -----------------------------
NET OPERATING EXPENSES      1.95%    2.60%     2.60%     2.50%
-------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.60%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $1,265    $1,819     $3,320
    B*         $763    $1,251    $1.761     $3,399
    C          $263    $  951    $1,661     $3,547
    M          $450    $1,012    $1,697     $3,521
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $1,265    $1,819     $3,320
    B*         $263    $  951    $1,661     $3,399
    C          $263    $  951    $1,661     $3,547
    M          $351    $1,012    $1,697     $3,521
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

For information regarding a similar sub-adviser fund, please see page 101.

IDEX GREAT COMPANIES -- TECHNOLOGY(SM)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX GREAT COMPANIES -- TECHNOLOGY(SM) IS LONG-TERM GROWTH OF CAPITAL.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Great Companies, L.L.C. (Great Companies), seeks to achieve this objective by investing in:

- common stocks of companies that offer technology, communications, capital goods or related products and services

Great Companies generally invests at least 80% of the fund's assets in such stocks.

The fund seeks to invest in stocks of large, established, United States based companies that rely extensively on technology or communications in their product development or operations, and have benefited from technological or communications in their operating history. Stocks for this fund are selected by Great Companies from a group of companies that it has identified, in its opinion, as being "great companies."

To be considered a "great company" candidate by the sub-adviser, the sub-adviser will initially determine if a company meets certain of the following criteria: be highly regarded by management experts; be publicly traded; be incorporated in the United States; have been in business for 15 years or more; have a market cap in excess of $15 billion; be a global company as defined by sub-adviser; be engaged in what the sub-adviser considers to be "terrific technology businesses"; have a "protective barrier" such as superior brand franchises; consider employees to be a company's most valuable asset; have, in the sub-adviser's opinion, "world class management"; and be an innovation-driven company that, in the sub-adviser's opinion, can convert changes into opportunities. The sub-adviser seeks common stocks that have outstanding shareholder returns and have out performed the fund's benchmark over a set period of time. The sub-adviser will use the NASDAQ Composite Index as the performance benchmark for the fund.

To determine which "great company" in which the fund should invest, Great Companies uses Intrinsic Value investing. Intrinsic Value is the discounted value of the estimated amount of cash that can be taken out of a business during its remaining life. It is an estimate rather than a precise figure and changes when interest rates move or when forecasts of future cash flows are revised. Please see page 79 for a complete description of Intrinsic Value investing.

The allocation of the fund's portfolio between domestic and international companies will be driven be two factors: the market price of the stocks in the portfolio relative to their intrinsic values, and the relative weighting of U.S. equities and International equities in the fund's benchmark.

Great Companies strives to manage the fund in a tax efficient manner. The fund seeks to minimize capital gains distributions through its investment strategy. To do so, Great Companies seeks to follow the following strategies:

1. Whenever it intends to make a sale, it will seek to always sell the highest cost lots; when it expects the sale will result in a capital gain, it looks for a capital loss than can be taken in another stock where the sale also makes economic sense.

2. When taxable dividends and interest accumulates, it looks for short term losses to take to offset the income.

In either case, it tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee the fund's attempt to manage the portfolio in a tax-efficient manner will be successful.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- ESTABLISHED COMPANY STOCKS

Because companies in which this fund invests must have been in existence for at least 15 years, certain sector stocks, which would otherwise present attractive investment opportunities, will not be selected for the fund.

- TECHNOLOGY STOCKS

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the fund may decrease if the technology industry suffers a loss.

- PROPRIETARY RESEARCH

Proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

THIS FUND IS NON-DIVERSIFIED.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek long-term growth of capital and who can tolerate fluctuations inherent in stock investing.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the NASDAQ Composite Index, a widely recognized unmanaged index of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

                                 2001
                                 ----
                               (34.36)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                        12/31/01       35.04%
Worst Quarter:                        9/30/01      (34.51)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                        (37.97)%   (47.14)%
Return after taxes on distributions*       (37.97)%   (47.14)%
Return after taxes on distributions and
sale of fund shares*                       (23.13)%   (48.55)%
-------------------------------------------------------------
NASDAQ Class A                             (21.05)%   (41.21)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                  CLASS OF SHARES
                             A      B      C        M
--------------------------------------------------------
Maximum sales charge
(load) imposed on
purchases
(as a % of offering price)  5.50%  None   None      1.00%
Maximum deferred sales
charge (load)               None(a) 5.00% None      1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is
lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 1.53%   1.53%   1.53%   1.53%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             2.68%   3.33%   3.33%   3.23%
EXPENSE REDUCTION (c)          1.13%   1.13%   1.13%   1.13%
                                 --------------------------
NET OPERATING EXPENSES         1.55%   2.20%   2.20%   2.10%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.20%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,235    $1,797     $3,318
    B*         $723    $1,219    $1,739     $3,397
    C          $223    $  919    $1,639     $3,546
    M          $410    $  981    $1,674     $3,519
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $699    $1,235    $1,797     $3,318
    B*         $223    $  919    $1,639     $3,397
    C          $223    $  919    $1,639     $3,546
    M          $311    $  981    $1,674     $3,519
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX T. ROWE PRICE HEALTH SCIENCES

(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX T. ROWE PRICE HEALTH SCIENCES IS TO SEEK LONG-TERM CAPITAL APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, T. Rowe Price Associates, Inc. (T. Rowe Price) seeks to achieve this objective by investing principally in:

- common stocks

T. Rowe Price will invest at least 80% of the fund's total assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "heath sciences"). While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-capitalization companies.

T. Rowe Price divides the health sciences industry into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. The allocation among these four areas will vary depending on the relative potential T. Rowe Price sees within each area and the outlook for the overall health sciences sector.

T. Rowe Price will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general.

However, when the sub-adviser determines, in its opinion, that stock valuations seem unusually high, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 35% of total assets), futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The fund is a non-diversified fund. This means that it may invest more than 5% of its assets in the stock of a single company. However, this increases the risk of the fund since the economic and/or stock performance of any one company could impact a greater percentage of the fund's investments.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:
- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund may hold fluctuate in price, the value of your investment in the fund will go up and down.

- SECTOR RISK

Because the fund is concentrated in the health sciences industry, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries. The fund is also considered non-diversified because it may invest more than 5% in securities of any one company, and gains or losses on a single stock may have a greater impact on the fund and the volatility of its share price.

- SMALL- AND MID-CAPITALIZATION COMPANIES

Investing in small and medium sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

- GROWTH OR VALUE APPROACH

Growth stocks can have steep declines if their earnings disappoint investors. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- FUTURES AND OPTIONS

Investments in futures and options, if any, are subject to additional volatility and potential losses.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND. THE FUND IS NON-DIVERSIFIED.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for the investor who is seeking an aggressive approach to capital growth through investment in health science stocks, and can accept the potential for above-average price fluctuations. The fund should not represent an investor's complete investment program or be used for short-term trading purposes.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                1.00%   1.00%   1.00%   1.00%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             4.05%   4.70%   4.70%   4.60%
EXPENSE REDUCTION (d)          2.10%   2.10%   2.10%   2.10%
                                 --------------------------
NET OPERATING EXPENSES         1.95%   2.60%   2.60%   2.50%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in March 2002, the "Other expenses" are estimates.
(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.60%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $737    $1,533
    B          $763    $1,529
    C          $263    $1,229
    M          $450    $1,288
------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $737    $1,533
    B          $263    $1,229
    C          $263    $1,229
    M          $351    $1,288
------------------------------

For more information regarding a similar sub-adviser fund, please see page 101.

IDEX MUNDER NET50

PLEASE NOTE: THIS FUND IS NOT AVAILABLE FOR NEW INVESTORS.

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX MUNDER NET50 IS TO SEEK TO PROVIDE LONG-TERM CAPITAL APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Munder Capital Management (Munder) seeks to achieve the fund's objective by investing principally in:

- stocks of domestic and foreign companies that are engaged in the Internet and Intranet related businesses

Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities, and American Depositary Receipts (ADRs) of both domestic and foreign companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses. The fund intends to hold approximately 50 different securities, but may hold between 40 and 60 securities at any time. Of the companies selected, 70-90% are expected to be domestic, while 10-30% are expected to be foreign.

The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web
(WWW), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

There is no limit on the market capitalization of the companies in which the fund may invest, or in the length of operating history for the companies. The fund may invest in small companies. Small companies are defined as those with a market capitalization or annual revenues of no more than $1 billion. The fund may also invest without limit in initial public offerings (IPOs), although it is uncertain whether such IPOs will be available for investment by the fund or what impact, if any, they will have on the fund's performance.

The fund may, to a lesser extent, invest in emerging markets, purchase and sell options, forward currency exchange contracts and use various investment techniques or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI. (WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- FOREIGN STOCKS

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- SECTOR RISK

The fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

- SMALL- AND MEDIUM-SIZED COMPANIES

These companies present additional risks because their earnings are less predictable, their share price more volatile, and their securities are less liquid than larger, more established companies.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

INVESTOR PROFILE

This fund may be appropriate for long-term investors who seek growth of capital, are looking for a stock portfolio that is focused on a particular stock market segment, and are able to tolerate significant fluctuations in the value of their investment.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Standard & Poor's 500 Composite Stock Index (S&P 500) and Inter@ctive Week Internet Index, widely recognized unmanaged indexes of stock performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)
                                 CLASS A SHARES

                                    (GRAPH)

                                 2001
                                 ----
                               (49.53)

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   -------
Best Quarter:                        12/31/01        35.76%
Worst Quarter:                        9/30/01      (45.95)%
----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                     5 YEARS
                                                     (OR LIFE
                                          ONE YEAR   OF FUND)
-------------------------------------------------------------
Return before taxes                       (52.31)%   (50.82)%
Return after taxes on distributions*      (52.31)%   (50.82)%
Return after taxes on distributions and
sale of fund shares*                      (31.86)%   (31.85)%
-------------------------------------------------------------
S&P 500 Class A                           (11.88)%   (11.25)%
Inter@ctive Week Int. Class A             (47.81)%   (50.88)%
(reflects no deduction for fees,
expenses, or taxes)
-------------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
** Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (d)

 % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                             A        B        C        M
-----------------------------------------------------------
Management fees             1.00%    1.00%    1.00%    1.00%
Distribution and service
(12b-1) fees                0.35%    1.00%    1.00%    0.90%
Other expenses             10.50%   10.50%   10.50%   10.50%
                             ------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES         11.85%   12.50%   12.50%   12.40%
EXPENSE REDUCTION (c)       9.90%    9.90%    9.90%    9.90%
                             ------------------------------
NET OPERATING EXPENSES      1.95%    2.60%    2.60%    2.50%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.60%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $2,890    $4,757     $8,416
    B*         $763    $2,935    $4,764     $8,483
    C          $263    $2,635    $4,664     $8,546
    M          $450    $2,684    $4,686     $8,528
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $737    $2,890    $4,757     $8,416
    B*         $263    $2,635    $4,664     $8,483
    C          $263    $2,635    $4,664     $8,546
    M          $351    $2,684    $4,686     $8,528
---------------------------------------------------

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX PIMCO TOTAL RETURN

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX PIMCO TOTAL RETURN IS TO SEEK MAXIMUM TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT MANAGEMENT. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Pacific Investment Management Company LLC (PIMCO) seeks to achieve this objective by investing principally in:

- FIXED-INCOME SECURITIES

PIMCO invests, under normal circumstances, at least 65% of the fund's assets in a diversified portfolio of fixed income securities of varying maturities. The average duration of this fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.

PIMCO invests the fund's assets primarily in investment grade debt securities, but may invest up to 10% of the assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund will normally hedge at least 75% of the fund's exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the fund consists of income earned on the fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. The risks include:
   - changes in interest rates
   - length of time to maturity
   - issuers or counterparties defaulting on their obligations to pay interest or return principal

- DERIVATIVES

Derivatives involve additional risks and costs.  Risks include:
   - inaccurate market predictions -- an anticipated increase may result in a loss instead
   - prices may not match -- substantial losses may result when there is movement in the price of financial contracts
   - illiquid markets -- the fund may not be able to control losses if there is no market for the contracts
   - tax consequences -- the fund may have to delay closing out certain positions to avoid adverse tax consequences.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:
   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- HEDGING

The fund may enter into forward foreign currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek capital appreciation and income growth and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    4.75%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.70%   0.70%   0.70%   0.70%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             3.75%   4.40%   4.40%   4.30%
EXPENSE REDUCTION (d)          2.10%   2.10%   2.10%   2.10%
                                 --------------------------
NET OPERATING EXPENSES         1.65%   2.30%   2.30%   2.20%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in March 2002, the "Other expenses" are estimates.
(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.30%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $635    $1,382
    B          $733    $1,442
    C          $233    $1,142
    M          $420    $1,202
------------------------------

If the shares are not redeemed:

                       3 YEARS
SHARE CLASS   1 YEAR   5 YEARS
------------------------------
    A          $635    $1,382
    B          $233    $1,142
    C          $233    $1,142
    M          $321    $1,202
------------------------------

For more information regarding a similar sub-adviser fund, please see page 101.

IDEX JANUS FLEXIBLE INCOME

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX JANUS FLEXIBLE INCOME IS MAXIMUM TOTAL RETURN FOR SHAREHOLDERS, CONSISTENT WITH PRESERVATION OF CAPITAL, BY ACTIVELY MANAGING A PORTFOLIO OF INCOME-PRODUCING SECURITIES.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund normally invests at least 80% of its total assets in income-producing securities of both foreign and domestic companies. The fund's sub-adviser, Janus Capital Corporation (Janus), seeks to achieve the fund's objective by investing principally in:

- corporate debt securities

The fund seeks maximum current income by investing principally in corporate bonds that offer higher yields, but more risk than higher rated bonds.

While the fund may buy bonds of any maturity, the fund's average maturity may vary substantially, depending upon the fund manager's analysis of market, economic and financial conditions at the time. To increase the potential of higher returns, the fund has no pre-established standards for the quality of the debt instruments it buys.

The fund may buy unrated debt securities of both domestic and foreign issuers, and may at times have substantial holdings of such high-yield/high-risk bonds.

Please see Appendix A for a description of ratings.

In addition to considering economic factors such as the affect of interest rates on the fund's investments, the fund manager applies a "bottom up" approach in choosing investments. If the fund manager is unable to find such investments, a fund's assets may be in cash or other similar investments.

In determining the creditworthiness of bond issuers, the fund manager uses, but doesn't rely solely on, credit ratings.

 WHAT IS A "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

The fund manager seeks to diversify the fund's investments across many securities, sectors and countries. Currency risk is generally avoided through hedging and other means.

The fund manager may sell the fund's securities when its expectations regarding market interest rates change or the quality or return changes on investment.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

While the fund invests principally in corporate debt securities, the fund manager may, to a lesser extent, invest in lower-rated securities, including bonds considered less than investment grade of both foreign and domestic issuers, mortgage- and other asset-backed securities, convertible securities, preferred stock, income-producing common stock, futures for hedging, or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include:
   - changes in interest rates
   - length of time to maturity
   - issuers defaulting on their obligations to pay interest or return principal

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down.

- HIGH-YIELD/HIGH RISK SECURITIES
   - credit risk
   - greater sensitivity to interest rate movements
   - greater vulnerability to economic changes
   - decline in market value in event of default
   - less liquidity

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who want current income enhanced by the potential for capital growth, and who are willing to tolerate fluctuation in principal value caused by changes in interest rates as well as the risks associated with substantial investments in high-yield/high-risk bonds (commonly known as "junk bonds"), or unrated bonds of domestic or foreign issuers.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and the table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers U.S. Government/ Credit Index
(LBGC), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)

        1992             1993      1994      1995      1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        11.00           13.90     (4.29)    18.89      5.44     11.57      7.89      0.93      5.87      6.95

---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         3/31/91       7.85%
Worst Quarter:                        3/31/96      (1.98)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                ONE YEAR   5 YEARS    OF FUND)
--------------------------------------------------------------
Return before taxes               1.87%      5.56%      7.11%
Return after taxes on
  distributions*                 (0.27)%     3.14%      4.47%
Return after taxes on
distributions and sale of fund
shares*                           1.11%      3.22%      4.40%
--------------------------------------------------------------
LBGC Class A                      8.50%      7.37%      7.27%
(reflects no deduction for
  fees,
expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    4.75%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.90%   0.90%   0.90%   0.90%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.45%   0.45%   0.45%   0.45%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.70%   2.35%   2.35%   2.25%
EXPENSE REDUCTION (c)          0.02%   0.02%   0.02%   0.02%
                                 --------------------------
NET OPERATING EXPENSES         1.68%   2.33%   2.33%   2.23%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc., through 4/30/03 for expenses that exceed 1.50%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $638    $  983    $1,352     $2,387
    B*         $736    $1,032    $1,354     $2,523
    C          $236    $  732    $1,254     $2,685
    M          $423    $  794    $1,291     $2,658
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $638     $983     $1,352     $2,387
    B*         $236     $732     $1,254     $2,523
    C          $236     $732     $1,254     $2,685
    M          $324     $794     $1,291     $2,658
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND (FORMERLY, IDEX AEGON INCOME
PLUS)

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND IS TO SEEK A HIGH A LEVEL OF CURRENT INCOME BY INVESTING IN HIGH YIELD DEBT SECURITIES.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES
The fund's sub-adviser, AEGON USA Investment Management, LLC (AUIM), seeks to achieve this objective by principally investing at least 80% of fund assets in a diversified portfolio of:

- fixed-income securities including investment grade bonds and high-yield/high-risk bonds (commonly known as "junk bonds")

When investing in rated securities, the fund buys those rated B or better by Moody's or S&P. When investing in rated commercial paper, the fund buys those rated Prime-2 or better by Moody's or A-2 or better by S&P. The fund may invest in unrated securities which, in AUIM's judgment, are of equivalent quality. If the rated securities held by the fund are downgraded, AUIM will consider whether to keep these securities.

The fund may not invest in rated corporate securities that are rated below investment grade, if such holdings are more than 75% of its total holdings of securities (other than commercial paper).

Please see Appendix A for a description of bond ratings.

AUIM's strategy is to achieve yields as high as possible while managing risk. AUIM uses a "top down/bottom up" approach in managing the fund's assets. The "top down" approach is to adjust the risk profile of the fund. AUIM analyzes four factors that affect the movement of fixed-income bond prices which include: economic indicators; technical indicators that are specific to the high-yield market; investor sentiment and valuation. Analysis of these factors assists AUIM in its decisions regarding the fund's portfolio allocations.

AUIM has developed a proprietary credit model that is the foundation of its "bottom up" analysis. The model tracks historical cash flow numbers and calculates credit financial ratios. Because high-yield companies are of higher financial risk, AUIM does a thorough credit analysis of all companies in the fund's portfolio, as well as all potential acquisitions.

Each potential buy and sell candidate is analyzed by AUIM from both the "top down" and "bottom up" strategies. An industry may look attractive in one area, but not the other. They can then review the results of their analysis and decide whether or not to proceed with a transaction.

For temporary defensive purposes, the fund may invest some or all of its assets in short-term U.S. government, obligations (Treasury bills) (which is inconsistent with the fund's principal investment strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

AUIM may sell fund securities when it determines there are changes in economic indicators, technical indicators or valuation.

 WHAT IS "BOTTOM UP" ANALYSIS?
  When a sub-adviser uses a "bottom up" approach, it looks primarily at individual companies against the context of broader market factors. It seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.

 WHAT IS A TOP-DOWN APPROACH?
  When using a "top-down" approach, the fund manager looks first at broad market factors, and on the basis of those market factors, chooses certain sectors, or industries within the overall market. The manager then looks at individual companies within those sectors or industries.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. Risks include:
   - changes in interest rates
   - length of time to maturity
   - issuers defaulting on their obligations to pay interest or return principal

- HIGH-YIELD/HIGH-RISK SECURITIES
   - credit risk
   - greater vulnerability to economic changes
   - decline in market value in event of default
   - less liquidity

- PROPRIETARY RESEARCH

AUIM's proprietary forms of research may not be effective and may cause overall returns to be lower than if other forms of research are used.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Full Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek high current income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Merrill Lynch High Yield Master Index (Merrill Lynch), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                               CLASS A SHARES*(1)

                                    (GRAPH)

        1992             1993      1994      1995      1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        12.63           13.35     (4.02)    18.43      9.45     11.53      4.33     (0.34)     4.18      4.36

---------------------------------------------------------

(1) Prior to March 1, 2002, this fund was named IDEX AEGON Income Plus.
---------------------------------------------------------

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         6/30/95       6.74%
Worst Quarter:                        3/31/94      (2.82)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                      10 YEARS
                                                      (OR LIFE
                                 ONE YEAR   5 YEARS   OF FUND)
--------------------------------------------------------------
Return before taxes                (0.60)%    3.73%     6.67%
Return after taxes on
  distributions*                   (3.21)%    0.69%     3.45%
Return after taxes on
distributions and sale of fund
shares*                            (0.35)%    1.51%     3.79%
--------------------------------------------------------------
Merrill Lynch Class A               6.27%     3.95%     8.26%
(reflects no deduction for
  fees,
expenses, or taxes)
--------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    4.75%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (c)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.60%   0.60%   0.60%   0.60%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses                 0.46%   0.46%   0.46%   0.46%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.41%   2.06%   2.06%   1.96%
EXPENSE REDUCTION              0.00%   0.00%   0.00%   0.00%
                                 --------------------------
NET OPERATING EXPENSES         1.41%   2.06%   2.06%   1.96%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $612     $900     $1,209     $2,086
    B*         $709     $946     $1,208     $2,223
    C          $209     $646     $1,108     $2,390
    M          $396     $709     $1,147     $2,362
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $612     $900     $1,209     $2,086
    B*         $209     $646     $1,108     $2,223
    C          $209     $646     $1,108     $2,390
    M          $297     $709     $1,147     $2,362
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA CONVERTIBLE SECURITIES

(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK MAXIMUM TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION.
(CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing principally in:

- convertible securities

In seeking its investment objective, TIM will normally invest at least 80% of net assets in convertible securities, which invest across the credit spectrum and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. TIM may also invest the fund's assets in other types of securities, including common stock.

TIM may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, TIM relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, industry position, and economic market conditions. Factors considered include growth potential, earnings estimates, and quality of management.

TIM may lend the fund's securities to broker-dealers or other financial institutions to earn income for the fund.

TIM may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

The fund may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the fund's principal investments strategies). Under these circumstances, the fund may be unable to achieve its investment objective.

The fund may also invest in other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- CONVERTIBLE SECURITIES

Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying stock.

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investments in the fund will go up and down.

- INTEREST RATE CHANGES

Interest rates increases can cause the price of a debt security to decrease.

- FOREIGN SECURITIES

Investments in foreign securities (including American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts
(EDRs)) involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuer markets are subject. These risks include:

   - changes in currency values
   - currency speculation
   - currency trading costs
   - different accounting and reporting practices
   - less information available to the public
   - less (or different) regulation of securities markets
   - more complex business negotiations
   - less liquidity
   - more fluctuations in prices
   - delays in settling foreign securities transactions
   - higher costs for holding shares (custodial fees)
   - higher transaction costs
   - vulnerability to seizure and taxes
   - political instability and small markets
   - different market trading days
   - forward foreign currency contracts for hedging

- ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

The fund may be appropriate for investors who seek current income enhanced by the potential for capital growth, and are willing to tolerate fluctuation in principle value caused by changes in interest rates.
(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    4.75%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase
price or redemption proceeds,
whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.80%   0.80%   0.80%   0.80%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             3.85%   4.50%   4.50%   4.40%
EXPENSE REDUCTION (d)          2.10%   2.10%   2.10%   2.10%
                                 --------------------------
NET OPERATING EXPENSES         1.75%   2.40%   2.40%   2.30%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Because the fund commenced operations in March 2002, the "Other expenses" are estimates.
(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.40%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS                                1 YEAR   3 YEARS
-----------------------------------------------------------
    A                                       $644    $1,410
    B                                       $743    $1,471
    C                                       $243    $1,171
    M                                       $430    $1,231
-----------------------------------------------------------

If the shares are not redeemed:

SHARE CLASS                                1 YEAR   3 YEARS
-----------------------------------------------------------
    A                                       $644    $1,410
    B                                       $243    $1,171
    C                                       $243    $1,171
    M                                       $331    $1,231
-----------------------------------------------------------

For more information regarding a similar sub-adviser fund, please see page 101.

IDEX FEDERATED TAX EXEMPT

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX FEDERATED TAX EXEMPT IS MAXIMUM CURRENT INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH PRESERVATION OF CAPITAL. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Federated Investment Management Company (Federated), seeks to achieve this objective by investing in a portfolio of tax exempt securities so that at least 80% of its annual interest income is exempt from federal regular income tax and the alternate minimum tax ("AMT"). The fund invests primarily in long-term, investment grade, tax exempt securities (Grade AAA, AA, A and BBB).

Up to 20% of the interest income from the fund's investments may be subject to the federal AMT.

Please see Appendix A for a description of bond ratings.

Federated manages the fund's portfolio by seeking to manage the interest rate risk and credit risk assumed by the fund and to provide superior levels of after tax total return.

Federated considers a variety of factors in formulating its interest rate outlook, including the following: current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve's current monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

Federated manages credit risk by performing a fundamental credit analysis on tax exempt securities before the fund purchases such securities. Federated considers various factors, including the following: the economic feasibility of revenue bond financings and general purpose financings; the financial condition of the issuer or guarantor; and political developments that may affect credit quality.

Federated monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

Federated also will seek to further enhance after tax total return by engaging in a relative value analysis; that is, Federated will assess the cost of a tax exempt security compared with other tax exempt securities and taxable securities such as U.S. Treasury obligations. Federated may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, Federated will invest a portion of the fund's portfolio (no more than 20%) in tax exempt securities subject to AMT, which may offer higher returns.

Federated may also use credit enhancements and futures contracts, or other securities and investment strategies in pursuit of its investment objective, which are explained beginning on page 76 and in the SAI.

Federated may use hedging to reduce specific risks. For example, to protect the fund against circumstances that would normally cause the fund's portfolio securities to decline in value, the fund may buy or sell a futures contract that would normally increase in value under the same circumstances. The fund may also attempt to lower the cost of hedging by using combinations of different futures contracts, or futures contracts and securities.

The fund may take a temporary defensive position from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the fund to receive and distribute taxable income to investors. Under these circumstances, the fund may be unable to achieve its investment objective. (WARNING SIGN ICON)
        PRINCIPAL RISKS

The fund is subject to the following principal investment risks:

- MUNICIPAL OBLIGATIONS
   - their yields are usually lower than on similar, but taxable securities
   - the income may be subject to state and local taxes
   - the income may be a preference item for determining the federal alternative minimum tax
   - unrated municipal securities may be less liquid than rated securities
   - congress occasionally considers restricting or eliminating the federal tax exemption and may do so in the future
   - obligations could ultimately be federally taxable

- FIXED-INCOME SECURITIES

The value of these securities may change daily based on changes in the interest rates, and other market conditions and factors. These risks include:
   - fluctuations in market value
   - changes in interest rates; the value of a bond increases as interest rate declines and decreases as interest rates rise
   - length of time to maturity; the longer the duration, the more vulnerable the value of a bond is to fluctuations in interest rates
   - issuers defaulting on their obligations to pay interest or return principal

YOU MAY LOSE MONEY IF YOU INVEST IN THIS FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

- INVESTOR PROFILE

This fund may be appropriate for investors who seek high current federal tax-free income and are willing to tolerate the fluctuation in principal value associated with changes in interest rates. Yields on municipal obligations are typically lower than on similar taxable securities. Such investors will generally have higher taxable incomes.

The fund is not for tax-exempt retirement programs because they would receive no benefit from the tax-exempt nature of most of the fund's income.

(GRAPH ICON)
        PAST PERFORMANCE

The bar chart and the table below show the fund's annual returns and its long-term performance. The bar chart and table indicate the risks of investing in the fund by showing you how the fund's performance has varied from year to year. The bar chart does not reflect the impact of sales charges, which lower the fund's return. The table, which includes applicable sales charges, compares how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Municipal Bond Index (LBMB), a widely recognized unmanaged index of market performance. The bar chart and table assume reinvestment of dividends and capital gains distributions. As with all mutual funds, past performance is not a prediction of future results.
---------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN as of 12/31 each year (%)

                                 CLASS A SHARES

                                    (GRAPH)
---------------------------------------------------------

        1992             1993      1994      1995      1996      1997      1998      1999      2000      2001
        ----             ----      ----      ----      ----      ----      ----      ----      ----      ----
        6.60             8.66     (2.25)    12.86      3.89     10.12      4.58     (6.25)    12.55      2.76

                                   QUARTER ENDED   RETURN
CLASS A SHARES:                    -------------   ------
Best Quarter:                         3/31/95       5.34%
Worst Quarter:                        3/31/94      (3.02)%
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01**

                                                       10 YEARS
                                                       (OR LIFE
                               ONE YEAR    5 YEARS     OF FUND)
---------------------------------------------------------------
Return before taxes             (2.13)%      3.53%       4.67%
Return after taxes on
  distributions*                (2.13)%      3.32%       4.36%
Return after taxes on
distributions and sale of
fund shares*                      0.12%      3.56%       4.50%
---------------------------------------------------------------
LBMB Class A                      5.13%      5.98%       6.63%
(reflects no deduction for
fees, expenses, or taxes)
---------------------------------------------------------------

*The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
**Actual returns may depend on the investor's individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account. After-tax returns are presented for only one class and returns for other classes will vary.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    4.75%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)(d)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.60%   0.60%   0.60%   0.60%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.60%
Other expenses                 0.53%   0.53%   0.53%   0.53%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.48%   2.13%   2.13%   1.73%
EXPENSE REDUCTION (c)          0.13%   0.13%   0.13%   0.13%
                                 --------------------------
NET OPERATING EXPENSES         1.35%   2.00%   2.00%   1.60%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03 for expenses that exceed 1.00%, excluding 12b-1 fees.
(d) Annual fund operating expenses are estimated based on the fund's expenses for the fiscal year ended 10/31/01.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $606     $909     $1,233     $2,149
    B*         $703     $954     $1,232     $2,286
    C          $203     $654     $1,132     $2,452
    M          $360     $627     $1,017     $2,110
---------------------------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------
    A          $606     $909     $1,233     $2,149
    B*         $203     $654     $1,132     $2,286
    C          $203     $654     $1,132     $2,452
    M          $261     $627     $1,017     $2,110
---------------------------------------------------

*Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX TRANSAMERICA MONEY MARKET

(BULLSEYE ICON)
        OBJECTIVE

THE INVESTMENT OBJECTIVE OF THE FUND IS TO SEEK MAXIMUM CURRENT INCOME FROM MONEY MARKET SECURITIES CONSISTENT WITH LIQUIDITY AND PRESERVATION OF PRINCIPAL. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Transamerica Investment Management, LLC (TIM), seeks to achieve this objective by investing substantially all of the fund's assets in accordance with Rule 2a-7 under the Investment Company Act in the following U.S. dollar-denominated instruments:

- short-term corporate obligations, including commercial paper, notes and bonds
- obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities
- obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks
- repurchase agreements involving any of the securities mentioned above

TIM also seeks to maintain a stable net asset value of $1.00 per share by:

- investing in securities which present minimal credit risk; and
- maintaining the average maturity of obligations held in the fund's portfolio at 90 days or less.

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations TIM buys for the fund are determined by the fund manager to present minimal credit risks.

- INVESTOR PROFILE

Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.
(WARNING SIGN ICON)
        PRINCIPAL RISKS

This fund is subject to the following principal investment risks:

- INTEREST RATES

The interest rates on short-term obligations held in the fund's portfolio will vary, rising or falling with short-term interest rates generally. The fund's yield will tend to lag behind general changes in interest rate.

The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates.

- DEFAULT RISK

The fund is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the fund.

- FOREIGN SECURITIES

To the extent the fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

These and other risks are fully described in the section entitled "Explanation of Strategies and Risks," beginning on page 76.

(GRAPH ICON)
        PAST PERFORMANCE

Because the fund commenced operations in March 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.
(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    None   None   None     1.00%
Maximum deferred sales
charge (load)                 None   5.00%  None     1.00%(a)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                0.40%   0.40%   0.40%   0.40%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses (b)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             3.45%   4.10%   4.10%   4.00%
EXPENSE REDUCTION (c)          2.62%   2.62%   2.62%   2.62%
                                 --------------------------
NET OPERATING EXPENSES         0.83%   1.48%   1.48%   1.38%
-----------------------------------------------------------

(a) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.
(b) Because the fund commenced operations in March 2002, the "Other expenses" are estimates.
(c) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 0.48%, excluding 12b-1 fees.

A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance due to redemptions. See page 90.
---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $ 85    $  815
    B          $651    $1,307
    C          $151    $1,007
    M          $338    $1,068
------------------------------

If the shares are not redeemed:

SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $ 85    $  815
    B          $151    $1,007
    C          $151    $1,007
    M          $239    $1,068
------------------------------

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussions of the individual funds on the preceding pages, you found descriptions of the principal strategies and risks associated with each fund. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the fund you are interested in. Then refer to this section and read about the risks particular to that fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.
(CHESSPIECE ICON)
        DIVERSIFICATION. The 1940 Act classifies investment companies as either diversified or non-diversified.

Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund.

All of the funds (except IDEX Salomon All Cap, IDEX Janus Capital Appreciation, IDEX PBHG Technology, IDEX Great Companies -- America(SM), IDEX T. Rowe Price Health Sciences and IDEX Great Companies -- Technology(SM)) qualify as diversified funds under the 1940 Act. The diversified funds are subject to the following diversification requirements (which are set forth in full in the SAI):

- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.

- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.

IDEX Salomon All Cap, IDEX Janus Capital Appreciation, IDEX PBHG Technology, IDEX Great Companies -- America(SM), IDEX Great Companies -- Technology(SM) and IDEX T. Rowe Price Health Sciences each reserves the right to become a diversified investment company (as defined by the 1940 Act).
(CHESSPIECE ICON)
        CONCENTRATION. Unless otherwise stated in a fund's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities. Unless otherwise stated in a fund's objective or its principal strategies and policies, as an operating policy, no fund will invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.
(WARNING SIGN ICON)
        INVESTING IN COMMON STOCKS. Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.
(WARNING SIGN ICON)
        INVESTING IN PREFERRED STOCKS. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in bonds," below.)
(WARNING SIGN ICON)
        INVESTING IN "CONVERTIBLES," PREFERRED STOCKS, AND BONDS. Since preferred stocks and corporate bonds pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price inversely to interest rates as the common stock does, adding to their market risk.
(WARNING SIGN ICON)
        VOLATILITY. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.
(WARNING SIGN ICON)
        INVESTING IN BONDS. Like common stocks, bonds fluctuate in value, though the factors causing this are different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertibles.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's and S&P. The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW RATING. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes, subject to greater price volatility and are less liquid.

- LACK OF RATING. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash).

Please see Appendix A for a description of bond ratings.
(WARNING SIGN ICON)
        INVESTING IN FOREIGN SECURITIES. Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks not usually associated with U.S. securities, including:

- CHANGES IN CURRENCY VALUES. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of your fund shares could drop too, even if the securities are strong. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation.

- CURRENCY TRADING COSTS. Some funds also invest in American Depositary Receipts
  (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. The fund incurs costs when it converts other currencies into dollars, and vice-versa.

- EURO CONVERSION. On January 1, 1999, certain participating countries in the European Economic Monetary Union (EU) adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries are issuing debt and redenominate existing debt in Euros; corporations may choose to issue stocks or bonds in Euros or national currency. The European Central Bank, (the "ECB") assumed responsibility for a uniform monetary policy in participating countries. These transactions have a troubled trading history. The Euro Bank has intervened to resolve such troubles. Euro conversion risks that can affect a fund's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to fund securities; and (5) the ECB's ability to manage monetary policies among the participating countries.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, a fund might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by the fund's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. Fund interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulation of banks and capital markets can be weak.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. A fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting a fund's currency exposure from one currency to another removes the fund's opportunity to profit from the original currency and involves a risk of increased losses for the fund if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a fund investing in emerging market countries may be required to establish special custody or other arrangements before investing.
(WARNING SIGN ICON)

          INVESTING IN FUTURES, OPTIONS AND DERIVATIVES. Besides conventional securities, your fund may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

- INACCURATE MARKET PREDICTIONS. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

- PRICES MAY NOT MATCH. Movements in the price of the financial contracts may be used to offset movements in the price of other securities included in the fund's portfolio. If those prices don't correlate or match closely (i.e., imperfect correlation), the benefits of the transaction might be diminished and the fund may lose money, which may result in substantial losses.

- ILLIQUID MARKETS. If there is no market for the contracts, the fund may not be able to control losses.

- TAX CONSEQUENCES. A fund may have to delay closing out certain derivative positions to avoid adverse tax consequences.
(WARNING SIGN ICON)

          INVESTING IN STOCK INDEX FUTURES. Futures involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

- inaccurate market predictions

- imperfect correlation

- illiquidity

- tax consequences

- potential unlimited loss

- volatile net asset value due to substantial fluctuations in the value of these futures
(WARNING SIGN ICON)

          INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of the fund's securities decline.

Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the fund's limitations on investing in illiquid securities. If a fund's manager makes the incorrect prediction, the opportunity for loss can be magnified.
(WARNING SIGN ICON)

          ZERO COUPON SECURITIES. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which exposes investors to risks of payment default and volatility.
(WARNING SIGN ICON)

          GENERAL OBLIGATION BONDS. General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.
(WARNING SIGN ICON)

          SPECIAL REVENUE BONDS. Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds.

Therefore, a shortfall in the tolls normally would result in a default on the bonds. Investors in these bonds are exposed to the credit standing of the municipality. If the municipality defaults on the bonds, there may be a loss on the investment.
(WARNING SIGN ICON)

          PRIVATE ACTIVITY BONDS. Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to Alternate Minimum Tax (AMT). IDEX Federated Tax Exempt may invest in bonds subject to AMT. (WARNING SIGN ICON)

          TAX INCREMENT FINANCING BONDS. Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.
(WARNING SIGN ICON)

          VARIABLE RATE DEMAND INSTRUMENTS. Variable rate demand instruments are tax exempt securities that require the Issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. Investors in these securities are subject to the risk that the dealer or bank may not repurchase the instrument. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates even though their stated maturity may extend beyond 13 months.
(WARNING SIGN ICON)

          CREDIT ENHANCEMENT. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the Issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the sub-adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
(WARNING SIGN ICON)

          INVESTING IN TAX-EXEMPT SECURITIES. Some municipal obligations pay interest that, while tax-exempt, may be considered a "preference item"
for determining the federal alternative minimum tax. This may result in your paying more tax than you would have otherwise. Also, Congress periodically threatens to limit or do away with the tax exemption on municipal obligations. If that happened, it could substantially reduce the value of your fund's assets. (WARNING SIGN ICON)

          INVESTING IN SPECIAL SITUATIONS. Each fund may invest in "special situations" from time to time. Special situations arise when, in the opinion of a fund manager, a company's securities may be undervalued, then potentially increase considerably in price, due to:

- a new product or process

- a management change

- a technological breakthrough

- an extraordinary corporate event

- a temporary imbalance in the supply of, and demand for, the securities of an Issuer

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a fund will depend on the size of the fund's investment in a situation.
(QUESTION MARK ICON)

          INTRINSIC VALUE. (GREAT COMPANIES' FUNDS) Great Companies looks at the trading price of the stock and compares it to its Intrinsic Value calculation. If a stock appears to be significantly overvalued in the market, Great Companies does not invest in the stock or, if the fund has already invested in the company, may reduce its position in the stock. When the stock share price is below the Intrinsic Value calculation, Great Companies will normally invest in the company or, if the fund has already invested in the company, attempt to buy more shares.
(QUESTION MARK ICON)

          TAX EFFICIENT MANAGEMENT (GREAT COMPANIES' FUNDS). Great Companies strives to manage the fund in a tax efficient manner. The fund seeks to minimize capital gains distributions through its investment strategy. To do so, Great Companies seeks to follow the following strategies:

(1) Whenever it intends to make a sale, it will seek to always sell the highest cost lots; when it expect the sale will result in a capital gain, it looks for a capital loss than can be taken in another stock where the sale also makes economic sense.

(2) When taxable dividends and interest accumulates, it looks for short term losses to take to offset the income. In either case, it tries to accomplish this tax efficiency without compromising the investment opportunity in the fund.

There is no guarantee a fund's attempt to manage the portfolio in a tax-efficient manner will be successful.
(WARNING SIGN ICON)

          PORTFOLIO TURNOVER. A fund may engage in a significant number of short-term transactions, which may lower fund performance. High turnover rate will not limit a manager's ability to buy or sell securities for these funds, although certain tax rules may restrict a fund's ability to sell securities when the security has been held for less than three months. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for a fund. The funds ultimately pass these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders. (IDEX Alger Aggressive Growth, IDEX PBHG Technology & Communications, IDEX Jennison Equity Opportunity, IDEX American Century Income & Growth (formerly, IDEX GE U.S. Equity), IDEX American Century International (formerly, IDEX GE International Equity), IDEX Janus Balanced, IDEX Janus Flexible Income and IDEX PBHG Mid Cap Growth had turnover rates greater than 100% for the fiscal year ended October 31, 2001.)
(QUESTION MARK ICON)

          INVESTMENT STRATEGIES. A fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. No fund is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the funds to other risks and considerations, which are discussed in the Fund's SAI.
(WARNING SIGN ICON)

          GROWTH INVESTING. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may underperform other funds that employ a different style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds typically will underperform when value investing is in favor.
(WARNING SIGN ICON)

          ASSET ALLOCATION. The performance of the asset allocation funds is dependent largely upon the performance of the underlying funds in which they invest. Each underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests. Accordingly, the fund is subject, indirectly, to all of the risks associated with its underlying funds.

(WARNING SIGN ICON)

          VARIOUS INVESTMENT TECHNIQUES. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in a fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.
(WARNING SIGN ICON)

          RESERVE INVESTMENT FUNDS. IDEX T. Rowe Price Small Cap and IDEX T. Rowe Price Tax-Efficient Growth may invest in money market instruments directly or indirectly through investment in an internally managed money market fund, the Reserve Investment Funds, Inc. (Reserve Fund). The Reserve Investment Fund and Government Reserve Investment Fund, each a series of the Reserve Fund, are advised by T. Rowe Price and charges no advisory fees to the investment manager, but other fees may be incurred which may result in a duplication of fees. Further information is included in the SAI.
(WARNING SIGN ICON)

          IPOs.  IPOs are subject to specific risks which include:

- high volatility

- no track record for consideration

- securities are less liquid

- earnings are less predictable
(WARNING SIGN ICON)

          TEMPORARY DEFENSIVE STRATEGIES. For temporary defensive purposes, a fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a fund assumes a temporary defensive position it may not be able to achieve its investment objective.
(WARNING SIGN ICON)

          INTERNET OR SECTOR RISK. A fund may invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

HOW THE IDEX FUNDS ARE MANAGED AND ORGANIZED

IDEX Mutual Funds is run by a Board of Trustees.

The assets of each fund are managed by an investment adviser, who in turn selects sub-advisers, who have hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.

AEGON/TRANSAMERICA FUND ADVISERS, INC. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund. Prior to March 1, 2002, Idex Management, Inc. (IMI) served as investment adviser to the Fund.

The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.

ATFA is a wholly-owned indirect subsidiary of Western Reserve Life Assurance Co. of Ohio (Western Reserve), and Western Reserve is a wholly-owned indirect subsidiary of First AUSA Life Insurance Company (First AUSA). Great Companies is a 30% owned indirect subsidiary of AUSA Holding Company (AUSA). AUSA and First AUSA are both wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group. Great Companies, AUMI and TIM are affiliates of ATFA and the Fund.

AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits ATSF and its investment adviser, ATFA, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

The Order was issued to ATSF and is applicable to all open-end management investment companies advised by the adviser, or a person controlling, controlled by, or under common control with the adviser. ATSF and IDEX are affiliates and both are advised by the same adviser, thus the Order includes both ATSF and IDEX. IDEX will also refer to this Order for any of the transactions listed above.

Here is a listing of the sub-advisers and the funds they manage:


SUB-ADVISER                  FUND NAME
-----------                  ---------
Janus            IDEX Janus Growth
                 IDEX Janus Global
                 IDEX Janus Balanced
                 IDEX Janus Capital Appreciation
                 IDEX Janus Flexible Income
                 IDEX Janus Growth & Income
Alger            IDEX Alger Aggressive Growth
T. Rowe Price    IDEX T. Rowe Price Tax-Efficient
                   Growth
                 IDEX T. Rowe Price Small Cap
                 IDEX T. Rowe Price Health
                 Sciences
Pilgrim Baxter   IDEX PBHG Mid Cap
                   Growth
                 IDEX PBHG Technology &
                   Communications
Gabelli          IDEX Gabelli Global Growth
GSAM             IDEX Goldman Sachs Growth
TIM              IDEX Transamerica Equity
                 IDEX Transamerica Growth
                   Opportunities
                 IDEX Transamerica Value Balanced
                 IDEX Transamerica Money Market
                 IDEX Transamerica Convertible
                   Securities
AUMI             IDEX Transamerica Conservative
                 High-  Yield Bond
SaBAM            IDEX Salomon All Cap
                 IDEX Salomon Investors Value
Great Companies  IDEX Great Companies --
                   America(SM)
                 IDEX Great Companies --
                   Technology(SM)
                 IDEX Great Companies --
                   Global(2)
Federated        IDEX Federated Tax Exempt
Luther King      IDEX LKCM Strategic Total Return
Jennison         IDEX Jennison Equity Opportunity
Munder           IDEX Munder Net50
American         IDEX American Century Income &
  Century          Growth
                 IDEX American Century
                   International
Ironwood         IDEX Isabelle Small Cap Value
ATFA             IDEX Conservative Asset
                 Allocation
                 IDEX Moderate Asset Allocation
                 IDEX Moderately Aggressive Asset
                 Allocation
                 IDEX Aggressive Asset Allocation
PIMCO            IDEX PIMCO Total Return

 ------------------------------------------------------------------------------
 ADVISORY FEE SCHEDULE -- ANNUAL RATES
 ------------------------------------------------------------------------------

                                      IDEX                                          IDEX           IDEX            IDEX
                                     JANUS*        IDEX      IDEX       IDEX      JANUS**      TRANSAMERICA      FEDERATED
                                    CAPITAL       JANUS     JANUS*     JANUS*     FLEXIBLE     CONSERVATIVE         TAX
AVERAGE DAILY NET ASSETS          APPRECIATION    GLOBAL    GROWTH    BALANCED     INCOME     HIGH-YIELD BOND     EXEMPT
--------------------------------------------------------------------------------------------------------------------------
First $750 million                    1.00%        1.00%     1.00%      1.00%        N/A           0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
the next $250 million                 0.90%        0.90%     0.90%      0.90%        N/A           0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
over $1 billion                       0.85%        0.85%     0.85%      0.85%        N/A           0.60%           0.60%
--------------------------------------------------------------------------------------------------------------------------
First $100 million                                                                  0.90%
--------------------------------------------------------------------------------------------------------------------------
the next $150 million                                                               0.80%
--------------------------------------------------------------------------------------------------------------------------
over $250 million                                                                   0.70%
--------------------------------------------------------------------------------------------------------------------------

 *ATFA has contractually agreed to waive a portion of its advisory fee for this fund as follows: 0.025% of average daily net assets from $100 - $500 million (net 0.975%); 0.075% of assets from $500 - $750 million (net 0.925%); 0.025%
 of assets from $750 million - $1 billion (net 0.875%); and 0.025% of assets above $1 billion (net 0.825%).

 **ATFA has contractually agreed to waive a portion of its advisory fee as follows: 0.0250% of the first $100 million of average daily net assets (net 0.875%); 0.025% of assets from $100 - $250 million (net 0.7750%); and 0.0250%
 of assets above $250 million (net 0.675%).

                                        IDEX
                          IDEX      T. ROWE PRICE                        IDEX             IDEX         IDEX
                         ALGER          TAX-            IDEX             PBHG             PBHG        GOLDMAN       IDEX
AVERAGE DAILY          AGGRESSIVE     EFFICIENT     T. ROWE PRICE      MID CAP        TECHNOLOGY &     SACHS    TRANSAMERICA
NET ASSETS               GROWTH        GROWTH         SMALL CAP         GROWTH       COMMUNICATIONS   GROWTH       EQUITY
----------------------------------------------------------------------------------------------------------------------------
First $500 million        0.80%         0.75%           0.80%            0.80%            1.00%        0.80%        0.80%
----------------------------------------------------------------------------------------------------------------------------
over $500 million         0.70%         0.65%           0.70%            0.70%            0.90%        0.70%        0.70%
----------------------------------------------------------------------------------------------------------------------------


                           IDEX
                       TRANSAMERICA     IDEX
AVERAGE DAILY             GROWTH       SALOMON
NET ASSETS             OPPORTUNITIES   ALL CAP
------------------------------------------------------
First $500 million         0.80%        0.80%
---------------------------------------------------------------
over $500 million          0.70%        0.70%
------------------------------------------------------------------------

                                 IDEX           IDEX           IDEX            IDEX            IDEX         IDEX         IDEX
                             TRANSAMERICA      GREAT           LKCM           GREAT           GREAT        SALOMON     JENNISON
AVERAGE DAILY                   VALUE       COMPANIES --    STRATEGIC      COMPANIES --    COMPANIES --   INVESTORS     EQUITY
NET ASSETS                     BALANCED     AMERICA(SM)    TOTAL RETURN   TECHNOLOGY(SM)    GLOBAL(2)       VALUE     OPPORTUNITY
---------------------------------------------------------------------------------------------------------------------------------
First $500 million               0.75%          0.80%          0.80%           0.80%           0.80%        0.80%        0.80%
---------------------------------------------------------------------------------------------------------------------------------
over $500 million                0.65%          0.70%          0.70%           0.70%           0.70%        0.70%        0.70%
---------------------------------------------------------------------------------------------------------------------------------

                                          IDEX
AVERAGE DAILY                        GABELLI GLOBAL
NET ASSETS                               GROWTH
---------------------------------------------------
First $500 million                        1.00%
---------------------------------------------------
$500 million -- $1 billion                0.90%
---------------------------------------------------
over $1 billion                           0.80%
---------------------------------------------------

                                         IDEX
AVERAGE DAILY                        JANUS GROWTH
NET ASSETS                             & INCOME
-------------------------------------------------
First $100 Million                       1.00%
-------------------------------------------------
the next $400 Million                    0.95%
-------------------------------------------------
over $500 Million                        0.85%
-------------------------------------------------

AVERAGE DAILY                            IDEX
NET ASSETS                           MUNDER NET50
-------------------------------------------------
First $1 billion                         1.00%
-------------------------------------------------
over $1 billion                          0.95%
-------------------------------------------------


 Asset Allocation Funds: IDEX Conservative Asset Allocation, IDEX Moderate Asset Allocation, IDEX Moderately Aggressive Asset Allocation and IDEX Aggressive Asset Allocation:


 0.10% of each fund's average daily net assets

                                        IDEX
AVERAGE DAILY                     AMERICAN CENTURY
NET ASSETS                        INCOME & GROWTH
--------------------------------------------------
First $100 million                      0.90%
--------------------------------------------------
the next $150 million                   0.85%
--------------------------------------------------
over $250 million                       0.80%
--------------------------------------------------

                                        IDEX
AVERAGE DAILY                     AMERICAN CENTURY
NET ASSETS                         INTERNATIONAL
--------------------------------------------------
First $50 million                       1.00%
--------------------------------------------------
the next $100 million                   0.95%
--------------------------------------------------
the next $350 million                   0.90%
--------------------------------------------------
over $500 million                       0.85%
--------------------------------------------------

                                        IDEX
AVERAGE DAILY                         ISABELLE
NET ASSETS                         SMALL CAP VALUE
--------------------------------------------------
First $200 million                      0.90%
--------------------------------------------------
over $200 million                       0.85%
--------------------------------------------------

                                         IDEX
AVERAGE DAILY                        TRANSAMERICA
NET ASSETS                      CONVERTIBLE SECURITIES
------------------------------------------------------
First $500 million                       0.80%
------------------------------------------------------
over $500 million                        0.70%
------------------------------------------------------

                                         IDEX
AVERAGE DAILY                       T. ROWE PRICE
NET ASSETS                         HEALTH SCIENCES
------------------------------------------------------
First $500 million                       1.00%
------------------------------------------------------
over $500 million                        0.95%
------------------------------------------------------

                                         IDEX
AVERAGE DAILY                        TRANSAMERICA
NET ASSETS                           MONEY MARKET
-------------------------------------------------
All                                      0.40%
-------------------------------------------------

                                         IDEX
AVERAGE DAILY                           PIMCO
NET ASSETS                           TOTAL RETURN
-------------------------------------------------
All                                      0.70%
-------------------------------------------------

 For the fiscal year ended October 31, 2001, each fund paid the following management fee as a percentage of the fund's average daily net assets, after reimbursement and/or fee waivers (if applicable):

                                                              PERCENTAGE
                                                              ----------
IDEX Janus Capital Appreciation                                  0.83%
IDEX Janus Global                                                0.95%
IDEX Janus Growth                                                0.87%
IDEX Janus Balanced                                              0.98%
IDEX Janus Flexible Income                                       0.87%
IDEX Alger Aggressive Growth                                     0.47%
IDEX Transamerica Conservative High-Yield Bond(1)                0.60%
IDEX Federated Tax Exempt                                        0.48%
IDEX Transamerica Value Balanced(2)                              0.39%
IDEX LKCM Strategic Total Return                                 0.61%
IDEX Salomon Investors Value(3)                                  0.42%
IDEX Jennison Equity Opportunity                                 0.00%
IDEX T. Rowe Price Tax-Efficient Growth(10)                      0.28%
IDEX T. Rowe Price Small Cap                                     0.00%
IDEX Salomon All Cap                                             0.70%
IDEX Goldman Sachs Growth                                        0.32%
IDEX PBHG Mid Cap Growth(8)                                      0.23%
IDEX PBHG Technology & Communications(9)                         0.10%
IDEX Transamerica Equity                                         0.00%
IDEX Transamerica Growth Opportunities(7)                        0.00%
IDEX Great Companies -- America(SM)                              0.56%
IDEX Great Companies -- Technology(SM)                           0.00%
IDEX Great Companies -- Global(2)                                0.00%
IDEX Gabelli Global Growth                                       0.57%
IDEX Janus Growth & Income(4)                                    0.00%
IDEX American Century Income & Growth(5)                         0.00%
IDEX American Century International(6)                           0.00%
IDEX Isabelle Small Cap Value                                    0.00%
IDEX Munder Net50                                                0.00%

  (1) Prior to March 1, 2002, this fund was named IDEX AEGON Income Plus.
  (2) Prior to August 24, 2001, this fund was named IDEX Dean Asset Allocation.
  (3) Prior to March 1, 2002, this fund was named IDEX NWQ Value Equity.
  (4) Fund commenced operations on 12/01/00.
  (5) Prior to March 1, 2002, this fund was named IDEX GE U.S. Equity.
  (6) Prior to March 1, 2002, this fund was named IDEX International Equity.
  (7) Prior to March 1, 2002, this fund was named IDEX Transamerica Small
      Company.
  (8) Prior to March 1, 2002, this fund was named IDEX Pilgrim Baxter Mid Cap Growth.
  (9) Prior to March 1, 2002, this fund was named IDEX Pilgrim Baxter
      Technology.
 (10) Prior to March 1, 2002, this fund was named IDEX T. Rowe Price Dividend Growth.

Day-to-day management of the investments in each fund is the responsibility of the fund manager. The fund managers for IDEX Mutual Funds are:

IDEX JANUS GROWTH

EDWARD KEELY, vice president, serves as manager of this fund.

Mr. Keely has been sole manager of this fund since January, 2000. He served as co-manager of the fund since January, 1999. Prior to joining Janus in 1998, he was a senior vice president of investments at Founders.

Janus has provided investment advisory services to various clients since 1978.

IDEX JANUS GLOBAL

HELEN YOUNG HAYES, CFA, executive vice president, and LAURENCE CHANG, CFA, executive vice president, serve as co-managers of this fund. Ms. Hayes has served as manager or co-manager of this fund since inception. She has been employed by Janus since 1987. Laurence Chang has served as co-manager of this fund since January 2000. Before joining Janus in 1993, Mr. Chang was a project director at the National Security Archive.

IDEX JANUS BALANCED

KAREN L. REIDY, CFA, executive vice president, has served as manager of this fund since January 2000. Prior to joining Janus in 1995, she was a manager in both the Mergers and Acquisitions and Audit business units at PricewaterhouseCoopers LLP.

IDEX JANUS CAPITAL APPRECIATION

JONATHAN COLEMAN has served as fund manager since February 2002. Mr. Coleman joined Janus in 1994 and has served as co-manager and analyst for other Janus funds.

IDEX JANUS FLEXIBLE INCOME

RONALD V. SPEAKER, executive vice president, has managed this fund since October 1993. He has been with Janus since 1986. On January 13, 1997, Mr. Speaker settled an SEC administrative action involving two personal trades that he made in January 1993. Without admitting or denying the allegations, he agreed to civil monetary penalty, disgorgement and interest payments totaling $37,199 and a 90-day suspension starting January 29, 1997.

IDEX JANUS GROWTH & INCOME

DAVID J. CORKINS, has managed this fund since its inception. Prior to joining Janus in 1995, he served as Chief Financial Officer of Chase U.S. Consumer Services, Inc., a Chase Manhattan mortgage business. Mr. Corkins serves as portfolio manager to other Janus funds.

IDEX ALGER AGGRESSIVE GROWTH

FREDERICK M. ALGER and DAVID HYUN, CFA, serve as co-managers of this fund. Mr. Alger is the key strategist for all portfolios, overseeing the investments of the portfolios. Mr. Hyun is responsible for the day-to-day management of the fund. They have served as co-managers since September 2001. Previously, Mr. Alger served as portfolio manager and security analyst at various firms.

Mr. Hyun joined Alger in 1991 and served as a portfolio manager and senior vice president until June 2000. Mr. Hyun previously served as co-manager of this fund from February 1998 until June 2000. Mr. Hyun joined OppenheimerFunds from June 2000 until September 2001, where he served as portfolio manager for the Oppenheimer Enterprise Fund.

Mr. Alger and Mr. Hyun also serve as portfolio managers of other Alger funds.

IDEX T. ROWE PRICE SMALL CAP

PAUL W. WOJCIK, CFA, has managed this fund since December 2000 and heads the Investment Advisory Committee for this fund. He joined T. Rowe Price in 1996 and has been a member of the Investment Advisory Committee since the fund's inception. In addition, Mr. Wojcik serves as the Chairman of the Investment Advisory Committee for the T. Rowe Price Diversified Small-Cap Growth Fund. Prior to joining T. Rowe Price, Mr. Wojcik was a Senior Programmer/ Analyst at Fidelity Investments.

IDEX PBHG MID CAP GROWTH
IDEX PBHG TECHNOLOGY & COMMUNICATIONS

GARY L. PILGRIM, CFA, leads a team of investment professionals for PBHG Mid Cap Growth. Mr. Pilgrim is the president and chief investment officer of Pilgrim Baxter, and has been a growth stock manager for over 30 years. Mr. Pilgrim has managed this Fund since March, 2001.

MICHAEL MA leads the technology team that manages IDEX PBHG Technology & Communications. Mr. Ma joined Pilgrim Baxter in October 1999 as senior technology analyst. Prior to joining Pilgrim Baxter, Mr. Ma worked for two and one half years as an equity research analyst in the Telecommunications Services Group of Deutsche Bank Securities, Inc.

Pilgrim Baxter has provided investment advisory services to various clients since 1982.

IDEX GOLDMAN SACHS GROWTH

HERBERT E. EHLERS, Managing Director of GSAM, has served as head of an investment team that has managed this fund since inception. Prior to Liberty, he was Chief Investment Officer at Eagle Asset Management, a subsidiary of Raymond James Financial. Prior to joining GSAM in 1997, he was chief investment officer at Liberty Investment Management, Inc. from 1994-1997.

This investment team also manages the Goldman Sachs Capital Growth Fund, Goldman Sachs Balanced Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund and Goldman Sachs Internet Tollkeeper Fund(SM).

Goldman Sachs has provided investment advisory services to various clients since 1981.

IDEX TRANSAMERICA EQUITY


JEFFREY S. VAN HARTE, CFA, primary manager, and GARY U. ROLLE, CFA, secondary manager, serve as managers of this fund. Mr. Van Harte is senior vice president and head of Equity Investments, TIM; manager of the Transamerica Premier Equity Fund since 1998 and Transamerica VIF Growth Portfolio since 1984; co-manager of the Transamerica Value Fund since 1998; and was manager of the Transamerica Premier Balanced Fund from 1995 to 1998. He joined Transamerica in 1980.


Mr. Rolle is president & chief investment officer, TIM; chairman & president, Transamerica Income Shares, Transamerica Occidental's Separate Account Fund B and Transamerica Variable Insurance Fund, Inc. and president of Transamerica Investors, Inc. He was chief investment officer, Transamerica Occidental Life Insurance Company, Transamerica Life Insurance & Annuity Company and Transamerica Assurance Company until 2000 and investment officer of these companies since 2000. He has been manager of Transamerica Premier Balanced Fund since 1998 and co-manager of Transamerica Premier Equity Fund since 1999. He joined Transamerica in 1967.

TIM, through its affiliates, has provided investment advisory services to various clients since 1967.

IDEX TRANSAMERICA GROWTH OPPORTUNITIES


CHRISTOPHER J. BONAVICO, CFA, primary manager, and KENNETH F. BROAD, CFA, secondary manager, serve as managers of this fund. Mr. Bonavico is vice president and fund manager, TIM, and manager of the Transamerica Premier Aggressive Growth Fund and Transamerica Premier Small Company Fund since 1999. He was manager of the Transamerica Premier Value Fund from 1998 to 1999; manager of the Transamerica Premier Index Fund from inception to 1998; and co-manager of the Transamerica Premier Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. He joined Transamerica in 1993.


Mr. Broad is assistant vice president and portfolio manager, TIM, and co-manager of a Transamerica corporate account. He has been co-manager of the Transamerica Small Company Fund since 2001. Prior to joining Transamerica in 2000, he was vice president, portfolio manager and analyst, Franklin Templeton Investments, 1994-2000.

IDEX SALOMON ALL CAP

ROSS S. MARGOLIES, managing director of SaBAM, has managed this fund since inception. Mr. Margolies joined SaBAM in 1992.

ROBERT M. DONAHUE, JR., managing director and equity analyst with SaBAM, assists in the day-to-day management of the fund. Prior to joining SaBAM in 1997, Mr. Donahue worked as an equity analyst at Gabelli & Company. Mr. Margolies and Mr. Donahue also manage the Capital Fund for SaBAM.

Salomon has provided investment advisory services to various clients since 1987.

IDEX TRANSAMERICA VALUE BALANCED


JOHN C. RIAZZI, CFA, PRIMARY MANAGER, and GARY U. ROLLE, CFA, SECONDARY MANAGER, serve as managers of the fund. Mr. Riazzi has served as portfolio manager since August 25, 2001. Prior to joining TIM in 2001, Mr. Riazzi served as portfolio manager, president and chief investment officer at Dean Investment Associates and, while at Dean, served as portfolio manager of Dean Asset Allocation since its inception. Mr. Rolle is president and chief investment officer at TIM and serves as an officer of various Transamerica entities. He joined TIM in 1967.


IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND

DAVID R. HALFPAP, CFA, has served as manager of this fund since its inception. He has been employed by AUMI since 1975 and currently is a senior vice president.

BRADLEY J. BEMAN, CFA, became a co-manager of this fund in August 1998. He joined AUMI in 1988 after working in various capacities with AEGON USA, Inc. and Life Investors Insurance Company of America.

AUMI has provided investment advisory services to various clients since 1989.

IDEX LKCM STRATEGIC TOTAL RETURN

LUTHER KING, JR., CFA, and SCOT C. HOLLMANN, CFA, have co-managed this fund since its inception. Mr. King has been a portfolio manager and the president of Luther King since 1979. Mr. Hollmann has been a portfolio manager and a vice president since 1983.

Luther King has provided investment advisory services to various clients since 1979.

IDEX SALOMON INVESTORS VALUE

JOHN B. CUNNINGHAM, CFA, and MARK J. MCALLISTER, CFA, serve as co-portfolio managers of this fund. Mr. Cunningham is a Managing Director of SaBAM and vice president of Salomon's Investors Value fund. He has served as a Director of SaBAM since 1991.

Mr. McAllister, Director and co-portfolio manager, was executive vice president and portfolio manager at JLW Capital Mgmt. Inc. from March 1998 to May 1999, and prior to March 1998, was a vice president and equity analyst at Cohen and Steers Capital Management.

IDEX JENNISON EQUITY OPPORTUNITY


BRADLEY L. GOLDBERG, CFA, MARK G. DEFRANCO and BRIAN M. GILLOTT serve as managers of this fund. Mr. Goldberg has served as manager of this fund since December 1, 2000. Mr. Goldberg is an executive vice president of Jennison. Mr. Goldberg joined Jennison in 1974 and serves as portfolio manager to other funds.


MARK G. DEFRANCO, Vice President of Jennison, has served as co-manager of this fund since December, 2000. Mr. DeFranco joined Jennison in 1998. Prior to joining Jennison, Mr. DeFranco was a precious metal equity analyst and portfolio manager at Pomboy Capital from 1995 to 1998.

BRIAN M. GILLOTT, Vice President of Jennison, has served as co-manager of this fund since December, 2000. Mr. Gillott joined Jennison in 1998. Prior to joining Jennison, Mr. Gillott served as an equity analyst for Soros Fund Management, and prior to that he was an analyst at Goldman Sachs & Co.

Jennison has provided investment advisory services to various clients since
1969.

IDEX GREAT COMPANIES -- AMERICA(SM)
IDEX GREAT COMPANIES -- TECHNOLOGY(SM)
IDEX GREAT COMPANIES -- GLOBAL(2)

JIM HUGUET has served as Co-CEO and Manager of Great Companies since May 2000. He has served as manager of each fund since its inception. From 1994 until 1998, Mr. Huguet served as Executive Vice President of Information Resources Inc. From 1998 to May 2000, Mr. Huguet served as Director and President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut. In May 2000, Mr. Huguet, together with Mr. Kenney and Money Services, Inc., formed Great Companies, LLC.

GERRY BOLLMAN, CFA has served as Executive Vice President of Great Companies since May 2000. He has served as a fund manager of each fund since its inception. From 1983 until 1995, Mr. Bollman was Executive Vice President and portfolio manager for Continental Asset Management Corporation in New York City, and was responsible for all equity and venture capital portfolios for that firm. From 1995 to May 2001, Mr. Bollman founded and served as Chairman and Managing Member of Intrinsic Value Associates, LLC, a Chatham, New Jersey based consulting firm that provided portfolio management services and intrinsic value advice to Great Companies, Inc. and then to Great Companies, L.L.C. Mr. Bollman also served as Executive Vice President of Great Companies, Inc., an investment advisory firm registered with the State of Connecticut, from 1999 until May 2000.

MATT STEPHANI, CFA, CPA, has served as Vice President of Great Companies since May 2001. He is responsible for analysis of domestic & foreign securities for Great Companies. From 1995 to May 2001, Mr. Stephani served as Accounting Manager for Deloitte & Touche in Wilton, Connecticut.

Great Companies has provided investment advisory services to various clients services since 2000.

IDEX FEDERATED TAX EXEMPT

J. SCOTT ALBRECHT, CFA and MARY JO OCHSON, CFA have served as co-managers of this fund since June 15, 2000. Mr. Albrecht joined Federated in 1989 and has been a senior portfolio manager since 1997. He has served as a vice president of Federated since 1994. He also serves as co-manager of Federated's Municipal Securities Fund, Inc.

Ms. Ochson joined Federated in 1982 and has been a senior portfolio manager and senior vice president since 1996. From 1988 through 1995, Ms. Ochson served as a portfolio manager and vice president of Federated. She also serves as co-manager of Federated's Municipal Securities Fund, Inc.

Federated has provided investment advisory services to various clients since
1955.

IDEX GABELLI GLOBAL GROWTH

The fund is managed by an investment team that is headed by Marc J. Gabelli, Portfolio Manager. Mr. Gabelli, as Team Manager, is primarily responsible for all the investment decisions for the fund. Mr. Gabelli has been a portfolio manager and an analyst with Gabelli since 1993.

Gabelli Asset Management Company and its predecessors has provided investment advisory services to various clients since 1977.

IDEX AMERICAN CENTURY INCOME & GROWTH

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

JOHN SCHNIEDWIND, CFA, Senior Vice President, Senior Portfolio Manager and Group Leader -- Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in 1982 and also supervises other portfolio management teams.

KURT BORGWARDT, CFA, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since inception.

American Century has provided investment advisory services to various clients since 1958.

IDEX AMERICAN CENTURY INTERNATIONAL

American Century uses a team of fund managers and analysts to manage this fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The fund managers on the investment team are:

HENRIK STRABO, Chief Investment Officer -- International Equities, has been a member of the team since the fund's inception. He joined American Century in 1993 and serves as a member of other management teams for various American Century funds.

MARK S. KOPINSKI, Senior Vice President and Senior Portfolio Manager, has been a member of the team since the fund's inception. Mr. Kopinski joined American Century in April 1997 and serves as a member of other management teams for various American Century funds. Prior to rejoining American Century in 1997, Mr. Kopinski served as Vice President and Portfolio Manager at Federated Investors, Inc. From 1990-1995, he served as Vice President and a member of the management team for American Century International Growth and International Discovery.

IDEX ISABELLE SMALL CAP VALUE

WARREN J. ISABELLE, President, Portfolio Manager and co-founder of Ironwood, has managed the fund since its inception. Prior to the formation of Ironwood Capital in 1997, Mr. Isabelle was Head of Domestic Equities at Pioneer Management Company and Portfolio Manager of the Pioneer Capital Growth Fund (from July 1990 through January 1997 -- later named Pioneer Mid Cap Value Fund). He also managed Pioneer Small Company Fund (November 1995 through January 1997). From February 1997, Mr. Isabelle was Chief Investment Officer at Keystone Investments.

Ironwood has provided investment advisory services to various clients since
1998.

IDEX CONSERVATIVE ASSET ALLOCATION
IDEX MODERATE ASSET ALLOCATION
IDEX MODERATELY AGGRESSIVE ASSET ALLOCATION
IDEX AGGRESSIVE ASSET ALLOCATION

An Investment Advisory Committee at AEGON/Transamerica Fund Advisers, Inc. provides investment advisory services for these funds.

IDEX T. ROWE PRICE HEALTH SCIENCES

An Investment Advisory Committee is responsible for management of the fund. KRIS
H. JENNER, MD, Chairman, has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund's investment program. He was elected chairman of the fund's committee in 2002. He joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998. From 1995 through 1997, while on leave from the general surgery residency program at the Johns Hopkins Hospital, he was a post doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School.

IDEX TRANSAMERICA CONVERTIBLE SECURITIES

KIRK J. KIM, primary manager, and GARY U. ROLLE, CFA secondary manager, serve as co-managers of this fund. Prior to joining TIM, Mr. Kim served as a Securities Analyst at Franklin Templeton Group. Mr. Rolle is president and chief investment officer at TIM. He joined TIM in 1967.

IDEX T. ROWE PRICE TAX-EFFICIENT

The fund is managed by an Investment Advisory Committee. DONALD J. PETERS and HUGH D. MCGUIRK serve as co-chairmen. The committee co-chairmen have the day-to-day responsibility for managing the fund and work with the committee in developing and executing the fund's investment program. Mr. Peters has been managing investments since joining T. Rowe Price in 1993. Mr. McGuirk has been involved in the municipal bond management process at T. Rowe Price since 1993.

IDEX TRANSAMERICA MONEY MARKET

EDWARD S. HAN, primary manager, and HEIDI HU, CFA, secondary manager, serve as co-managers of this fund. Mr. Han joined Transamerica in 1998 and is Assistant Vice President and portfolio manager. Prior to joining Transamerica, Mr. Han was Vice President -- Health Care Finance Group of Bank of America (1993-1998). Ms. Hu serves as portfolio manager to other Transamerica Funds. Prior to joining TIM, she was an analyst at ARCO Investment Management Company.

IDEX PIMCO TOTAL RETURN

The fund is managed by Pacific Investment Company LLC. An investment team led by William H. Gross has managed this fund since its inception.

WILLIAM H. GROSS, CFA Chief Investment Officer and founding partner of PIMCO is head of the investment team. He has over 30 years experience. Mr. Gross is one of the founders of PIMCO and serves as manager of other PIMCO funds.

PIMCO has provided investment advisory services since 1971.

IDEX MUNDER NET50

PAUL T. COOK, CFA, leads the investment team of fund managers and analysts for IDEX Munder Net50. He is director of technology investing and a senior portfolio manager for Munder Capital Management. He joined the company in 1987 and has 15 years of experience. He is part of the team responsible for the management of the Munder NetNet Fund, Munder Future Technology Fund and Munder @Vantage Fund. Before becoming a portfolio manager, Cook analyzed equity securities specializing in the technology sector, including computer software services, computer services and telecommunication equipment.

SHAREHOLDER INFORMATION

(QUESTION MARK ICON)
        OPENING AN ACCOUNT


If you are opening a fund account through a registered representative, he or she can assist you with all phases of your investment.


If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

NEW ACCOUNT APPLICATION

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or visiting www.idexfunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.

There are many ways that you can pay for your shares. The minimum initial purchase is $500 for Class A, B and T shares, and $1,000 for Class C and Class M shares and shares purchased through authorized dealers. There is a $50 minimum on additional purchases. Purchases through regular investment plans, like the Automatic Investment Plan, have no minimum to open an account, but you must invest at least $50 monthly per account.

The Securities and Exchange Commission (SEC) is taking an active interest in money laundering because money laundering presents a serious risk to the soundness of financial markets, opens financial service firms to criminal liability, and can ruin the reputation of implicated firms. Therefore, IDEX does not accept cashier's checks, money orders or traveler's checks.
(QUESTION MARK ICON)
        SHARE TRANSACTIONS

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.
(QUESTION MARK ICON)
        HOW TO SELL SHARES

Your request to sell your shares and receive payment may be subject to:

- the privileges or features established on your account such as a systematic withdrawal plan (SWP) or telephone transactions

- the type of account you have, and if there is more than one owner

- the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

- a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

- in writing (by mail or fax)

- by internet access to your account(s) at www.idexfunds.com

- by telephone request using our touch-tone automated system, IDEX InTouch(SM), or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases will be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.

Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

CHECKWRITING SERVICE. (For Class A and Class C shares of IDEX Transamerica Money Market only). If you would like to use the checkwriting service, mark the appropriate box on the application or authorization form. The fund will send you checks when it receives these properly completed documents. Checks must be written for at least $250 and investments made by check or ACH must have been in your account for at least 15 days before you can write checks against them. A service fee of $10 applies for those checks written under $250. When the check is presented for payment, the fund will redeem a sufficient number of full and fractional shares in your account at that day's net asset value to cover the amount of the check. Checks presented against your account in an amount that exceeds your available balance will be returned for "insufficient funds" and your account will incur a $20 service fee. Due to dividends accruing on your account it is not possible to determine your account's value in advance so you should not write a check for the entire value or try to close your account by writing a check. A stop payment on a check may be requested for a $20 service fee. The payment of funds is authorized by the signature(s) appearing on the IDEX application or authorization form. Each signatory guarantees the genuineness of the other signatures.

The use of checks is subject to the rules of IDEX's designated bank for its checkwriting service. IDEX has chosen UMB Bank n.a. as its designated bank for this service. UMB Bank, n.a. or its bank affiliate (the "Bank") is appointed agent by the person(s) signing the IDEX application or authorization form (the "Investor(s)") and, as agent, is authorized and directed upon presentment of checks to the Bank to transmit such checks to IDEX as requests to redeem shares registered in the name of the investor(s) in the amounts of such checks.

This checkwriting service is subject to the applicable terms and restrictions, including charges, set forth in this prospectus. The Investor(s) agrees he/she is subject to the rules, regulations, and laws governing check collection including the Uniform Commercial Code as enacted in the State of Missouri, pertaining to this checkwriting service, as amended from time to time. The Bank and/or IDEX has the right not to honor checks presented to it and the right to change, modify or terminate this checkwriting service at any time.

The checkwriting service is not available for tax-qualified retirement plans or Class B or Class M shares of IDEX Transamerica Money Market.
(QUESTION MARK ICON)
        HOW TO EXCHANGE SHARES

You can exchange $500 or more of one fund for shares in the same class of another fund. Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange. The minimum exchange to a new account is $500 unless an automatic investment plan is established on the new account.

Prior to making exchanges into a fund that you do not own, read this prospectus carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

SPECIAL RULES FOR CLASS B OR M SHARES IN CEF EXCHANGES

If you sell CEF shares you acquired by an exchange redemption of Class B or M shares and no CDSC was charged at the time but instead deferred, you will incur the CDSC upon selling your CEF shares, but the time that you held those Class B or M shares of the CEF will not count toward calculating the sales charge.

The Fund may restrict the number of times that you may exchange your shares. Please see the section below titled "Market Timing/Excessive Trading."

SPECIAL SITUATIONS FOR EXCHANGING SHARES
- Class T shares may be exchanged for only Class A shares of any IDEX fund, other than IDEX Janus Growth. Class A shares of all IDEX funds are subject to distribution and service (12b-1) fees.

- You may not exchange other classes of shares of the IDEX funds for Class T shares.

- The Fund reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.

MARKET TIMING/EXCESSIVE TRADING

THE FUND DOES NOT PERMIT MARKET TIMING OR EXCESSIVE TRADING AND HAVE ADOPTED SPECIAL POLICIES TO DISCOURAGE THIS ACTIVITY. IF YOU WISH TO ENGAGE IN SUCH PRACTICES, WE REQUEST YOU DO NOT ATTEMPT TO PURCHASE SHARES OF ANY OF THE FUNDS.

Some investors try to profit from various short-term or frequent trading strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including the long-term investors who do not generate these costs.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) will be considered excessive trading, although each fund reserves the right to impose restrictions even if there are less frequent transactions.

Specifically, each fund reserves the right to reject any request to purchase or exchange shares that it determines may be disruptive to efficient fund management and harmful to existing shareholders. Such a request could be rejected because of the timing of the investment or because a history of excessive trading by the shareholder or accounts under common control. (QUESTION MARK ICON)
        OTHER ACCOUNT INFORMATION

MINIMUM PURCHASES

- $500 for Class A, B and T shares; $1,000 for Class C and M shares; additional purchases are a minimum of $50.

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

PRICING OF SHARES

Each fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business.

The NAV of fund shares is not determined on days the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.

If the Fund receives your order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed.

In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the Fund reserves the right to close such accounts. However, the Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 24 months

- accounts with an active monthly Automatic Investment Plan ($50 minimum per account)

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more

-----------------------------------------------------
ACCOUNT BALANCE                    FEE ASSESSMENT
-----------------------------------------------------
If your balance is below       $10 fee assessed every
$500 due to redemptions        6 months, until
                               balance reaches $500
If your balance is below       Your account will be
$250, due to redemptions       charged a fee and be
                               liquidated; any
                               applicable CDSC will
                               be deducted, and a
                               check will be mailed
                               to the address of
                               record
-----------------------------------------------------

TELEPHONE TRANSACTIONS


The Fund and Idex Investor Services, Inc. (IIS or IDEX) are not liable for complying with telephone instructions which are deemed by them to be genuine. The Fund and IIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where the Fund or IIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege at any time.


Telephone redemption with payment by check is not allowed within 10 days of a change of registration/ address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.

REDEMPTIONS TRANSACTIONS PAID BY BANK WIRE

In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI.

REINVESTMENT PRIVILEGE

Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in any fund of the same class. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to the Fund along with your check for your reinvestment privileges.

STATEMENTS AND REPORTS

The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. If you are enrolled in the Automatic Investment Plan and invest on a monthly basis, you will receive a quarterly confirmation. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the funds, which include a list of the holdings, will be mailed twice a year to all shareholders.

A Historical Statement may be ordered for transactions of prior years.

SHARE CERTIFICATES
The Fund does not issue share certificates. If you are redeeming or exchanging shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered mail, but do not endorse them.

PERSONAL SECURITIES TRADING

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.

UNDERLYING FUND EXPENSES (IDEX Conservative Asset Allocation; IDEX Moderate Asset Allocation; IDEX Moderately Aggressive Asset Allocation; and IDEX Aggressive Asset Allocation)

NOTE: The listing of Underlying Funds for each fund listed below may vary at the fund managers' discretion.


IDEX CONSERVATIVE ASSET ALLOCATION


Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                            TOTAL OPERATING
     UNDERLYING FUND CLASS A SHARES*        EXPENSE RATIOS
------------------------------------------  ---------------
IDEX American Century Income & Growth            1.85%
IDEX Gabelli Global Growth                       1.75%
IDEX Goldman Sachs Growth                        1.55%
IDEX Great Companies - America(SM)               1.55%
IDEX Great Companies - Global(2)                 1.55%
IDEX Isabelle Small Cap Value                    1.85%
IDEX Janus Flexible Income                       1.68%
IDEX Janus Growth                                1.49%
IDEX Jennison Equity Opportunity                 1.55%
IDEX PIMCO Total Return                          1.65%
IDEX Salomon All Cap                             1.58%
IDEX Salomon Investors Value                     1.55%
IDEX T. Rowe Price Small Cap                     1.55%
IDEX T. Rowe Price Tax-Efficient Growth          1.55%
IDEX Transamerica Conservative High-Yield
  Bond                                           1.41%
IDEX Transamerica Equity                         1.55%



                                            TOTAL OPERATING
     UNDERLYING FUND CLASS A SHARES*        EXPENSE RATIOS
------------------------------------------  ---------------
IDEX Transamerica Growth Opportunities           1.55%
IDEX Transamerica Value Balanced                 1.55%


After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios (as of October 31, 2001), of the Underlying Funds in which it is scheduled to invest at the commencement of operations the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:


FUND:                        CLASS A   CLASS B   CLASS C   CLASS M
-----                        -------   -------   -------   -------
IDEX Conservative Asset
  Allocation                  2.05%     2.70%     2.70%     2.60%



IDEX MODERATE ASSET ALLOCATION


Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                           TOTAL OPERATING
     UNDERLYING FUND CLASS A SHARES        EXPENSE RATIOS
-----------------------------------------  ---------------
IDEX American Century Income & Growth           1.85%
IDEX American Century International             1.95%
IDEX Gabelli Global Growth                      1.75%
IDEX Goldman Sachs Growth                       1.55%
IDEX Great Companies - America(SM)              1.55%
IDEX Great Companies - Global(2)                1.55%
IDEX Isabelle Small Cap Value                   1.85%
IDEX Janus Flexible Income                      1.68%
IDEX Janus Growth                               1.49%
IDEX Jennison Equity Opportunity                1.55%
IDEX PIMCO Total Return                         1.65%
IDEX Salomon All Cap                            1.58%
IDEX Salomon Investors Value                    1.55%
IDEX T. Rowe Price Health Sciences              1.95%
IDEX T. Rowe Price Small Cap                    1.55%
IDEX T. Rowe Price Tax-Efficient Growth         1.55%
IDEX Transamerica Conservative High-Yield
  Bond                                          1.41%
IDEX Transamerica Equity                        1.55%
IDEX Transamerica Growth Opportunities          1.55%
Transamerica Value Balanced                     1.55%


After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios (as of October 31, 2001), of the Underlying Funds in which it is scheduled to invest at the commencement of operations the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:


                                        CLASS OF SHARES
                             -------------------------------------
FUND:                        CLASS A   CLASS B   CLASS C   CLASS M
-----                        -------   -------   -------   -------
IDEX Moderate Asset
  Allocation                  2.07%     2.72%     2.72%     2.62%

IDEX MODERATELY AGGRESSIVE ASSET ALLOCATION


Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                            TOTAL OPERATING
      UNDERLYING FUND CLASS A SHARES        EXPENSE RATIOS
------------------------------------------  ---------------
IDEX American Century Income & Growth             1.85%
IDEX American Century International               1.95%
IDEX Gabelli Global Growth                        1.75%
IDEX Goldman Sachs Growth                         1.55%
IDEX Janus Growth                                 1.49%
IDEX Janus Flexible Income                        1.68%
IDEX PBHG Mid Cap Growth                          1.55%
IDEX PBHG Technology & Communications             1.75%
IDEX Great Companies--America(SM)                 1.55%
IDEX Great Companies--Global(2)                   1.55%
IDEX Isabelle Small Cap Value                     1.85%
IDEX Jennison Equity Opportunity                  1.55%
IDEX Salomon All Cap                              1.58%
IDEX Salomon Investors Value                      1.55%
IDEX T. Rowe Price Health Services                1.95%
IDEX T. Rowe Price Small Cap                      1.55%
IDEX T. Rowe Price Tax-Efficient Growth           1.55%
IDEX Transamerica Conservative High-Yield
  Bond                                            1.41%
IDEX Transamerica Equity                          1.55%
IDEX Transamerica Growth Opportunities            1.55%
IDEX PIMCO Total Return                           1.65%


After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios (as of October 31, 2001), of the Underlying Funds in which it is scheduled to invest at the commencement of operations the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:


FUND:                  CLASS A    CLASS B    CLASS C    CLASS M
-----                  --------   --------   --------   --------
IDEX Moderately
  Aggressive Asset
  Allocation              2.08%      2.73%      2.73%      2.63%



IDEX AGGRESSIVE ASSET ALLOCATION


Shareholders in the fund will bear indirectly the proportionate expenses of the underlying IDEX Mutual Funds ("Underlying Funds") in which the fund invests, including a 12b-1 fee of up to 0.35% incurred as a result of the fund's investment in Class A shares of the Underlying Fund. The following table provides the expense ratios for each Underlying Fund (based on the expense ratios reflected in each Underlying Fund's current Annual Report), including the 12b-1 fee:


                                           TOTAL OPERATING
    UNDERLYING FUND CLASS A SHARES         EXPENSE RATIOS
---------------------------------------    ---------------
IDEX American Century Income & Growth           1.85%
IDEX American Century International             1.95%
IDEX Gabelli Global Growth                      1.75%
IDEX Goldman Sachs Growth                       1.55%
IDEX Janus Growth                               1.49%
IDEX PBHG Mid Cap Growth                        1.55%
IDEX PBHG Technology & Communications           1.75%
IDEX Great Companies--America(SM)               1.55%
IDEX Great Companies--Global(2)                 1.55%
IDEX Isabelle Small Cap Value                   1.85%
IDEX Jennison Equity Opportunity                1.55%
IDEX Salomon All Cap                            1.58%
IDEX Salomon Investors Value                    1.55%
IDEX T. Rowe Price Health Sciences              1.95%
IDEX T. Rowe Price Small Cap                    1.55%
IDEX T. Rowe Price Tax-Efficient Growth         1.55%
IDEX Transamerica Equity                        1.55%
IDEX Transamerica Growth Opportunities          1.55%


After combining the total net operating expenses of the fund with the weighted average of the total operating expense ratios (as of October 31, 2001), of the Underlying Funds in which it is scheduled to invest at the commencement of operations the total annualized weighted average expense ratios of each class of shares of the fund (calculated as a percentage of average net assets) are estimated to be as follows:


FUND:                  CLASS A   CLASS B   CLASS C   CLASS M
-----                  -------   -------   -------   -------
IDEX Aggressive Asset
  Allocation            2.10%     2.75%     2.75%     2.65%


(QUESTION MARK ICON)
        DISTRIBUTIONS AND TAXES

Each of our funds intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

TAXES ON DISTRIBUTIONS FROM THE FUNDS

The following summary does not apply to:

- qualified retirement accounts

- tax-exempt investors; or

- exempt-interest distributions from IDEX Federated Tax Exempt

Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gain (at the federal maximum rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.

DISTRIBUTIONS FROM IDEX FEDERATED TAX EXEMPT

IDEX Federated Tax Exempt expects to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes, whether reinvested or received in cash. However, dividends from the fund may not be entirely tax-exempt and any distributions by the fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the fund may be subject to state and local taxes.

Your annual statement will provide you with information about the exempt-interest dividends you have received. You must disclose this information on your federal tax return. The statement will also report the amount that relates to private activity bonds which could be subject to the alternative minimum tax (AMT). If you are subject to the AMT, please consult your tax advisor regarding the implications of holding shares in IDEX Federated Tax Exempt. If you receive Social Security or railroad retirement benefits, please consult your tax advisor and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed. Interest on indebtedness incurred by you to purchase or carry shares of IDEX Federated Tax Exempt generally will not be deductible for federal income tax purposes.

TAXES ON THE SALE OF SHARES

Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

WITHHOLDING TAXES

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder (which may include dividends, capital gain distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.

UNCASHED CHECKS ISSUED ON YOUR ACCOUNT

If any check we issue related to your account is returned by the Post Office as undeliverable, or remains outstanding (uncashed) for six months, we reserve the right to reinvest check proceeds back into your open account at the net asset value next calculated after reinvestment. If applicable, we will also change your account distribution option from CASH to REINVEST. Interest does not accrue on amounts represented by uncashed checks.

MINIMUM DIVIDEND CHECK AMOUNTS

To control costs associated with issuing and administering dividend checks, we reserve the right to not issue checks under a specified amount. For accounts with the CASH BY CHECK dividend distribution option, if the dividend payment total is less than $10, the distribution will be reinvested into the account and no check will be issued, though the account option for future distributions will remain unchanged, subject to the preceding paragraph.

NON-RESIDENT ALIEN WITHHOLDING

If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

            HOW TO BUY SHARES                      TO OPEN A NEW ACCOUNT (FIRST-TIME IDEX INVESTORS)
----------------------------------------------------------------------------------------------------------

 BY MAIL                                      Send your completed application and check payable to:
   (ICON)                                     Idex Investor Services, Inc., P.O. Box 9015, Clearwater,
                                              Florida 33758-9015;
                                              For Overnight Delivery: 570 Carillon Parkway, St.
                                              Petersburg, Florida 33716
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 The dealer is responsible for opening your account and
                                              providing IDEX with your Taxpayer ID Number. The minimum
   (ICON)                                     order from an authorized dealer is $1,000 for all funds.
----------------------------------------------------------------------------------------------------------

 BY AUTOMATIC INVESTMENT PLAN                 Send your completed application, along with a check for your initial investment (if any), payable to Idex Investor
   (ICON)                                     Services, Inc., P.O. Box 9015, Clearwater, Florida
                                              33758-9015.
----------------------------------------------------------------------------------------------------------
                                              TO ADD TO YOUR EXISTING ACCOUNT
----------------------------------------------------------------------------------------------------------
 BY CHECK                                     Make your check payable to Idex Investor Services, Inc. and
   (ICON)                                     mail it to: P.O. Box 9015, Clearwater, FL 33758-9015; or,
                                              for overnight delivery: 570 Carillon Parkway, St.
                                              Petersburg, FL 33716. Third party checks, or checks endorsed to IDEX, will not be accepted. All checks must be made
                                              payable to Idex Investor Services, Inc. IDEX will not accept cashier's checks, money orders, traveler's checks or cash.
----------------------------------------------------------------------------------------------------------

 BY AUTOMATIC INVESTMENT PLAN                 With an Automatic Investment Plan (AIP), a level dollar
                                              amount is invested monthly and payment is deducted
   (ICON)                                     electronically from your bank account. Call or write IDEX
                                              Customer Service to establish an AIP.
----------------------------------------------------------------------------------------------------------
 BY TELEPHONE                                 The electronic funds transfer privilege must be established
   (ICON)                                     in advance, when you open your account, or by adding this
                                              feature to your existing account. Select "Electronic Bank
                                              Link" on the Application or write to the Fund. Funds can
                                              then be transferred electronically from your bank to the
                                              Fund. Call IDEX Customer Service to invest by phone, either through our automated IDEX InTouch(SM) system
                                              (1-888-233-IDEX (4339)), or by speaking directly with your representative. Shares will be purchased via electronic
                                              funds when the money is received by IDEX, usually 2-4
                                              business days after the request.
----------------------------------------------------------------------------------------------------------
 THROUGH AUTHORIZED DEALERS                   If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to
   (ICON)                                     place your order. The dealer's bank may charge you for a
                                              wire transfer. (The Fund currently does not charge for this service.) The Fund must receive your payment within three
                                              business days after your order is accepted.
----------------------------------------------------------------------------------------------------------
 BY THE INTERNET                              You may request a transfer of funds from your bank account
   (ICON)                                     to the Fund. Visit our website at www.idexfunds.com. Payment will be transferred from your bank account electronically.
                                              Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the
                                              request.
----------------------------------------------------------------------------------------------------------

 BY PAYROLL DEDUCTION                         You may have money transferred regularly from your payroll to your IDEX account. Please instruct your employer's
   (ICON)                                     payroll department to do so. Call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) to establish this deduction.
----------------------------------------------------------------------------------------------------------
 BY WIRE TRANSFER                             Request that your bank wire funds to the Fund. You must have an existing account to make a payment by wire transfer. Ask
   (ICON)                                     your bank to send your payment to:
                                                  Bank of America, NA, Tampa, FL, ABA# 063100277,
                                                  Credit: Idex Investor Services Acct #: 3601194554,
                                                  Ref: Shareholder name, IDEX fund and account numbers.
----------------------------------------------------------------------------------------------------------

          TO RECEIVE PAYMENT BY                              HOW TO REQUEST YOUR REDEMPTION
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT -- ACH                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify
   (ONLY FOR ACCOUNTS THAT ARE NOT            that this feature is in place on your account. Maximum
   QUALIFIED RETIREMENT PLANS)                amount per day is the lesser of your balance or $50,000.
   (ICON)                                     Request an "ACH redemption" in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
                                              person-to-person), or by internet access to your account.
                                              Payment should usually be received by your bank account 3-5 banking days after your request. The Fund does not charge
                                              for this payment option. Certain IRAs and Qualified Plans
                                              may not be eligible for ACH redemptions.
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT                               Call IDEX Customer Service (1-888-233-IDEX (4339)) to be
   (ELECTRONIC FUNDS TRANSFER-FEDERAL         sure this feature is in place on your account. Maximum
   FUNDS BANK WIRE)                           amount per day is the lesser of your available balance or
                                              $50,000 (with a minimum of $1,000). Request an "Expedited
   (ICON)                                     Wire Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account
                                              the next banking day after your request. The Fund charges
                                              $10 for this service. Your bank may charge a fee as well.
----------------------------------------------------------------------------------------------------------
 CHECK TO THE ADDRESS OF RECORD               WRITTEN REQUEST:
                                              Send a letter requesting a withdrawal to the Fund and
   (ICON)                                     include any share certificates you may have. Specify the
                                              fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services, P.O.
                                              Box 9015, Clearwater, FL 33758-9015. Attention: Redemptions.
                                              Be sure to include all account owners' signatures and any
                                              additional documents, as well as a signature guarantee(s) if required (see "How To Sell Shares").
                                              TELEPHONE OR INTERNET REQUEST:
                                              If your request is not required to be in writing (see "How
                                              To Sell Shares"), you may call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) and make your request using the
                                              automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the
                                              internet. Maximum amount per day is the lesser of your
                                              available balance or $50,000.
                                              For your protection, if an address change was made in the
                                              last 10 days, IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.
----------------------------------------------------------------------------------------------------------
 CHECK TO ANOTHER PARTY/ADDRESS               This request must be in writing, regardless of amount, with all account owners' signatures guaranteed. Mail to: Idex
   (ICON)                                     Investor Services, Inc., P.O. Box 9015, Clearwater, FL
                                              33758-9015. Attention: Redemptions.
----------------------------------------------------------------------------------------------------------
 PERIODIC AUTOMATIC PAYMENT                   You can establish a Systematic Withdrawal Plan (SWP) either
   (BY DIRECT DEPOSIT-ACH OR CHECK)           at the time you open your account or at a later date. Call
                                              IDEX Customer Service (1-888-233-IDEX (4339)) for
                                              assistance. You must have a minimum balance of $10,000 in
                                              your account.
----------------------------------------------------------------------------------------------------------
 BY EXCHANGE                                  You may request an exchange in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
   (ICON)                                     person-to-person), or by accessing your account through the internet.
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 You may redeem your shares through an authorized dealer.
                                              (They may impose a service charge.) Contact your Registered
   (ICON)                                     Representative or call IDEX Customer Service (1-888-233-IDEX
                                              (4339)) for assistance.
----------------------------------------------------------------------------------------------------------
 NOTE: Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.
----------------------------------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

The Fund offers four share classes, each with its own sales charge and expense structure. (An additional class, Class T, is offered through IDEX Janus Growth, but Class T shares are not available to new investors.) Also, effective March 1, 1999, shares that were designated as Class C shares became Class M shares. The Class M shares have an initial sales charge of 1.00% and a contingent deferred sales charge (CDSC) of 1.00% if you sell within 18 months of purchase. The sales charge and CDSC only apply to shares purchased after February 28, 1999.

The Fund began offering a new Class C share on November 1, 1999. This new Class C share has no initial or deferred sales charges. All shares that were designated as Class C shares prior to March 1, 1999, which then converted to Class M shares on that date, will continue as Class M shares.

The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 6 years) or Class C shares (if you plan to invest for a period of less than 6 years).

The Fund may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS A SHARES -- FRONT LOAD

With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) NOTE: You do not pay an initial sales charge on Class A IDEX Transamerica Money Market purchases.

If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC, unless they were purchased through a 401k plan.

Also, for 401k plans only, the Fund will treat Class A share purchases in an amount of less than $1 million that are sponsored by employers with 100 or more eligible employees as if such purchases were equal to an amount more than $1 million.

---------------------------------------------------------------------------------------------------------
                                                                                        CLASS T SHARES
  CLASS A SHARES -      CLASS B SHARES -     CLASS C SHARES -     CLASS M SHARES -      (CLOSED TO NEW
     FRONT LOAD             BACK LOAD           LEVEL LOAD           LEVEL LOAD           INVESTORS)
---------------------------------------------------------------------------------------------------------
- Initial sales        - No up-front sales  - No up-front sales  - Initial sales      - Initial sales
  charge of 5.50%        charge               charge             charge of 1.00%      charge of 8.50% or
  (except for IDEX                                                                      less
  Janus Flexible       - Deferred sales     - No deferred sales  - 12b-1
  Income, IDEX           charge of 5.00%      charge             distribution* and    - No 12b-1
  Transamerica           or less on shares                         service fees of      distribution and
  Conservative High-     you sell within 6  - 12b-1                0.90% per year       service fees
  Yield Bond, IDEX       years (see         distribution and       (except for the
  PIMCO Total Return,    deferred sales       service fees of      IDEX Federated     - Sales charge
  IDEX Transamerica      charge table         1.00%*               Tax Exempt, whose    percentage can be
  Convertible            below)                                    12b-1                reduced in the
  Securities and IDEX                       - No conversion to     distribution and     same four ways as
  Federated Tax        - 12b-1                Class A shares;      service fee is       Class A Shares
  Exempt which is      distribution and       expenses do not      0.60%)               (see Class A
  4.75%) or less         service fees of      decrease                                  Share Quantity
                         1.00%*                                  - Deferred sales       Discounts Table)
- no initial sales                                                 charge of 1.00%
  charge for IDEX      - Automatic                                 if you sell
  Transamerica Money     conversion to                             within 18 months
  Market                 Class A shares                            of purchase
                         after 8 years,
- Discounts of sales     reducing future                         - Automatic
  charge for larger      annual expenses                           conversion to
  investments (see                                                 Class A Shares
  Class A Share                                                    after 10 years,
  Quantity Discount                                                reducing future
  Table)                                                           annual expenses
- 12b-1 distribution
  and service fees of
  0.35%
- Lower annual
  expenses than Class
  B, C or M shares
  due to lower 12b-1
  distribution and
  service fees
---------------------------------------------------------------------------------------------------------

         *See the asset allocation funds for additional information regarding
          12b-1 fees.

CLASS B SHARES -- BACK LOAD

Class B shares are sold in amounts up to $250,000. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for six years or less, as described in the table below.

Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.
               CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES

                                            AS A % OF
                                          DOLLAR AMOUNT
                                           (SUBJECT TO
         YEAR AFTER PURCHASING               CHANGE)
-------------------------------------------------------
    First                                       5%
    Second                                      4%
    Third                                       3%
    Fourth                                      2%
    Fifth                                       1%
    Sixth                                       1%
    Seventh and Later                           0%

CLASS C SHARES -- LEVEL LOAD

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year. (Except for the asset allocation funds.)

CLASS M SHARES -- LEVEL LOAD

Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you will incur a CDSC of 1.00%.

Class M shares purchased on or after November 1, 1999 automatically convert to Class A shares after 10 years, lowering annual expenses from that time on.

CLASS T SHARES (IDEX JANUS GROWTH ONLY)

(Closed to new investors)

When you buy Class T shares of IDEX Janus Growth, you pay an up-front sales charge. You can reduce the sales charge percentage in the same four ways that are described under Class A shares. Class T shares are not subject to annual 12b-1 distribution and service fees.

You pay no sales charge when you redeem Class T shares. As with Class A shares, if you pay no up-front sales charge because you are purchasing $1 million or more of Class T shares, you will pay a deferred sales charge of 1.00% if you redeem any of those shares within the first 24 months after buying them, unless they were purchased through a qualified retirement plan. The charge is assessed on an amount equal to the lesser of the then current market value or the original cost of the shares being redeemed. No sales charge is imposed on net asset value above the initial purchase.

Waivers of the sales charges are granted under certain conditions. Persons eligible to buy Class T shares at NAV may not impose a sales charge when they re-sell those shares.

CONTINGENT DEFERRED SALES CHARGE

Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

CLASS A SALES CHARGE REDUCTIONS

You can lower the sales charge percentage in four ways:

- Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.

- The "right of accumulation" allows you to include your existing Class A Shares (or Class T shares of IDEX Janus Growth) as part of your current investments for sales charge purposes.

- A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.

- By investing as part of a qualified group.

                        CLASS A SHARE QUANTITY DISCOUNTS
               (ALL FUNDS EXCEPT IDEX JANUS FLEXIBLE INCOME, IDEX
                   TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND,
                   IDEX PIMCO TOTAL RETURN, IDEX TRANSAMERICA
    CONVERTIBLE SECURITIES, IDEX FEDERATED TAX EXEMPT AND IDEX TRANSAMERICA
                                 MONEY MARKET)

                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $50,000                      5.50%          5.82%
$50,000 to under $100,000          4.75%          4.99%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.75%          2.83%
$500,000 to under $1,000,000       2.00%          2.04%
$1,000,000 and over                0.00%          0.00%

                        CLASS A SHARE QUANTITY DISCOUNTS
                 (IDEX JANUS FLEXIBLE INCOME, IDEX TRANSAMERICA
                CONVERTIBLE SECURITIES, IDEX PIMCO TOTAL RETURN,
      IDEX TRANSAMERICA CONSERVATIVE HIGH-YIELD BOND & IDEX FEDERATED TAX
                                    EXEMPT)

                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $50,000                      4.75%          4.99%
$50,000 to under $100,000          4.00%          4.17%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.25%          2.30%
$500,000 to under $1,000,000       1.25%          1.27%
$1,000,000 and over                0.00%          0.00%

                        CLASS T SHARE QUANTITY DISCOUNTS
                              (IDEX JANUS GROWTH)

                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $10,000                      8.50%          9.29%
$10,000 to under $25,000           7.75%          8.40%
$25,000 to under $50,000           6.25%          6.67%
$50,000 to under $75,000           5.75%          6.10%
$75,000 to under $100,000          5.00%          5.26%
$100,000 to under $250,000         4.25%          4.44%
$250,000 to under $500,000         3.00%          3.09%
$500,000 to under $1,000,000       1.25%          1.27%
$1,000,000 and over                0.00%          0.00%

WAIVERS OF SALES CHARGES

 WAIVER OF CLASS A AND T SALES CHARGES

 Class A and Class T shares may be purchased without a sales charge by:


 - Current or former trustees, directors, officers, full-time employees or sales representatives of the Fund, IMI, ATFA, any of the sub-advisers or any of their affiliates



 - directors, officers, full-time employees and sales representatives of dealers having a sales agreement with ATFA.


 - any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.


 - "wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or ATFA.


 Persons eligible to buy Class A and Class T shares at NAV may not impose a sales charge when they re-sell those shares.
 ---------------------------------------------------------

 WAIVER OF CLASS A, CLASS B, CLASS M, AND CLASS T REDEMPTION CHARGES
 ---------------------------------------------------------

 You will not be assessed a sales charge for shares if you sell in the following situations

 - Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.

 - Following the total disability of the shareholder (as determined by the Social Security Administration -- applies only to shares held at the time the disability is determined).

 - On redemptions made under the Fund's systematic withdrawal plan (may not exceed 12% of the account value on the day the systematic withdrawal plan was established). NOTE: The amount redeemed under this waiver does not need to be under a systematic withdrawal plan. If it is not under a systematic withdrawal plan, it is limited to one redemption per calendar year up to 12% of your account balance at the time of redemption.

 - If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

                  THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK

PERFORMANCE INFORMATION

PERFORMANCE

IDEX may include quotations of a fund's total return or yield in advertisements, sales literature or reports to shareholders or to prospective investors. Total return and yield quotations for a fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.

YIELD

Yield quotations for a fund refer to the income generated by a hypothetical investment in the fund over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a fund held for a stated period of time as of a stated ending date. When a fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

SIMILAR SUB-ADVISER PERFORMANCE

A fund may disclose to shareholders or to prospective investors the total returns of an existing SEC-registered fund that is managed by the fund's sub-adviser and that has investment objectives, policies, and strategies substantially similar to those of such fund (a "Similar Sub-Adviser Fund"). A Similar Sub-Adviser Fund generally means there are no material differences in objective, policies or strategies.

ALTHOUGH THE SIMILAR SUB-ADVISER FUNDS HAVE SUBSTANTIALLY SIMILAR INVESTMENT OBJECTIVES, POLICIES, AND STRATEGIES AS THE DESIGNATED FUND, YOU SHOULD NOT ASSUME THAT THE SIMILAR SUB-ADVISER FUND WILL HAVE THE SAME FUTURE PERFORMANCE AS THE FUNDS WHOSE TOTAL RETURNS ARE SHOWN DUE TO DIFFERENCES IN CASH FLOW, TIMING OF INVESTMENTS, AND OTHER REASONS. Each fund's future performance may be greater or lesser than the historical performance of the corresponding Similar Sub-Adviser Fund. Past performance is not indicative of future performance. THERE CAN BE NO ASSURANCE, AND NO REPRESENTATION IS MADE, THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO ANY OF THE FUTURE RESULTS OF THE SIMILAR SUB-ADVISER FUNDS OR ANY OTHER FUND MANAGED BY ATFA OR ANY OF THE SUB-ADVISERS.

The table below sets forth certain funds of IDEX and, for each fund's respective Similar Sub-Adviser Fund, the Similar Sub-Adviser Fund's inception date, asset size, and the average total returns for one, five and ten year period (or life of the Similar Sub-Adviser Fund, if shorter) ended December 31, 2001.

The figures included show the actual investment performance of the Similar Sub-Adviser Fund. Those returns have been recalculated to show you a hypothetical return for the Similar Sub-Adviser Fund if the fund was subject to the IDEX expense structure for IDEX Class A shares. You should note that the performance of the Similar Sub-Adviser Funds does not reflect the historical performance of any IDEX funds.

INFORMATION AS OF 12/31/01:

                                                                                                       SIMILAR FUND:
                                                                                             ---------------------------------
                                                                                                                 TOTAL ASSETS
                                                                                                INCEPTION        (APPROXIMATE)
IDEX FUND                                            SIMILAR SUB-ADVISER FUND                      DATE           (12/31/01)
---------                                            ------------------------                ----------------    -------------
 IDEX American Century Income & Growth   American Century Income & Growth(1)(2)              12/17/90                4.5 B
                                                                                             Investor Class

 IDEX American Century International     American Century International Growth(1)(2)         5/3/91                  3.3 B
                                                                                             Investor Class
 IDEX Gabelli Global Growth              Gabelli Global Growth Fund(1)(2)                    2/7/94                192.4 M
                                                                                             Class AAA

 IDEX Goldman Sachs Growth               Goldman Sachs Capital Growth Fund(1)(4)             4/20/90                 2.0 B
                                                                                             Class A
 IDEX Isabelle Small Cap Value           ICM/Isabelle Small Cap Value Fund(1)(2)             3/9/98                 87.5 M
                                                                                             Investment Class

 IDEX Janus Growth & Income              Janus Growth & Income(1)(2)                         5/15/91                 7.1 B
 IDEX Jennison Equity Opportunity        Jennison Equity Opportunity(1)(8)                   11/7/96               813.1 M
                                                                                             Class A

 IDEX PBHG Mid Cap Growth                PBHG Growth II Portfolio(1)(2)(7)                   4/30/97               464.7 M
 IDEX PBHG Technology & Communications   PBHG Technology & Communications Fund(1)(2)(6)      9/29/95               658.4 M

 IDEX PIMCO Total Return                 PIMCO Total Return(1)(9)                            5/11/87                 4.4 B
                                                                                             Class A
 IDEX Salomon All Cap                    Salomon Capital Fund(1)(5)                          12/17/76              222.2 M
                                                                                             Class O

 IDEX T. Rowe Price Health Sciences      T. Rowe Price Health Sciences(1)(2)(3)              12/29/95              960.8 M
 IDEX T. Rowe Price Small Cap            T. Rowe Price Diversified Small-Cap Growth          1/15/98               692.1 M
                                         Fund(1)(2)(3)

 IDEX T. Rowe Price Tax-Efficient        T. Rowe Price Tax-Efficient Growth(1)(2)(3)         7/30/99                76.7 M
   Growth
 IDEX Transamerica Equity                Transamerica Premier Equity Fund(1)(2)              10/2/95               154.0 M
                                                                                             Investor Class

 IDEX Transamerica Growth Opportunities  Transamerica Premier Small Company Fund(1)(2)       7/1/97                132.9 M
                                                                                             Investor Class

------------------------
 * The hypothetical returns are included to show you what your return would have been for the Similar Sub-Adviser Fund if the IDEX Class A fee structure with a 5.5% front-end sales load was applied to the Similar Sub-Adviser Fund. The IDEX hypothetical returns were calculated by taking the gross returns of the Similar Sub-Adviser Fund and deducting the fees and expenses of the IDEX Fund and the 5.5% front-end sales load. Actual and IDEX Hypothetical return figures include reinvestment of dividends and other earnings. Performance reflects fee waivers in effect. In their absence, performance would be reduced. Investment return and principal value will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.
(1) The IDEX Funds are separate and distinct from the Similar Sub-Adviser Fund. They will have different holdings and their performance will vary. The above performance for each Similar Sub-Adviser Fund is not the performance of the IDEX Fund and should neither be considered indicative of the future performance of the IDEX Fund nor a substitute for the performance of the IDEX Fund.
(2) The T. Rowe Price Tax-Efficient Fund, PBHG Growth II Portfolio, PBHG Technology & Communications Fund, T. Rowe Price Diversified Small-Cap Growth Fund, Transamerica Premier Equity Fund, Transamerica Premier Small Company Fund, Gabelli Global Growth Fund, American Century Income & Growth (Investor Class), American Century International Growth (Investor Class),
     T. Rowe Price Health Sciences, Janus Growth & Income and ICM/Isabelle Small Cap Value Fund do not have sales loads.

INFORMATION AS OF 12/31/01:

                                                            10 YEARS
                                                               OR
                                                        SINCE INCEPTION
          1 YEAR                   5 YEAR           (IF LESS THAN 10 YEARS)
  ----------------------   ----------------------   ------------------------
               IDEX                     IDEX                       IDEX
  ACTUAL   HYPOTHETICAL*   ACTUAL   HYPOTHETICAL*   ACTUAL    HYPOTHETICAL*
  ------   -------------   ------   -------------   ------    -------------
  (8.61)%     (14.74)%     10.59%        8.51%       12.83%        11.68%

  (26.79)%    (31.52)%      7.83%        6.09%       10.27%        10.23%
  (24.15)%    (28.32)%     11.64%        8.73%       11.47%        10.77%

  (15.25)%    (20.18)%     12.51%       11.03%       14.39%        13.11%
   8.83%        2.67%         NA           NA         5.15%         3.60%

  (14.36)%    (20.09)%     15.81%       13.90%       14.36%        13.06%
  11.29%        4.58%      18.25%       16.68        18.52%        16.99%

  (40.47)%    (44.39)%        NA           NA         2.91%         1.09%
  (52.38)%    (55.66)%      3.72%        1.82%       13.02%        11.57%

   8.99%        2.65%       7.61%        5.61%        7.98%         6.32%
   2.01%       (4.10)%     18.70%       17.10%       16.13%        14.38%

  (5.97)%     (12.02)%     17.69%       28.42%       19.13%        27.26%
  (9.81)%     (15.24)%        NA           NA         3.21%         1.27%

  (15.54)%    (20.86)%        NA           NA        (2.26)%       (5.23)%
  (17.62)%    (22.54)%     12.66%       11.14%       14.26%        12.94%

  (22.07)%    (26.68)%        NA           NA        22.14%        20.41%

------------------------
(3) The Actual returns were calculated net of the fees and expenses for the T. Rowe Price Funds. The IDEX Hypothetical return figures were calculated by taking the gross return number, and then deducting IDEX net operating expenses of 1.55%. Actual and IDEX Hypothetical return figures include changes in principal value, reinvested dividends, and capital gain distributions. Investment return and principal value will vary, and shares may be worth more or less at redemption than at original purchase. The Actual and IDEX Hypothetical returns are annualized, and returns of the T. Rowe Price Diversified Small-Cap Growth Fund and Tax-Efficient Growth Fund reflect past and present expense limitations, which increased the fund's total return.
(4) Total returns are for Class A shares of the Goldman Sachs Capital Growth Fund. The Fund also offers Class B and Class C shares with different sales loads. Calculating total returns with those sales loads may have resulted in lower total returns.
(5) Total returns are for Class O shares of Salomon Capital Fund which does not have a sales load. The fund also has classes A, B, Y and 2 shares which have different expenses. Calculating total returns with these classes would result in lower total fees.
(6) Prior to November 2, 1999, the PBHG Technology & Communications Fund was diversified and did not concentrate its investments in one or more industries within the technology and communications sectors. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.
(7)  The PBHG Growth II Portfolio is a variable product investment portfolio.
(8) Jennison Equity Opportunity Class A has a 5.00% front-end sales load. The fund also has other classes with different fees and expenses.
(9) PIMCO Total Return has a 4.5% sales load on Class A shares. It also offers other classes with different fees and expenses.

DISTRIBUTION ARRANGEMENTS

(QUESTION MARK ICON)
       (DOLLAR SIGN ICON)
               UNDERWRITING
               AGREEMENT

The Fund has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The funds pay AFSG, or its agent, fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG, or its agent, reallows or pays to brokers or dealers who sold them 0.25% of the average daily net assets of those shares. In the case of Class C or M shares, AFSG or its agent reallows its entire fee to those sellers.

(DOLLAR SIGN ICON)
        DISTRIBUTION PLANS

The Fund has adopted a 12b-1 Plan for each class of shares in each fund in the series. (See the asset allocation funds for special 12b-1 fees for those funds.)

DISTRIBUTION OF CLASS A SHARES. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS M SHARES. The fees paid to AFSG for these shares may go as high as the Class B and C shares fees, but the total annual fee may not exceed 0.90% of the average daily net assets of the funds.

CLASS T SHARES (IDEX JANUS GROWTH ONLY). This class of shares does not have a 12b-1 Plan of Distribution, and is closed to new shareholders.

THE EFFECT OF RULE 12b-1. Because the funds have 12b-1 Plans, even though Class B and C shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares. For a complete description of the funds' 12b-1 Plans, see the SAI.

                  THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

The Financial Highlights table is intended to help you to understand each fund's performance for as long as it has been operating, or for five years, whichever is shorter. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the fund for the period shown, assuming reinvestment of all dividends and distributions. This information through October 31, 2001 has been derived from financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the 2001 Annual Report, which is available to you upon request.

                                                                          INVESTMENT OPERATIONS
                                                               -------------------------------------------
                                                   NET ASSET
                                 YEAR OR            VALUE,          NET         NET REALIZED
                                  PERIOD           BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED            OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------------
IDEX TRANSAMERICA       Class A  10/31/01(8)        $ 9.24         $0.72           $ 0.01         $0.73
CONSERVATIVE HIGH-               10/31/00(3)          9.67          0.69            (0.37)         0.32
YIELD BOND                       10/31/99            10.43          0.65            (0.54)         0.11
(FORMERLY,                       10/31/98            10.96          0.69            (0.30)         0.39
IDEX AEGON                       10/31/97            10.61          0.76             0.44          1.20
INCOME PLUS)
                      ------------------------------------------------------------------------------------
                                 10/31/01(8)          9.24          0.57             0.10          0.67
                        Class B
                                 10/31/00(3)          9.67          0.63            (0.37)         0.26
                                 10/31/99            10.42          0.59            (0.54)         0.05
                                 10/31/98            10.96          0.61            (0.30)         0.31
                                 10/31/97            10.61          0.69             0.44          1.13
                      ------------------------------------------------------------------------------------
                                 10/31/01(8)          9.24          0.52             0.15          0.67
                        Class C
                                 10/31/00(2)(3)       9.67          0.63            (0.37)         0.26
                      ------------------------------------------------------------------------------------
                                 10/31/01(8)          9.24          0.63             0.05          0.68
                        Class M
                                 10/31/00(3)          9.67          0.64            (0.37)         0.27
                                 10/31/99(2)         10.42          0.60            (0.54)         0.06
                                 10/31/98            10.96          0.62            (0.30)         0.32
                                 10/31/97            10.61          0.70             0.44          1.14
----------------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX TRANSAMERICA        $(0.71)     $   --       $(0.71)
CONSERVATIVE HIGH-        (0.69)      (0.06)       (0.75)
YIELD BOND                (0.67)      (0.20)       (0.87)
(FORMERLY,                (0.70)      (0.22)       (0.92)
IDEX AEGON                (0.75)      (0.10)       (0.85)
INCOME PLUS)           -------------------------------------
                          (0.65)         --        (0.65)
                          (0.63)      (0.06)       (0.69)
                          (0.60)      (0.20)       (0.80)
                          (0.63)      (0.22)       (0.85)
                          (0.68)      (0.10)       (0.78)
                       -------------------------------------
                          (0.65)         --        (0.65)
                          (0.63)      (0.06)       (0.69)
                       -------------------------------------
                          (0.66)         --        (0.66)
                          (0.64)      (0.06)       (0.70)
                          (0.61)      (0.20)       (0.81)
                          (0.64)      (0.22)       (0.86)
                          (0.69)      (0.10)       (0.79)
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)    NET INVESTMENT
          NET ASSET                 NET ASSETS,     ------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                   TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS       GROSS     NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $ 9.26        8.12%       $50,755             1.41%       1.41%          7.35%          16.01%
              9.24        3.37         49,259             1.36        1.36           7.34           11.37
              9.67        1.09         59,082             1.38        1.38           6.41           26.95
             10.43        3.54         63,494             1.24        1.24           6.38           53.09
             10.96       11.86         65,612             1.27        1.27           7.14           62.28
-----------------------------------------------------------------------------------------------------------
              9.26        7.45         35,471             2.06        2.06           6.70           16.01
              9.24        2.74         13,808             2.01        2.01           6.69           11.37
              9.67        0.38         12,930             2.03        2.03           5.76           26.95
             10.42        2.87          5,041             1.89        1.89           5.73           53.09
             10.96       11.10          1,761             1.92        1.92           6.49           62.28
-----------------------------------------------------------------------------------------------------------
              9.26        7.45          8,267             1.97        2.06           6.70           16.01
              9.24        2.74          1,025             2.01        2.01           6.69           11.37
-----------------------------------------------------------------------------------------------------------
              9.26        7.56          8,005             1.96        1.96           6.80           16.01
              9.24        2.84          4,319             1.91        1.91           6.79           11.37
              9.67        0.54          5,515             1.93        1.93           5.86           26.95
             10.42        2.97          4,073             1.79        1.79           5.83           53.09
             10.96       11.22          3,480             1.82        1.82           6.59           62.28
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------
IDEX ALGER              Class A  10/31/01(8)  $32.07        $(0.13)         $(11.09)       $(11.22)
AGGRESSIVE GROWTH                10/31/00      33.05         (0.13)            2.15           2.02
                                 10/31/99      22.24          0.17            11.82          11.99
                                 10/31/98      18.77          0.03             4.02           4.05
                                 10/31/97      15.70          0.05             3.69           3.74
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   31.23         (0.29)          (10.82)        (11.11)
                                 10/31/00      32.44         (0.36)            2.15           1.79
                                 10/31/99      21.93         (0.13)           11.82          11.69
                                 10/31/98      18.58         (0.09)            4.02           3.93
                                 10/31/97      15.58         (0.02)            3.69           3.67
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   31.23         (0.31)          (10.80)        (11.11)
                                 10/31/00(2)   32.44         (0.36)            2.15           1.79
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   31.36         (0.27)          (10.86)        (11.13)
                                 10/31/00      32.53         (0.32)            2.15           1.83
                                 10/31/99(2)   21.98         (0.09)           11.82          11.73
                                 10/31/98      18.61         (0.07)            4.02           3.95
                                 10/31/97      15.60         (0.01)            3.69           3.68
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX ALGER                 $--       $(0.64)      $(0.64)
AGGRESSIVE GROWTH          --         (3.00)       (3.00)
                           --         (1.18)       (1.18)
                           --         (0.58)       (0.58)
                           --         (0.67)       (0.67)
                       -------------------------------------
                           --         (0.64)       (0.64)
                           --         (3.00)       (3.00)
                           --         (1.18)       (1.18)
                           --         (0.58)       (0.58)
                           --         (0.67)       (0.67)
                       -------------------------------------
                           --         (0.64)       (0.64)
                           --         (3.00)       (3.00)
                       -------------------------------------
                           --         (0.64)       (0.64)
                           --         (3.00)       (3.00)
                           --         (1.18)       (1.18)
                           --         (0.58)       (0.58)
                           --         (0.67)       (0.67)
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $20.21       (35.56)%     $104,660            1.55%        1.88%          (0.56)%       104.50%
             32.07         4.81        164,730            1.55         1.77           (0.94)        107.81
             33.05        55.49        100,078            1.61         1.90           (1.15)         96.25
             22.24        22.48         46,413            1.85         2.18           (1.11)        142.08
             18.77        24.71         31,260            1.85         2.44           (1.07)        120.96
------------------------------------------------------------------------------------------------------------
             19.48       (36.17)        71,834            2.20         2.53           (1.21)        104.50
             31.23         4.13        115,689            2.20         2.42           (1.59)        107.81
             32.44        54.88         47,399            2.26         2.55           (1.80)         96.25
             21.93        22.04         10,564            2.50         2.83           (1.76)        142.08
             18.58        24.47          4,880            2.50         3.09           (1.71)        120.96
------------------------------------------------------------------------------------------------------------
             19.48       (36.17)        10,545            2.20         2.53           (1.21)        104.50
             31.23         4.13         16,586            2.20         2.42           (1.59)        107.81
------------------------------------------------------------------------------------------------------------
             19.59       (36.08)        18,146            2.10         2.43           (1.11)        104.50
             31.36         4.24         33,223            2.10         2.32           (1.49)        107.81
             32.53        54.97         18,538            2.16         2.45           (1.70)         96.25
             21.98        22.11          5,573            2.40         2.73           (1.66)        142.08
             18.61        24.50          3,468            2.40         2.99           (1.62)        120.96
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX FEDERATED
TAX EXEMPT              Class A  10/31/01(8)  $10.91        $ 0.40           $ 0.56         $ 0.96
                                 10/31/00(3)   10.60          0.44             0.42           0.86
                                 10/31/99      11.94          0.44            (1.14)         (0.70)
                                 10/31/98      11.75          0.48             0.34           0.82
                                 10/31/97      11.40          0.53             0.43           0.96
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   10.90          0.34             0.56           0.90
                                 10/31/00(3)   10.59          0.37             0.42           0.79
                                 10/31/99      11.94          0.35            (1.14)         (0.79)
                                 10/31/98      11.74          0.41             0.34           0.75
                                 10/31/97      11.40          0.44             0.43           0.87
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.90          0.65             0.25           0.90
                                 10/31/00(2)(3)   10.59       0.37             0.42           0.79
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.91          0.40             0.53           0.93
                                 10/31/00(3)   10.59          0.42             0.42           0.84
                                 10/31/99(2)   11.94          0.39            (1.14)         (0.75)
                                 10/31/98      11.75          0.45             0.34           0.79
                                 10/31/97      11.40          0.50             0.43           0.93
----------------------------------------------------------------------------------------------------

IDEX GABELLI
GLOBAL GROWTH           Class A  10/31/01(8)   10.06          0.03            (3.27)         (3.24)
                                 10/31/00      10.00          0.03             0.03           0.06
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   10.05         (0.04)           (3.27)         (3.31)
                                 10/31/00      10.00          0.02             0.03           0.05
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.05         (0.04)           (3.27)         (3.31)
                                 10/31/00      10.00          0.02             0.03           0.05
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.05         (0.03)           (3.27)         (3.30)
                                 10/31/00      10.00          0.02             0.03           0.05
----------------------------------------------------------------------------------------------------

IDEX AMERICAN CENTURY
INCOME & GROWTH
(FORMERLY, IDEX GE
U.S. EQUITY)            Class A  10/31/01(8)   10.83         (0.03)           (2.01)         (2.04)
                                 10/31/00      10.00            --             0.83           0.83
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   10.79         (0.10)           (2.00)         (2.10)
                                 10/31/00      10.00         (0.04)            0.83           0.79
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.79         (0.08)           (2.02)         (2.10)
                                 10/31/00      10.00         (0.04)            0.83           0.79
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.79         (0.09)           (1.99)         (2.08)
                                 10/31/00      10.00         (0.04)            0.83           0.79
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX FEDERATED
TAX EXEMPT               $(0.43)     $   --       $(0.43)
                          (0.44)      (0.11)       (0.55)
                          (0.44)      (0.20)       (0.64)
                          (0.48)      (0.15)       (0.63)
                          (0.53)      (0.08)       (0.61)
                       -------------------------------------
                          (0.36)         --        (0.36)
                          (0.37)      (0.11)       (0.48)
                          (0.36)      (0.20)       (0.56)
                          (0.40)      (0.15)       (0.55)
                          (0.45)      (0.08)       (0.53)
                       -------------------------------------
                          (0.36)         --        (0.36)
                          (0.37)      (0.11)       (0.48)
                       -------------------------------------
                          (0.40)         --        (0.40)
                          (0.41)      (0.11)       (0.52)
                          (0.40)      (0.20)       (0.60)
                          (0.45)      (0.15)       (0.60)
                          (0.50)      (0.08)       (0.58)
---------------------
IDEX GABELLI
GLOBAL GROWTH             (0.04)         --        (0.04)
                             --          --           --
                       -------------------------------------
                          (0.02)         --        (0.02)
                             --          --           --
                       -------------------------------------
                          (0.02)         --        (0.02)
                             --          --           --
                       -------------------------------------
                          (0.02)         --        (0.02)
                             --          --           --
---------------------
IDEX AMERICAN CENTURY
INCOME & GROWTH
(FORMERLY, IDEX GE
U.S. EQUITY)                 --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)    NET INVESTMENT
          NET ASSET                 NET ASSETS,     ------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                   TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS       GROSS     NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $11.44         8.99%      $23,190             1.35%       1.48%           3.80%         34.89%
             10.91         8.38        16,999             1.35        1.68            4.14          67.32
             10.60        (6.23)       20,996             1.35        1.50            3.83          35.97
             11.94         7.19        22,313             1.23        1.27            4.08          42.42
             11.75         8.68        23,320             1.00        1.63            4.60          71.29
-----------------------------------------------------------------------------------------------------------
             11.44         8.32         6,276             2.00        2.13            3.15          34.89
             10.90         7.72         1,728             2.00        2.33            3.49          67.32
             10.59        (6.89)        1,253             2.00        2.15            3.18          35.97
             11.94         6.50           654             1.88        1.92            3.43          42.42
             11.74         7.93           377             1.65        2.28            3.95          71.29
-----------------------------------------------------------------------------------------------------------
             11.44         8.32         1,636             2.00        2.13            3.15          34.89
             10.90         7.72           195             2.00        2.33            3.49          67.32
-----------------------------------------------------------------------------------------------------------
             11.44         8.73         2,413             1.60        1.73            3.55          34.89
             10.91         8.13         2,014             1.60        1.93            3.89          67.32
             10.59        (6.56)        2,193             1.60        1.75            3.58          35.97
             11.94         6.92         1,607             1.48        1.52            3.83          42.42
             11.75         8.39           921             1.25        1.88            4.35          71.29
-----------------------------------------------------------------------------------------------------------
              6.78       (32.37)       16,107             1.75        2.18            0.28          44.96
             10.06         0.61         4,488             1.75        7.22            3.22             --
-----------------------------------------------------------------------------------------------------------
              6.72       (32.95)       20,536             2.40        2.83           (0.37)         44.96
             10.05         0.52         6,558             2.40        7.87            2.57             --
-----------------------------------------------------------------------------------------------------------
              6.72       (32.95)        8,818             2.40        2.83           (0.37)         44.96
             10.05         0.52         7,468             2.40        7.87            2.57             --
-----------------------------------------------------------------------------------------------------------
              6.73       (32.86)        3,935             2.30        2.73           (0.27)         44.96
             10.05         0.54         2,240             2.30        7.77            2.67             --
-----------------------------------------------------------------------------------------------------------
              8.79       (18.80)        5,183             1.55        2.49           (0.28)        113.05
             10.83         8.30         2,974             1.55        6.85           (0.42)        110.96
-----------------------------------------------------------------------------------------------------------
              8.69       (19.41)       11,623             2.20        3.14           (0.93)        113.05
             10.79         7.86         3,635             2.20        7.50           (1.07)        110.96
-----------------------------------------------------------------------------------------------------------
              8.69       (19.41)        3,985             2.20        3.14           (0.93)        113.05
             10.79         7.86         2,077             2.20        7.50           (1.07)        110.96
-----------------------------------------------------------------------------------------------------------
              8.71       (19.32)        2,110             2.10        3.04           (0.83)        113.05
             10.79         7.93           741             2.10        7.40           (0.97)        110.96
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX GOLDMAN SACHS
GROWTH                  Class A  10/31/01(8)  $12.54        $(0.05)          $(3.25)        $(3.30)
                                 10/31/00      11.40          0.02             1.15           1.17
                                 10/31/99      10.00          0.03             1.37           1.40
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   12.41         (0.11)           (3.24)         (3.35)
                                 10/31/00      11.35         (0.06)            1.15           1.09
                                 10/31/99      10.00         (0.02)            1.37           1.35
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   12.41         (0.12)           (3.23)         (3.35)
                                 10/31/00      11.35         (0.06)            1.15           1.09
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   12.43         (0.11)           (3.23)         (3.34)
                                 10/31/00      11.36         (0.05)            1.15           1.10
                                 10/31/99      10.00         (0.01)            1.37           1.36
----------------------------------------------------------------------------------------------------

IDEX GREAT COMPANIES-
AMERICA(SM)             Class A  10/31/01(8)   10.58         (0.02)           (1.60)         (1.62)
                                 10/31/00      10.00            --             0.58           0.58
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   10.56         (0.08)           (1.61)         (1.69)
                                 10/31/00      10.00         (0.02)            0.58           0.56
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.56         (0.08)           (1.61)         (1.69)
                                 10/31/00      10.00         (0.02)            0.58           0.56
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.56         (0.08)           (1.59)         (1.67)
                                 10/31/00      10.00         (0.02)            0.58           0.56
----------------------------------------------------------------------------------------------------

IDEX GREAT COMPANIES-
GLOBAL(2)               Class A  10/31/01(8)    9.81         (0.03)           (3.10)         (3.13)
                                 10/31/00      10.00            --            (0.19)         (0.19)
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)    9.80         (0.08)           (3.10)         (3.18)
                                 10/31/00      10.00         (0.01)           (0.19)         (0.20)
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)    9.80         (0.09)           (3.09)         (3.18)
                                 10/31/00      10.00         (0.01)           (0.19)         (0.20)
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)    9.80         (0.08)           (3.09)         (3.17)
                                 10/31/00      10.00         (0.01)           (0.19)         (0.20)
----------------------------------------------------------------------------------------------------

IDEX GREAT COMPANIES-
TECHNOLOGY(SM)          Class A  10/31/01(8)    7.93         (0.06)           (4.24)         (4.30)
                                 10/31/00      10.00            --            (2.07)         (2.07)
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)    7.91         (0.10)           (4.23)         (4.33)
                                 10/31/00      10.00         (0.02)           (2.07)         (2.09)
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)    7.91         (0.09)           (4.24)         (4.33)
                                 10/31/00      10.00         (0.02)           (2.07)         (2.09)
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)    7.92         (0.09)           (4.24)         (4.33)
                                 10/31/00      10.00         (0.01)           (2.07)         (2.08)
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX GOLDMAN SACHS
GROWTH                    $--        $(0.14)      $(0.14)
                           --         (0.03)       (0.03)
                           --            --           --
                       -------------------------------------
                           --         (0.14)       (0.14)
                           --         (0.03)       (0.03)
                           --            --           --
                       -------------------------------------
                           --         (0.14)       (0.14)
                           --         (0.03)       (0.03)
                       -------------------------------------
                           --         (0.14)       (0.14)
                           --         (0.03)       (0.03)
                           --            --           --
---------------------
IDEX GREAT COMPANIES-
AMERICA(SM)                --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
---------------------
IDEX GREAT COMPANIES-
GLOBAL(2)                  --         (0.03)       (0.03)
                           --            --           --
                       -------------------------------------
                           --         (0.03)       (0.03)
                           --            --           --
                       -------------------------------------
                           --         (0.03)       (0.03)
                           --            --           --
                       -------------------------------------
                           --         (0.03)       (0.03)
                           --            --           --
---------------------
IDEX GREAT COMPANIES-
TECHNOLOGY(SM)             --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 9.10       (26.63)%     $ 7,361             1.55%        2.03%          (0.43)%        14.72%
             12.54        10.29         6,587             1.55         2.53           (0.47)         25.10
             11.40        13.97         1,978             1.55         7.65           (0.55)         21.91
------------------------------------------------------------------------------------------------------------
              8.92       (27.25)       15,081             2.20         2.68           (1.08)         14.72
             12.41         9.54         7,908             2.20         3.18           (1.12)         25.10
             11.35        13.54         2,261             2.20         8.30           (1.20)         21.91
------------------------------------------------------------------------------------------------------------
              8.92       (27.25)        4,719             2.20         2.68           (1.08)         14.72
             12.41         9.54         6,484             2.20         3.18           (1.12)         25.10
------------------------------------------------------------------------------------------------------------
              8.95       (27.15)        3,201             2.10         2.58           (0.98)         14.72
             12.43         9.65         2,976             2.10         3.08           (1.02)         25.10
             11.36        13.61           748             2.10         8.20           (1.10)         21.91
------------------------------------------------------------------------------------------------------------
              8.96       (15.35)       38,345             1.55         1.78           (0.18)         64.93
             10.58         5.81        13,377             1.55         3.38           (0.08)          2.11
------------------------------------------------------------------------------------------------------------
              8.87       (15.98)       40,769             2.20         2.43           (0.83)         64.93
             10.56         5.62         7,839             2.20         4.03           (0.73)          2.11
------------------------------------------------------------------------------------------------------------
              8.87       (15.98)       11,953             2.20         2.43           (0.83)         64.93
             10.56         5.62         2,875             2.20         4.03           (0.73)          2.11
------------------------------------------------------------------------------------------------------------
              8.89       (15.88)        7,296             2.10         2.33           (0.73)         64.93
             10.56         5.65         1,744             2.10         3.93           (0.63)          2.11
------------------------------------------------------------------------------------------------------------
              6.65       (31.99)        5,294             1.55         3.26           (0.37)         80.16
              9.81        (1.92)        2,173             1.55        25.34           (0.52)         15.15
------------------------------------------------------------------------------------------------------------
              6.59       (32.57)        3,400             2.20         3.91           (1.02)         80.16
              9.80        (2.01)          582             2.20        25.99           (1.17)         15.15
------------------------------------------------------------------------------------------------------------
              6.59       (32.57)        1,112             2.20         3.91           (1.02)         80.16
              9.80        (2.01)          353             2.20        25.99           (1.17)         15.15
------------------------------------------------------------------------------------------------------------
              6.60       (32.48)          813             2.10         3.81           (0.92)         80.16
              9.80        (1.99)          833             2.10        25.89           (1.07)         15.15
------------------------------------------------------------------------------------------------------------
              3.63       (54.26)        7,106             1.55         2.68           (1.04)         57.85
              7.93       (20.66)        6,322             1.55         5.55           (0.64)         11.25
------------------------------------------------------------------------------------------------------------
              3.58       (54.80)        5,938             2.20         3.33           (1.69)         57.85
              7.91       (20.86)        3,295             2.20         6.20           (1.29)         11.25
------------------------------------------------------------------------------------------------------------
              3.58       (54.80)        1,683             2.20         3.33           (1.69)         57.85
              7.91       (20.86)        1,443             2.20         6.20           (1.29)         11.25
------------------------------------------------------------------------------------------------------------
              3.59       (54.71)        1,510             2.10         3.23           (1.59)         57.85
              7.92       (20.83)          710             2.10         6.10           (1.19)         11.25
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------
IDEX AMERICAN CENTURY   Class A  10/31/01(8)  $12.76        $ 0.05           $(3.05)        $(3.00)
INTERNATIONAL (PRIOR
TO MARCH 1,
2002 -- IDEX
INTERNATIONAL EQUITY)

                                 10/31/00      12.85          0.05             0.35           0.40
                                 10/31/99      10.77          0.03             2.05           2.08
                                 10/31/98(3)   10.57          0.07             0.20           0.27
                                 10/31/97      10.00          0.07             0.50           0.57
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   12.53         (0.02)           (2.98)         (3.00)
                                 10/31/00      12.70         (0.03)            0.35           0.32
                                 10/31/99      10.71         (0.06)            2.05           1.99
                                 10/31/98(3)   10.52            --             0.20           0.20
                                 10/31/97      10.00          0.02             0.50           0.52
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   12.53         (0.02)           (2.98)         (3.00)
                                 10/31/00(2)   12.70         (0.03)            0.35           0.32
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   12.57         (0.01)           (3.00)         (3.01)
                                 10/31/00      12.73         (0.02)            0.35           0.33
                                 10/31/99(2)   10.72         (0.04)            2.05           2.01
                                 10/31/98(3)   10.53          0.01             0.20           0.21
                                 10/31/97      10.00          0.03             0.50           0.53
----------------------------------------------------------------------------------------------------
IDEX ISABELLE           Class A  10/31/01(8)   10.00         (0.02)            0.14           0.12
                      ------------------------------------------------------------------------------
SMALL CAP VALUE         Class B  10/31/01(8)   10.00         (0.05)            0.13           0.08
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.00         (0.05)            0.13           0.08
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.00         (0.06)            0.15           0.09
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX AMERICAN CENTURY    $   --      $(1.38)      $(1.38)
INTERNATIONAL (PRIOR
TO MARCH 1,
2002 -- IDEX
INTERNATIONAL EQUITY)
                             --       (0.49)       (0.49)
                             --          --           --
                          (0.07)         --        (0.07)
                             --          --           --
                       -------------------------------------
                             --       (1.38)       (1.38)
                             --       (0.49)       (0.49)
                             --          --           --
                          (0.01)         --        (0.01)
                             --          --           --
                       -------------------------------------
                             --       (1.38)       (1.38)
                             --       (0.49)       (0.49)
                       -------------------------------------
                             --       (1.38)       (1.38)
                             --       (0.49)       (0.49)
                             --          --           --
                          (0.02)         --        (0.02)
                             --          --           --
---------------------
IDEX ISABELLE                --          --           --
                       -------------------------------------
SMALL CAP VALUE              --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 8.38       (26.43)%      $5,209             1.55%        2.77%           0.47%        128.78%
             12.76         2.74         6,977             1.62         3.56            0.09         108.37
             12.85        19.12         4,902             1.90         3.53           (0.16)         71.70
             10.77         2.58         4,981             2.03         4.22           (0.21)         50.01
             10.57         5.70         3,076             1.70         8.93            0.19          21.85
------------------------------------------------------------------------------------------------------------
              8.15       (26.96)        5,003             2.20         3.42           (0.18)        128.78
             12.53         2.09         4,407             2.27         4.21           (0.56)        108.37
             12.70        18.45         1,527             2.55         4.18           (0.81)         71.70
             10.71         1.89         1,198             2.68         4.87           (0.86)         50.01
             10.52         5.20           589             2.35         9.58           (0.45)         21.85
------------------------------------------------------------------------------------------------------------
              8.15       (26.96)          938             2.20         3.42           (0.18)        128.78
             12.53         2.09           629             2.27         4.21           (0.56)        108.37
------------------------------------------------------------------------------------------------------------
              8.18       (26.88)          872             2.10         3.32           (0.08)        128.78
             12.57         2.19           840             2.17         4.11           (0.46)        108.37
             12.73        18.55           480             2.45         4.08           (0.71)         71.70
             10.72         1.99           397             2.58         4.77           (0.76)         50.01
             10.53         5.30           399             2.25         9.48           (0.35)         21.85
------------------------------------------------------------------------------------------------------------
             10.12         1.20         6,536             1.85         3.56           (0.32)          7.58
------------------------------------------------------------------------------------------------------------
             10.08         0.80         7,604             2.50         4.21           (0.97)          7.58
------------------------------------------------------------------------------------------------------------
             10.08         0.80         3,545             2.50         4.21           (0.97)          7.58
------------------------------------------------------------------------------------------------------------
             10.09         0.90         1,460             2.40         4.11           (0.87)          7.58
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX JANUS BALANCED     Class A  10/31/01(8)  $19.75        $ 0.37          $ (2.18)       $ (1.81)
                                 10/31/00      18.96          0.25             1.03           1.28
                                 10/31/99      14.75          0.19             4.27           4.46
                                 10/31/98      14.34          0.15             1.76           1.91
                                 10/31/97      13.58          0.19             2.52           2.71
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   19.73          0.25            (2.17)         (1.92)
                                 10/31/00      18.95          0.21             1.03           1.24
                                 10/31/99      14.74          0.08             4.27           4.35
                                 10/31/98      14.33          0.06             1.76           1.82
                                 10/31/97      13.56          0.12             2.52           2.64
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   19.73          0.26            (2.18)         (1.92)
                                 10/31/00(2)   18.95          0.21             1.03           1.24
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   19.73          0.28            (2.18)         (1.90)
                                 10/31/00      18.95          0.23             1.03           1.26
                                 10/31/99(2)   14.74          0.10             4.27           4.37
                                 10/31/98      14.33          0.07             1.76           1.83
                                 10/31/97      13.57          0.12             2.52           2.64
----------------------------------------------------------------------------------------------------

IDEX JANUS CAPITAL
APPRECIATION            Class A  10/31/01(8)   32.08         (0.29)          (17.98)        (18.27)
                                 10/31/00      31.09         (0.13)            3.19           3.06
                                 10/31/99      16.97          0.05            15.88          15.93
                                 10/31/98      15.90          0.01             1.51           1.52
                                 10/31/97      15.49          0.04             0.58           0.62
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   31.25         (0.42)          (17.56)        (17.98)
                                 10/31/00      30.51         (0.38)            3.19           2.81
                                 10/31/99      16.72         (0.28)           15.88          15.60
                                 10/31/98      15.74         (0.08)            1.51           1.43
                                 10/31/97      15.42         (0.05)            0.58           0.53
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   31.25         (0.42)          (17.56)        (17.98)
                                 10/31/00(2)   30.51         (0.38)            3.19           2.81
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   31.38         (0.40)          (17.63)        (18.03)
                                 10/31/00      30.60         (0.34)            3.19           2.85
                                 10/31/99(2)   16.76         (0.23)           15.88          15.65
                                 10/31/98      15.77         (0.07)            1.51           1.44
                                 10/31/97      15.43         (0.03)            0.58           0.55
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX JANUS BALANCED      $(0.35)     $(0.28)      $(0.63)
                          (0.24)      (0.25)       (0.49)
                          (0.17)      (0.08)       (0.25)
                          (0.15)      (1.35)       (1.50)
                          (0.20)      (1.75)       (1.95)
                       -------------------------------------
                          (0.23)      (0.28)       (0.51)
                          (0.21)      (0.25)       (0.46)
                          (0.06)      (0.08)       (0.14)
                          (0.06)      (1.35)       (1.41)
                          (0.12)      (1.75)       (1.87)
                       -------------------------------------
                          (0.23)      (0.28)       (0.51)
                          (0.21)      (0.25)       (0.46)
                       -------------------------------------
                          (0.25)      (0.28)       (0.53)
                          (0.23)      (0.25)       (0.48)
                          (0.08)      (0.08)       (0.16)
                          (0.07)      (1.35)       (1.42)
                          (0.13)      (1.75)       (1.88)
---------------------
IDEX JANUS CAPITAL
APPRECIATION                 --          --           --
                             --       (2.07)       (2.07)
                             --       (1.81)       (1.81)
                             --       (0.45)       (0.45)
                             --       (0.21)       (0.21)
                       -------------------------------------
                             --          --           --
                             --       (2.07)       (2.07)
                             --       (1.81)       (1.81)
                             --       (0.45)       (0.45)
                             --       (0.21)       (0.21)
                       -------------------------------------
                             --          --           --
                             --       (2.07)       (2.07)
                       -------------------------------------
                             --          --           --
                             --       (2.07)       (2.07)
                             --       (1.81)       (1.81)
                             --       (0.45)       (0.45)
                             --       (0.21)       (0.21)
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                   RATIOS/SUPPLEMENTAL DATA
                                                    -------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)    NET INVESTMENT
          NET ASSET                 NET ASSETS,     ------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                   TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS       GROSS     NET ASSETS(1)(5)    RATE(6)
-----------------------------------------------------------------------------------------------------------
            $17.31        (9.35)%     $126,369            1.64%       1.66%           1.96%        113.77%
             19.75         7.23        133,445            1.67        1.69            1.73          70.87
             18.96        30.43         67,749            1.81        1.82            1.28          59.57
             14.75        14.69         22,995            1.85        2.04            1.12          61.50
             14.34        22.96         13,414            1.85        2.88            1.29         127.08
-----------------------------------------------------------------------------------------------------------
             17.30        (9.93)       243,387            2.29        2.31            1.31         113.77
             19.73         6.58        229,160            2.32        2.34            1.08          70.87
             18.95        29.64         92,833            2.46        2.47            0.63          59.57
             14.74        13.97         11,916            2.50        2.69            0.47          61.50
             14.33        22.19          2,583            2.50        3.53            0.64         127.08
-----------------------------------------------------------------------------------------------------------
             17.30        (9.93)        47,399            2.24        2.31            1.31         113.77
             19.73         6.58         42,447            2.32        2.34            1.08          70.87
-----------------------------------------------------------------------------------------------------------
             17.30        (9.84)        64,641            2.19        2.21            1.41         113.77
             19.73         6.68         66,249            2.22        2.24            1.18          70.87
             18.95        29.76         34,122            2.36        2.37            0.73          59.57
             14.74        14.08          4,897            2.40        2.59            0.57          61.50
             14.33        22.31          1,561            2.40        3.43            0.74         127.08
-----------------------------------------------------------------------------------------------------------
             13.81       (56.95)        64,113            1.85        2.01           (1.45)         87.57
             32.08         9.14        176,996            1.85        1.89           (1.53)        103.64
             31.09       102.19         74,614            1.84        2.02           (1.55)         93.54
             16.97         9.87         23,798            1.85        2.24           (1.37)        136.59
             15.90         4.09         20,605            1.85        2.66           (1.27)        130.48
-----------------------------------------------------------------------------------------------------------
             13.27       (57.53)        75,467            2.50        2.66           (2.10)         87.57
             31.25         8.45        187,067            2.50        2.54           (2.18)        103.64
             30.51       101.72         36,467            2.49        2.67           (2.20)         93.54
             16.72         9.35          3,734            2.50        2.89           (2.02)        136.59
             15.74         3.56          2,866            2.50        3.31           (1.92)        130.48
-----------------------------------------------------------------------------------------------------------
             13.27       (57.53)        15,363            2.50        2.66           (2.10)         87.57
             31.25         8.45         43,065            2.50        2.54           (2.18)        103.64
-----------------------------------------------------------------------------------------------------------
             13.35       (57.44)        18,940            2.40        2.56           (2.00)         87.57
             31.38         8.55         51,450            2.40        2.44           (2.08)        103.64
             30.60       101.79         10,062            2.39        2.57           (2.10)         93.54
             16.76         9.43          1,382            2.40        2.79           (1.92)        136.59
             15.77         3.64          1,751            2.40        3.21           (1.82)        130.48
-----------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                     INVESTMENT OPERATIONS
                                                          -------------------------------------------
                                              NET ASSET
                                  YEAR OR      VALUE,          NET         NET REALIZED
                                   PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                   ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
-----------------------------------------------------------------------------------------------------
IDEX JANUS              Class A   10/31/01(8)  $ 9.26        $ 0.47          $  0.71        $  1.18
FLEXIBLE INCOME                   10/31/00       9.46          0.57            (0.19)          0.38
                                  10/31/99       9.84          0.54            (0.38)          0.16
                                  10/31/98       9.75          0.61             0.10           0.71
                                  10/31/97       9.33          0.61             0.42           1.03
                      -------------------------------------------------------------------------------
                        Class B   10/31/01(8)    9.26          0.37             0.74           1.11
                                  10/31/00       9.46          0.51            (0.19)          0.32
                                  10/31/99       9.83          0.49            (0.38)          0.11
                                  10/31/98       9.75          0.54             0.10           0.64
                                  10/31/97       9.32          0.56             0.42           0.98
                      -------------------------------------------------------------------------------
                        Class C   10/31/01(8)    9.26          0.41             0.70           1.11
                                  10/31/00(2)    9.46          0.51            (0.19)          0.32
                      -------------------------------------------------------------------------------
                        Class M   10/31/01(8)    9.26          0.42             0.70           1.12
                                  10/31/00       9.46          0.52            (0.19)          0.33
                                  10/31/99(2)    9.84          0.49            (0.38)          0.11
                                  10/31/98       9.75          0.56             0.10           0.66
                                  10/31/97       9.32          0.57             0.42           0.99
-----------------------------------------------------------------------------------------------------
IDEX JANUS GLOBAL       Class A   10/31/01(8)   40.20         (0.07)          (13.99)        (14.06)
                                  10/31/00      33.80            --             7.53           7.53
                                  10/31/99(7)   24.09          0.22             9.49           9.71
                                  10/31/98(3)   23.74          0.08             2.34           2.42
                                  10/31/97      21.39          0.07             4.38           4.45
                      -------------------------------------------------------------------------------
                        Class B   10/31/01(8)   38.97         (0.27)          (13.52)        (13.79)
                                  10/31/00      32.98         (0.41)            7.53           7.12
                                  10/31/99(7)   23.62         (0.13)            9.49           9.36
                                  10/31/98(3)   23.38         (0.03)            2.34           2.31
                                  10/31/97      21.13         (0.03)            4.38           4.35
                      -------------------------------------------------------------------------------
                        Class C   10/31/01(8)   38.98         (0.27)          (13.52)        (13.79)
                                  10/31/00(2)   32.98         (0.40)            7.53           7.13
                      -------------------------------------------------------------------------------
                        Class M   10/31/01(8)   38.94         (0.24)          (13.51)        (13.75)
                                  10/31/00      32.91         (0.37)            7.53           7.16
                                  10/31/99(2)(7)   23.56      (0.14)            9.49           9.35
                                  10/31/98(3)   23.30         (0.01)            2.34           2.33
                                  10/31/97      21.03         (0.01)            4.38           4.37
-----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX JANUS               $(0.45)     $   --       $(0.45)
FLEXIBLE INCOME           (0.58)         --        (0.58)
                          (0.54)         --        (0.54)
                          (0.62)         --        (0.62)
                          (0.61)         --        (0.61)
                       -------------------------------------
                          (0.38)         --        (0.38)
                          (0.52)         --        (0.52)
                          (0.48)         --        (0.48)
                          (0.56)         --        (0.56)
                          (0.55)         --        (0.55)
                       -------------------------------------
                          (0.38)         --        (0.38)
                          (0.52)         --        (0.52)
                       -------------------------------------
                          (0.39)         --        (0.39)
                          (0.53)         --        (0.53)
                          (0.49)         --        (0.49)
                          (0.57)         --        (0.57)
                          (0.56)         --        (0.56)
---------------------
IDEX JANUS GLOBAL            --       (2.47)       (2.47)
                             --       (1.13)       (1.13)
                             --          --           --
                             --       (2.07)       (2.07)
                             --       (2.10)       (2.10)
                       -------------------------------------
                             --       (2.47)       (2.47)
                             --       (1.13)       (1.13)
                             --          --           --
                             --       (2.07)       (2.07)
                             --       (2.10)       (2.10)
                       -------------------------------------
                             --       (2.47)       (2.47)
                             --       (1.13)       (1.13)
                       -------------------------------------
                             --       (2.47)       (2.47)
                             --       (1.13)       (1.13)
                             --          --           --
                             --       (2.07)       (2.07)
                             --       (2.10)       (2.10)
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 9.99        13.14%      $ 29,600            1.68%        1.70%           4.84%        314.67%
              9.26         4.10         16,530            1.84         1.87            6.17         165.55
              9.46         1.70         14,963            1.85         2.00            5.72         100.22
              9.84         7.43         14,970            1.83         1.83            6.22          90.63
              9.75        11.53         15,532            1.85         2.40            6.41         135.53
------------------------------------------------------------------------------------------------------------
              9.99        12.28         40,435            2.33         2.35            4.19         314.67
              9.26         3.46         14,008            2.49         2.51            5.52         165.55
              9.46         1.01          9,006            2.50         2.65            5.07         100.22
              9.83         6.74          2,387            2.48         2.48            5.57          90.63
              9.75        10.79            746            2.50         3.05            5.76         135.53
------------------------------------------------------------------------------------------------------------
              9.99        12.28         11,246            2.33         2.35            4.19         314.67
              9.26         3.46          8,169            2.49         2.51            5.52         165.55
------------------------------------------------------------------------------------------------------------
              9.99        12.40         14,745            2.23         2.25            4.29         314.67
              9.26         3.56          6,220            2.39         2.41            5.62         165.55
              9.46         1.11          3,778            2.40         2.55            5.17         100.22
              9.84         6.84          2,207            2.38         2.38            5.67          90.63
              9.75        10.91            928            2.40         2.95            5.86         135.53
------------------------------------------------------------------------------------------------------------
             23.67       (37.08)       374,626            1.63         1.63           (0.24)         78.87
             40.20        22.26        749,671            1.64         1.64           (0.56)         52.51
             33.80        40.31        487,787            1.73         1.73           (0.22)        145.40
             24.09        11.30        296,450            1.82         1.82           (0.45)         87.68
             23.74        22.72        218,681            1.91         1.91           (0.50)         91.02
------------------------------------------------------------------------------------------------------------
             22.71       (37.58)       320,693            2.28         2.28           (0.89)         78.87
             38.97        21.62        614,789            2.29         2.29           (1.21)         52.51
             32.98        39.62        283,847            2.38         2.38           (0.87)        145.40
             23.62        10.93        110,630            2.47         2.47           (1.10)         87.68
             23.38        22.53         43,951            2.56         2.56           (1.15)         91.02
------------------------------------------------------------------------------------------------------------
             22.72       (37.58)        54,221            2.28         2.28           (0.89)         78.87
             38.98        21.62        116,071            2.29         2.29           (1.21)         52.51
------------------------------------------------------------------------------------------------------------
             22.72       (37.48)       149,070            2.18         2.18           (0.79)         78.87
             38.94        21.72        306,667            2.19         2.19           (1.11)         52.51
             32.91        39.73        155,147            2.28         2.28           (0.77)        145.40
             23.56        11.08         63,552            2.37         2.37           (1.00)         87.68
             23.30        22.72         27,210            2.46         2.46           (1.05)         91.02
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------
IDEX JANUS GROWTH       Class A  10/31/01(8)  $43.81        $(0.24)         $(20.80)       $(21.04)
                                 10/31/00      46.72          0.03             5.35           5.38
                                 10/31/99      29.35          0.06            17.70          17.76
                                 10/31/98      25.04         (0.02)            7.64           7.62
                                 10/31/97      21.97         (0.02)            3.56           3.54
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   42.08         (0.41)          (19.91)        (20.32)
                                 10/31/00      45.38         (0.36)            5.35           4.99
                                 10/31/99      28.63         (0.56)           17.70          17.14
                                 10/31/98      24.55         (0.25)            7.64           7.39
                                 10/31/97      21.60         (0.14)            3.56           3.42
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   42.08         (0.42)          (19.90)        (20.32)
                                 10/31/00(2)   45.38         (0.36)            5.35           4.99
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   42.35         (0.39)          (20.05)        (20.44)
                                 10/31/00      45.58         (0.29)            5.35           5.06
                                 10/31/99(2)   28.74         (0.47)           17.70          17.23
                                 10/31/98      24.62         (0.21)            7.64           7.43
                                 10/31/97      21.65         (0.12)            3.56           3.44
                      ------------------------------------------------------------------------------
                        Class T  10/31/01(8)   44.76         (0.14)          (21.29)        (21.43)
                                 10/31/00      47.45          0.25             5.35           5.60
                                 10/31/99      29.74          0.40            17.70          18.10
                                 10/31/98(3)   25.31          0.13             7.64           7.77
                                 10/31/97      22.17          0.05             3.56           3.61
----------------------------------------------------------------------------------------------------
IDEX JANUS              Class A  10/31/01(8)   10.00          0.03            (1.59)         (1.56)
GROWTH & INCOME

                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   10.00         (0.03)           (1.59)         (1.62)
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.00         (0.03)           (1.59)         (1.62)
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.00         (0.03)           (1.58)         (1.61)
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX JANUS GROWTH        $   --      $(3.13)      $(3.13)
                             --       (8.29)       (8.29)
                             --       (0.39)       (0.39)
                             --       (3.31)       (3.31)
                             --       (0.47)       (0.47)
                       -------------------------------------
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                             --       (0.39)       (0.39)
                             --       (3.31)       (3.31)
                             --       (0.47)       (0.47)
                       -------------------------------------
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                       -------------------------------------
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                             --       (0.39)       (0.39)
                             --       (3.31)       (3.31)
                             --       (0.47)       (0.47)
                       -------------------------------------
                             --       (3.13)       (3.13)
                             --       (8.29)       (8.29)
                             --       (0.39)       (0.39)
                          (0.03)      (3.31)       (3.34)
                             --       (0.47)       (0.47)
---------------------
IDEX JANUS                   --          --           --
GROWTH & INCOME
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
                       -------------------------------------
                             --          --           --
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $19.64       (51.31)%    $  770,590           1.49%        1.49%          (0.83)%        64.22%
             43.81        10.82       1,727,573           1.39         1.42           (0.61)         40.71
             46.72        61.00       1,467,595           1.40         1.43           (0.60)         70.97
             29.35        35.21         817,749           1.51         1.51           (0.55)         27.19
             25.04        16.40         614,544           1.61         1.61           (0.10)         91.52
------------------------------------------------------------------------------------------------------------
             18.63       (51.74)        354,949           2.14         2.14           (1.48)         64.22
             42.08        10.11         775,252           2.04         2.07           (1.26)         40.71
             45.38        60.36         327,926           2.05         2.08           (1.25)         70.97
             28.63        34.96          40,809           2.16         2.16           (1.20)         27.19
             24.55        16.11          13,046           2.26         2.26           (0.75)         91.52
------------------------------------------------------------------------------------------------------------
             18.63       (51.74)         54,760           2.14         2.14           (1.48)         64.22
             42.08        10.11         121,633           2.04         2.07           (1.26)         40.71
------------------------------------------------------------------------------------------------------------
             18.78       (51.68)        113,794           2.04         2.04           (1.38)         64.22
             42.35        10.22         287,530           1.94         1.97           (1.16)         40.71
             45.58        60.45         141,586           1.95         1.98           (1.15)         70.97
             28.74        35.00          58,265           2.06         2.06           (1.10)         27.19
             24.62        16.19          14,295           2.16         2.16           (0.65)         91.52
------------------------------------------------------------------------------------------------------------
             20.20       (51.07)        546,317           1.14         1.14           (0.48)         64.22
             44.76        11.20       1,232,295           1.04         1.07           (0.26)         40.71
             47.45        61.34       1,166,965           1.05         1.08           (0.25)         70.97
             29.74        35.53         755,770           1.16         1.16           (0.20)         27.19
             25.31        16.54         603,129           1.26         1.26           (0.25)         91.52
------------------------------------------------------------------------------------------------------------
              8.44       (15.64)          3,881           1.75         3.26            0.34          44.00
------------------------------------------------------------------------------------------------------------
              8.38       (16.20)         11,884           2.40         3.91           (0.31)         44.00
------------------------------------------------------------------------------------------------------------
              8.38       (16.20)          2,469           2.40         3.91           (0.31)         44.00
------------------------------------------------------------------------------------------------------------
              8.39       (16.11)          1,698           2.30         3.81           (0.21)         44.00
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX JENNISON EQUITY
OPPORTUNITY             Class A  10/31/01(8)  $10.26        $(0.01)          $(1.17)        $(1.18)
                                 10/31/00      12.14         (0.13)           (1.54)         (1.67)
                                 10/31/99      10.14          0.06             2.78           2.84
                                 10/31/98      12.90          0.03            (1.84)         (1.81)
                                 10/31/97(3)   10.56         (0.01)            2.86           2.85
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   10.01         (0.05)           (1.15)         (1.20)
                                 10/31/00      11.93         (0.17)           (1.54)         (1.71)
                                 10/31/99      10.02         (0.03)            2.78           2.75
                                 10/31/98      12.85         (0.04)           (1.84)         (1.88)
                                 10/31/97(3)   10.51         (0.07)            2.86           2.79
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.01         (0.05)           (1.15)         (1.20)
                                 10/31/00(2)   11.93         (0.17)           (1.54)         (1.71)
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.05         (0.04)           (1.16)         (1.20)
                                 10/31/00      11.96         (0.16)           (1.54)         (1.70)
                                 10/31/99(2)   10.04         (0.02)            2.78           2.76
                                 10/31/98      12.86         (0.03)           (1.84)         (1.87)
                                 10/31/97(3)   10.52         (0.06)            2.86           2.80
----------------------------------------------------------------------------------------------------

IDEX LKCM STRATEGIC
TOTAL RETURN            Class A  10/31/01(8)   17.02          0.30            (1.51)         (1.21)
                                 10/31/00      17.62          0.27            (0.15)          0.12
                                 10/31/99      16.18          0.20             1.65           1.85
                                 10/31/98      15.91          0.21             0.94           1.15
                                 10/31/97      13.43          0.20             2.79           2.99
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   17.01          0.19            (1.50)         (1.31)
                                 10/31/00      17.60          0.18            (0.15)          0.03
                                 10/31/99      16.17          0.09             1.65           1.74
                                 10/31/98      15.89          0.11             0.94           1.05
                                 10/31/97      13.42          0.10             2.79           2.89
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   17.01          0.19            (1.50)         (1.31)
                                 10/31/00(2)   17.60          0.18            (0.15)          0.03
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   17.01          0.20            (1.49)         (1.29)
                                 10/31/00      17.61          0.18            (0.15)          0.03
                                 10/31/99(2)   16.17          0.11             1.65           1.76
                                 10/31/98      15.90          0.12             0.94           1.06
                                 10/31/97      13.42          0.12             2.79           2.91
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX JENNISON EQUITY
OPPORTUNITY              $   --      $(1.04)      $(1.04)
                             --       (0.21)       (0.21)
                             --       (0.84)       (0.84)
                             --       (0.95)       (0.95)
                          (0.51)         --        (0.51)
                       -------------------------------------
                             --       (1.04)       (1.04)
                             --       (0.21)       (0.21)
                             --       (0.84)       (0.84)
                             --       (0.95)       (0.95)
                          (0.45)         --        (0.45)
                       -------------------------------------
                             --       (1.04)       (1.04)
                             --       (0.21)       (0.21)
                       -------------------------------------
                             --       (1.04)       (1.04)
                             --       (0.21)       (0.21)
                             --       (0.84)       (0.84)
                             --       (0.95)       (0.95)
                          (0.46)         --        (0.46)
---------------------
IDEX LKCM STRATEGIC
TOTAL RETURN              (0.26)      (0.09)       (0.35)
                          (0.30)      (0.42)       (0.72)
                          (0.20)      (0.21)       (0.41)
                          (0.21)      (0.67)       (0.88)
                          (0.19)      (0.32)       (0.51)
                       -------------------------------------
                          (0.16)      (0.09)       (0.25)
                          (0.20)      (0.42)       (0.62)
                          (0.10)      (0.21)       (0.31)
                          (0.10)      (0.67)       (0.77)
                          (0.10)      (0.32)       (0.42)
                       -------------------------------------
                          (0.16)      (0.09)       (0.25)
                          (0.20)      (0.42)       (0.62)
                       -------------------------------------
                          (0.18)      (0.09)       (0.27)
                          (0.21)      (0.42)       (0.63)
                          (0.11)      (0.21)       (0.32)
                          (0.12)      (0.67)       (0.79)
                          (0.11)      (0.32)       (0.43)
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 8.04       (11.08)%     $17,670             1.55%         2.44%         (0.11)%       157.51%
             10.26       (14.06)        4,147             1.55          2.66          (0.87)        244.18
             12.14        30.07         4,537             1.64          2.87          (0.99)        125.60
             10.14       (14.83)        4,284             1.85          2.44          (0.73)        147.01
             12.90        28.31         3,920             1.85          4.62          (0.34)        183.06
------------------------------------------------------------------------------------------------------------
              7.77       (11.54)       31,922             2.20          3.09          (0.76)        157.51
             10.01       (14.70)        3,483             2.20          3.31          (1.52)        244.18
             11.93        29.45         3,868             2.29          3.52          (1.64)        125.60
             10.02       (15.40)        2,460             2.50          3.09          (1.38)        147.01
             12.85        27.62         2,436             2.50          5.27          (0.99)        183.06
------------------------------------------------------------------------------------------------------------
              7.77       (11.54)        7,211             2.20          3.09          (0.76)        157.51
             10.01       (14.70)          271             2.20          3.31          (1.52)        244.18
------------------------------------------------------------------------------------------------------------
              7.81       (11.48)        5,994             2.10          2.99          (0.66)        157.51
             10.05       (14.60)          946             2.10          3.21          (1.42)        244.18
             11.96        29.54         1,338             2.19          3.42          (1.54)        125.60
             10.04       (15.31)          879             2.40          2.99          (1.28)        147.01
             12.86        27.73         2,028             2.40          5.17          (0.89)        183.06
------------------------------------------------------------------------------------------------------------
             15.46        (7.13)       37,253             1.55          1.74           1.80          22.54
             17.02         0.64        40,919             1.55          1.69           1.59          56.08
             17.62        11.61        37,959             1.64          1.79           1.20          60.18
             16.18         7.43        32,055             1.85          1.92           1.30          32.12
             15.91        22.80        21,629             1.85          2.28           1.41          51.44
------------------------------------------------------------------------------------------------------------
             15.45        (7.72)       19,236             2.20          2.39           1.15          22.54
             17.01         0.03        19,375             2.20          2.34           0.94          56.08
             17.60        10.91        15,531             2.29          2.44           0.55          60.18
             16.17         6.74         9,789             2.50          2.57           0.65          32.12
             15.89        22.03         4,698             2.50          2.93           0.76          51.44
------------------------------------------------------------------------------------------------------------
             15.45        (7.72)        2,989             2.20          2.39           1.15          22.54
             17.01         0.03         2,523             2.20          2.34           0.94          56.08
------------------------------------------------------------------------------------------------------------
             15.45        (7.63)        5,547             2.10          2.29           1.25          22.54
             17.01         0.12         7,026             2.10          2.24           1.04          56.08
             17.61        11.02         8,779             2.19          2.34           0.65          60.18
             16.17         6.85         6,977             2.40          2.47           0.75          32.12
             15.90        22.15         4,332             2.40          2.83           0.86          51.44
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------
IDEX MUNDER             Class A  10/31/01(8)  $10.00        $(0.06)          $(5.70)        $(5.76)
                      ------------------------------------------------------------------------------
NET50                   Class B  10/31/01(8)   10.00         (0.12)           (5.69)         (5.81)
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.00         (0.07)           (5.74)         (5.81)
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.00         (0.13)           (5.67)         (5.80)
----------------------------------------------------------------------------------------------------
IDEX SALOMON            Class A  10/31/01(8)   12.91          0.07            (0.42)         (0.35)
INVESTORS VALUE                  10/31/00      11.28          0.09             1.54           1.63
(PRIOR TO MARCH 1,
2002, IDEX NWQ VALUE
EQUITY)

                                 10/31/99(3)   11.09          0.05             0.41           0.46
                                 10/31/98      11.71          0.03            (0.61)         (0.58)
                                 10/31/97      10.00          0.02             1.69           1.71
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   12.61         (0.02)           (0.39)         (0.41)
                                 10/31/00      11.09         (0.02)            1.54           1.52
                                 10/31/99(3)   10.98         (0.03)            0.41           0.38
                                 10/31/98      11.67         (0.04)           (0.61)         (0.65)
                                 10/31/97      10.00         (0.02)            1.69           1.67
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   12.61         (0.02)           (0.39)         (0.41)
                                 10/31/00(2)   11.09         (0.02)            1.54           1.52
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   12.66         (0.01)           (0.39)         (0.40)
                                 10/31/00      11.12            --             1.54           1.54
                                 10/31/99(2)(3)   11.00      (0.02)            0.41           0.39
                                 10/31/98      11.67         (0.02)           (0.61)         (0.63)
                                 10/31/97      10.00         (0.02)            1.69           1.67
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX MUNDER                $--       $   --       $   --
                       -------------------------------------
NET50                      --            --           --
                       -------------------------------------
                           --            --           --
                       -------------------------------------
                           --            --           --
---------------------
IDEX SALOMON               --         (0.01)       (0.01)
INVESTORS VALUE            --            --           --
(PRIOR TO MARCH 1,
2002, IDEX NWQ VALUE
EQUITY)
                           --         (0.27)       (0.27)
                           --         (0.04)       (0.04)
                           --            --           --
                       -------------------------------------
                           --         (0.01)       (0.01)
                           --            --           --
                           --         (0.27)       (0.27)
                           --         (0.04)       (0.04)
                           --            --           --
                       -------------------------------------
                           --         (0.01)       (0.01)
                           --            --           --
                       -------------------------------------
                           --         (0.01)       (0.01)
                           --            --           --
                           --         (0.27)       (0.27)
                           --         (0.04)       (0.04)
                           --            --           --
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 4.24       (57.56)%     $   521            1.75%        11.85%          (0.86)%        49.39%
------------------------------------------------------------------------------------------------------------
              4.19       (58.11)          740            2.40         12.50           (1.51)         49.39
------------------------------------------------------------------------------------------------------------
              4.19       (58.11)          189            2.40         12.50           (1.51)         49.39
------------------------------------------------------------------------------------------------------------
              4.20       (58.03)           86            2.30         12.40           (1.41)         49.39
------------------------------------------------------------------------------------------------------------
             12.55        (2.68)       12,176            1.55          1.93            0.48          29.40
             12.91        14.38         8,431            1.55          2.20            0.40          49.75
             11.28         4.34         7,972            1.64          2.28            0.21          26.29
             11.09        (4.96)        8,035            1.85          2.51              --          30.43
             11.71        17.14         5,305            1.50          4.05            0.38           6.40
------------------------------------------------------------------------------------------------------------
             12.19        (3.31)       20,034            2.20          2.58           (0.17)         29.40
             12.61        13.72        10,448            2.20          2.85           (0.25)         49.75
             11.09         3.68         7,311            2.29          2.93           (0.44)         26.29
             10.98        (5.55)        5,020            2.50          3.16           (0.65)         30.43
             11.67        16.65         2,850            2.15          4.70           (0.28)          6.40
------------------------------------------------------------------------------------------------------------
             12.19        (3.31)        2,288            2.20          2.58           (0.17)         29.40
             12.61        13.72         1,094            2.20          2.85           (0.25)         49.75
------------------------------------------------------------------------------------------------------------
             12.25        (3.21)        3,373            2.10          2.48           (0.07)         29.40
             12.66        13.82         2,508            2.10          2.75           (0.15)         49.75
             11.12         3.79         2,204            2.19          2.83           (0.34)         26.29
             11.00        (5.46)        2,013            2.40          3.06           (0.55)         30.43
             11.67        16.73         1,607            2.05          4.60           (0.18)          6.40
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX PBHG MID CAP
GROWTH
(PRIOR TO
MARCH 1, 2002
IDEX PILGRIM
BAXTER MID CAP
GROWTH)                 Class A  10/31/01(8)  $20.94        $(0.12)         $(11.58)       $(11.70)
                                 10/31/00      14.80         (0.02)            6.47           6.45
                                 10/31/99      10.00          0.02             4.78           4.80
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   20.76         (0.21)          (11.50)        (11.71)
                                 10/31/00      14.76         (0.16)            6.47           6.31
                                 10/31/99      10.00         (0.02)            4.78           4.76
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   20.76         (0.22)          (11.49)        (11.71)
                                 10/31/00      14.76         (0.16)            6.47           6.31
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   20.79         (0.20)          (11.51)        (11.71)
                                 10/31/00      14.77         (0.14)            6.47           6.33
                                 10/31/99      10.00         (0.01)            4.78           4.77
----------------------------------------------------------------------------------------------------

IDEX PBHG TECHNOLOGY
& COMMUNICATIONS
(PRIOR TO
MARCH 1, 2002
IDEX PILGRIM
BAXTER TECHNOLOGY)      Class A  10/31/01(8)    6.78         (0.04)           (4.94)         (4.98)
                                 10/31/00      10.00         (0.02)           (3.20)         (3.22)
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)    6.73         (0.06)           (4.92)         (4.98)
                                 10/31/00      10.00         (0.07)           (3.20)         (3.27)
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)    6.73         (0.06)           (4.92)         (4.98)
                                 10/31/00      10.00         (0.07)           (3.20)         (3.27)
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)    6.74         (0.06)           (4.92)         (4.98)
                                 10/31/00      10.00         (0.06)           (3.20)         (3.26)
----------------------------------------------------------------------------------------------------

IDEX SALOMON ALL CAP    Class A  10/31/01(8)   15.51          0.12            (1.58)         (1.46)
                                 10/31/00      11.70          0.08             3.92           4.00
                                 10/31/99      10.00          0.02             1.68           1.70
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   15.36          0.02            (1.55)         (1.53)
                                 10/31/00      11.66         (0.03)            3.92           3.89
                                 10/31/99      10.00         (0.02)            1.68           1.66
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   15.36          0.02            (1.54)         (1.52)
                                 10/31/00      11.66         (0.03)            3.92           3.89
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   15.38          0.04            (1.56)         (1.52)
                                 10/31/00      11.67         (0.02)            3.92           3.90
                                 10/31/99      10.00         (0.01)            1.68           1.67
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX PBHG MID CAP
GROWTH
(PRIOR TO
MARCH 1, 2002
IDEX PILGRIM
BAXTER MID CAP
GROWTH)                   $--        $   --       $   --
                           --         (0.31)       (0.31)
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --         (0.31)       (0.31)
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --         (0.31)       (0.31)
                       -------------------------------------
                           --            --           --
                           --         (0.31)       (0.31)
                           --            --           --
---------------------
IDEX PBHG TECHNOLOGY
& COMMUNICATIONS
(PRIOR TO
MARCH 1, 2002
IDEX PILGRIM
BAXTER TECHNOLOGY)         --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
                       -------------------------------------
                           --            --           --
                           --            --           --
---------------------
IDEX SALOMON ALL CAP       --         (0.42)       (0.42)
                           --         (0.19)       (0.19)
                           --            --           --
                       -------------------------------------
                           --         (0.42)       (0.42)
                           --         (0.19)       (0.19)
                           --            --           --
                       -------------------------------------
                           --         (0.42)       (0.42)
                           --         (0.19)       (0.19)
                       -------------------------------------
                           --         (0.42)       (0.42)
                           --         (0.19)       (0.19)
                           --            --           --
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 9.24       (55.87)%     $ 23,952            1.55%        2.12%          (0.91)%       171.89%
             20.94        43.78         48,842            1.55         2.06           (0.80)        129.20
             14.80        48.06          2,571            1.55         6.95           (0.88)        150.78
------------------------------------------------------------------------------------------------------------
              9.05       (56.42)        34,017            2.20         2.77           (1.56)        171.89
             20.76        43.07         68,184            2.20         2.71           (1.45)        129.20
             14.76        47.63          2,875            2.20         7.60           (1.53)        150.78
------------------------------------------------------------------------------------------------------------
              9.05       (56.42)         8,595            2.20         2.77           (1.56)        171.89
             20.76        43.07         16,972            2.20         2.71           (1.45)        129.20
------------------------------------------------------------------------------------------------------------
              9.08       (56.33)         5,502            2.10         2.67           (1.46)        171.89
             20.79        43.17         14,734            2.10         2.61           (1.35)        129.20
             14.77        47.70          1,016            2.10         7.50           (1.43)        150.78
------------------------------------------------------------------------------------------------------------
              1.80       (73.48)         9,544            1.75         2.65           (1.26)        270.29
              6.78       (32.21)        26,933            1.75         2.27           (1.19)        142.19
------------------------------------------------------------------------------------------------------------
              1.75       (73.98)        16,284            2.40         3.30           (1.91)        270.29
              6.73       (32.65)        40,165            2.40         2.92           (1.84)        142.19
------------------------------------------------------------------------------------------------------------
              1.75       (73.98)         4,078            2.40         3.30           (1.91)        270.29
              6.73       (32.65)        11,750            2.40         2.92           (1.84)        142.19
------------------------------------------------------------------------------------------------------------
              1.76       (73.91)         2,626            2.30         3.20           (1.81)        270.29
              6.74       (32.58)         9,361            2.30         2.82           (1.74)        142.19
------------------------------------------------------------------------------------------------------------
             13.63        (9.49)        77,791            1.58         1.68            0.75          81.62
             15.51        34.50         25,575            1.55         2.41            0.45          91.39
             11.70        17.03          1,880            1.55         8.85            0.35          82.70
------------------------------------------------------------------------------------------------------------
             13.41       (10.09)       167,214            2.23         2.33            0.10          81.62
             15.36        33.72         38,203            2.20         3.06           (0.20)         91.39
             11.66        16.60          1,571            2.20         9.50           (0.30)         82.70
------------------------------------------------------------------------------------------------------------
             13.42       (10.09)        46,369            2.23         2.33            0.10          81.62
             15.36        33.72         10,675            2.20         3.06           (0.20)         91.39
------------------------------------------------------------------------------------------------------------
             13.44       (10.00)        52,684            2.13         2.23            0.20          81.62
             15.38        33.84         10,785            2.10         2.96           (0.10)         91.39
             11.67        16.67            728            2.10         9.40           (0.20)         82.70
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------
IDEX T. ROWE PRICE      Class A  10/31/01(8)  $10.64        $ 0.05           $(1.13)        $(1.08)
TAX-EFFICIENT                    10/31/00      10.20          0.08             0.44           0.52
GROWTH (FORMERLY,
IDEX T. ROWE PRICE
DIVIDEND GROWTH)

                                 10/31/99      10.00          0.06             0.18           0.24
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   10.63         (0.02)           (1.12)         (1.14)
                                 10/31/00      10.19          0.02             0.44           0.46
                                 10/31/99      10.00          0.01             0.18           0.19
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.63         (0.02)           (1.12)         (1.14)
                                 10/31/00      10.19          0.02             0.44           0.46
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.63         (0.01)           (1.13)         (1.14)
                                 10/31/00      10.19          0.03             0.44           0.47
                                 10/31/99      10.00          0.02             0.18           0.20
----------------------------------------------------------------------------------------------------
IDEX T. ROWE PRICE      Class A  10/31/01(8)   13.17         (0.14)           (3.56)         (3.70)
SMALL CAP                        10/31/00(3)   11.01         (0.07)            2.51           2.44
                                 10/31/99      10.00          0.02             0.99           1.01
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   13.05         (0.21)           (3.54)         (3.75)
                                 10/31/00(3)   10.97         (0.15)            2.51           2.36
                                 10/31/99      10.00         (0.02)            0.99           0.97
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   13.05         (0.24)           (3.51)         (3.75)
                                 10/31/00(3)   10.97         (0.15)            2.51           2.36
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   13.07         (0.20)           (3.55)         (3.75)
                                 10/31/00(3)   10.98         (0.14)            2.51           2.37
                                 10/31/99      10.00         (0.01)            0.99           0.98
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX T. ROWE PRICE       $(0.02)     $   --       $(0.02)
TAX-EFFICIENT             (0.08)         --        (0.08)
GROWTH (FORMERLY,
IDEX T. ROWE PRICE
DIVIDEND GROWTH)
                          (0.04)         --        (0.04)
                       -------------------------------------
                             --          --           --
                          (0.02)         --        (0.02)
                             --          --           --
                       -------------------------------------
                             --          --           --
                          (0.02)         --        (0.02)
                       -------------------------------------
                             --          --           --
                          (0.03)         --        (0.03)
                          (0.01)         --        (0.01)
---------------------
IDEX T. ROWE PRICE           --       (0.01)       (0.01)
SMALL CAP                    --       (0.28)       (0.28)
                             --          --           --
                       -------------------------------------
                             --       (0.01)       (0.01)
                             --       (0.28)       (0.28)
                             --          --           --
                       -------------------------------------
                             --       (0.01)       (0.01)
                             --       (0.28)       (0.28)
                       -------------------------------------
                             --       (0.01)       (0.01)
                             --       (0.28)       (0.28)
                             --          --           --
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 9.54       (10.14)%     $ 8,552             1.55%         2.07%          0.47%         30.02%
             10.64         5.14         5,452             1.55          2.68           0.66          58.32
             10.20         2.40         1,840             1.55          7.57           1.09          20.48
------------------------------------------------------------------------------------------------------------
              9.49       (10.75)       15,500             2.20          2.72          (0.18)         30.02
             10.63         4.49         7,597             2.20          3.33           0.01          58.32
             10.19         1.96         2,134             2.20          8.22           0.44          20.48
------------------------------------------------------------------------------------------------------------
              9.49       (10.75)        3,419             2.20          2.72          (0.18)         30.02
             10.63         4.49         1,935             2.20          3.33           0.01          58.32
------------------------------------------------------------------------------------------------------------
              9.49       (10.66)        2,888             2.10          2.62          (0.08)         30.02
             10.63         4.59         1,916             2.10          3.23           0.11          58.32
             10.19         2.03         1,058             2.10          8.12           0.54          20.48
------------------------------------------------------------------------------------------------------------
              9.46       (28.11)        7,067             1.55          2.56          (1.30)         48.58
             13.17        22.31         8,262             1.55          2.83          (1.14)         52.97
             11.01        10.13         1,272             1.55          7.93          (1.15)         42.52
------------------------------------------------------------------------------------------------------------
              9.29       (28.73)        9,496             2.20          3.21          (1.95)         48.58
             13.05        21.63         8,119             2.20          3.48          (1.79)         52.97
             10.97         9.70         1,135             2.20          8.58          (1.80)         42.52
------------------------------------------------------------------------------------------------------------
              9.29       (28.73)        1,943             2.20          3.21          (1.95)         48.58
             13.05        21.63         1,626             2.20          3.48          (1.79)         52.97
------------------------------------------------------------------------------------------------------------
              9.31       (28.64)        2,161             2.10          3.11          (1.85)         48.58
             13.07        21.73         2,489             2.10          3.38          (1.69)         52.97
             10.98         9.77           685             2.10          8.48          (1.70)         42.52
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

For a share of beneficial interest outstanding throughout each period:

                                                                    INVESTMENT OPERATIONS
                                                         -------------------------------------------
                                             NET ASSET
                                 YEAR OR      VALUE,          NET         NET REALIZED
                                  PERIOD     BEGINNING    INVESTMENT     AND UNREALIZED     TOTAL
                                  ENDED      OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS
----------------------------------------------------------------------------------------------------

IDEX TRANSAMERICA
EQUITY                  Class A  10/31/01(8)  $10.16        $(0.10)          $(3.68)        $(3.78)
                                 10/31/00      10.00         (0.02)            0.18           0.16
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   10.12         (0.16)           (3.67)         (3.83)
                                 10/31/00      10.00         (0.06)            0.18           0.12
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   10.12         (0.16)           (3.67)         (3.83)
                                 10/31/00      10.00         (0.06)            0.18           0.12
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   10.12         (0.14)           (3.67)         (3.81)
                                 10/31/00      10.00         (0.06)            0.18           0.12
----------------------------------------------------------------------------------------------------

IDEX TRANSAMERICA
GROWTH OPPORTUNITIES
(FORMERLY, IDEX
TRANSAMERICA SMALL
COMPANY)                Class A  10/31/01(8)    8.70         (0.07)           (3.82)         (3.89)
                                 10/31/00      10.00         (0.02)           (1.28)         (1.30)
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)    8.66         (0.10)           (3.83)         (3.93)
                                 10/31/00      10.00         (0.06)           (1.28)         (1.34)
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)    8.66         (0.11)           (3.81)         (3.92)
                                 10/31/00      10.00         (0.06)           (1.28)         (1.34)
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)    8.67         (0.10)           (3.82)         (3.92)
                                 10/31/00      10.00         (0.05)           (1.28)         (1.33)
----------------------------------------------------------------------------------------------------

IDEX TRANSAMERICA
VALUE BALANCED
(FORMERLY, IDEX DEAN
ASSET ALLOCATION)       Class A  10/31/01(8)   12.75          0.26            (0.51)         (0.25)
                                 10/31/00      11.79          0.30             1.01           1.31
                                 10/31/99(3)   13.14          0.27            (0.73)         (0.46)
                                 10/31/98      13.19          0.22             0.67           0.89
                                 10/31/97      11.19          0.19             2.02           2.21
                      ------------------------------------------------------------------------------
                        Class B  10/31/01(8)   12.74          0.18            (0.51)         (0.32)
                                 10/31/00      11.78          0.23             1.01           1.24
                                 10/31/99(3)   13.13          0.19            (0.73)         (0.54)
                                 10/31/98      13.18          0.14             0.67           0.81
                                 10/31/97      11.18          0.11             2.02           2.13
                      ------------------------------------------------------------------------------
                        Class C  10/31/01(8)   12.74          0.17            (0.49)         (0.32)
                                 10/31/00      11.78          0.23             1.01           1.24
                      ------------------------------------------------------------------------------
                        Class M  10/31/01(8)   12.74          0.19            (0.50)         (0.31)
                                 10/31/00      11.78          0.24             1.01           1.25
                                 10/31/99(3)   13.13          0.20            (0.73)         (0.53)
                                 10/31/98      13.18          0.15             0.67           0.82
                                 10/31/97      11.18          0.12             2.02           2.14
----------------------------------------------------------------------------------------------------

                                   DISTRIBUTIONS
                       -------------------------------------
                                    FROM NET
                        FROM NET    REALIZED
                       INVESTMENT   CAPITAL        TOTAL
                         INCOME      GAINS     DISTRIBUTIONS
---------------------  -------------------------------------
IDEX TRANSAMERICA
EQUITY                   $   --      $   --       $   --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
---------------------
IDEX TRANSAMERICA
GROWTH OPPORTUNITIES
(FORMERLY, IDEX
TRANSAMERICA SMALL
COMPANY)                     --          --           --
                             --          --           --
                       -------------------------------------
                             --                       --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
                       -------------------------------------
                             --          --           --
                             --          --           --
---------------------
IDEX TRANSAMERICA
VALUE BALANCED
(FORMERLY, IDEX DEAN
ASSET ALLOCATION)         (0.26)      (0.57)       (0.83)
                          (0.35)         --        (0.35)
                          (0.24)      (0.65)       (0.89)
                          (0.21)      (0.73)       (0.94)
                          (0.17)      (0.04)       (0.21)
                       -------------------------------------
                          (0.19)      (0.57)       (0.76)
                          (0.28)         --        (0.28)
                          (0.16)      (0.65)       (0.81)
                          (0.13)      (0.73)       (0.86)
                          (0.09)      (0.04)       (0.13)
                       -------------------------------------
                          (0.19)      (0.57)       (0.76)
                          (0.28)         --        (0.28)
                       -------------------------------------
                          (0.20)      (0.57)       (0.77)
                          (0.29)         --        (0.29)
                          (0.17)      (0.65)       (0.82)
                          (0.14)      (0.73)       (0.87)
                          (0.10)      (0.04)       (0.14)
---------------------

The notes to the financial statements are an integral part of these statements.

                                                                    RATIOS/SUPPLEMENTAL DATA
                                                    --------------------------------------------------------
                                                      RATIO OF EXPENSES TO
                                                    AVERAGE NET ASSETS(1)(5)     NET INVESTMENT
          NET ASSET                 NET ASSETS,     -------------------------    INCOME (LOSS)     PORTFOLIO
          VALUE, END     TOTAL         END OF         EXCLUDING                    TO AVERAGE      TURNOVER
          OF PERIOD    RETURN(4)   PERIOD (000'S)      CREDITS        GROSS     NET ASSETS(1)(5)    RATE(6)
------------------------------------------------------------------------------------------------------------
            $ 6.38       (37.20)%     $ 2,750             1.55%          2.75%        (1.15)%        41.51%
             10.16         1.60         3,053             1.55           6.10         (1.18)         12.86
------------------------------------------------------------------------------------------------------------
              6.29       (37.78)        3,070             2.20           3.40         (1.80)         41.51
             10.12         1.17         2,840             2.20           6.75         (1.83)         12.86
------------------------------------------------------------------------------------------------------------
              6.29       (37.78)        1,318             2.20           3.40         (1.80)         41.51
             10.12         1.17         1,118             2.20           6.75         (1.83)         12.86
------------------------------------------------------------------------------------------------------------
              6.31       (37.69)          794             2.10           3.30         (1.70)         41.51
             10.12         1.24           969             2.10           6.65         (1.73)         12.86
------------------------------------------------------------------------------------------------------------
              4.81       (44.76)        3,807             1.55           2.83         (1.11)         58.64
              8.70       (12.96)        3,726             1.55           4.54         (1.23)         18.58
------------------------------------------------------------------------------------------------------------
              4.73       (45.35)        4,513             2.20           3.48         (1.76)         58.64
              8.66       (13.39)        4,366             2.20           5.19         (1.88)         18.58
------------------------------------------------------------------------------------------------------------
              4.74       (45.35)        1,530             2.20           3.48         (1.76)         58.64
              8.66       (13.39)        1,704             2.20           5.19         (1.88)         18.58
------------------------------------------------------------------------------------------------------------
              4.75       (45.26)        1,174             2.10           3.38         (1.66)         58.64
              8.67       (13.33)        2,090             2.10           5.09         (1.78)         18.58
------------------------------------------------------------------------------------------------------------
             11.67        (2.13)       13,880             1.55           1.95          2.04          49.85
             12.75        11.43         9,850             1.55           2.02          2.50          28.15
             11.79        (3.74)       12,377             1.66           1.85          2.12          82.20
             13.14         7.25        15,747             1.85           1.87          1.82          55.45
             13.19        19.84        12,291             1.85           2.30          1.57          71.63
------------------------------------------------------------------------------------------------------------
             11.66        (2.74)       16,180             2.20           2.60          1.39          49.85
             12.74        10.76         9,193             2.20           2.67          1.85          28.15
             11.78        (4.36)       12,171             2.31           2.50          1.47          82.20
             13.13         6.56        14,679             2.50           2.52          1.17          55.45
             13.18        19.08         9,747             2.50           2.95          0.92          71.63
------------------------------------------------------------------------------------------------------------
             11.66        (2.74)        3,619             2.20           2.60          1.39          49.85
             12.74        10.76           565             2.20           2.67          1.85          28.15
------------------------------------------------------------------------------------------------------------
             11.66        (2.65)        4,866             2.10           2.50          1.49          49.85
             12.74        10.86         2,868             2.10           2.57          1.95          28.15
             11.78        (4.26)        4,689             2.21           2.40          1.57          82.20
             13.13         6.67         7,342             2.40           2.42          1.27          55.45
             13.18        19.20         5,088             2.40           2.85          1.02          71.63
------------------------------------------------------------------------------------------------------------

                              See notes to the Financial Highlights at page 132.

NOTES TO FINANCIAL HIGHLIGHTS

(1) Ratio of Expenses to Average Net Assets shows:
    Excluding Credits (net expense ratio which is total expenses less fee waivers and reimbursements by the investment adviser).
    Gross (total expenses not taking into account fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any). Periods of less than 1 year are annualized.

(2) On March 1, 1999, the fund changed the load and expense structure of C shares and renamed them M shares. On November 1, 1999, the funds began offering new Class C shares for sale.

(3) Distributions From Net Realized Capital Gains include distributions in excess of current net realized capital gains for IDEX Janus Global Classes A, B and M, for the period ended 10/31/98 in the amount of $0.17; and IDEX
    T. Rowe Price Small Cap Classes A, B, C and M, for the period ended 10/31/00 in the amount of $0.16; IDEX Transamerica Conservative High-Yield Bond Classes A, B, C and M, for the period ended 10/31/00 in the amount of $0.06; IDEX Federated Tax Exempt Classes A, B, C and M, for the period ended 10/31/00 in the amount of $0.11. Distributions From Net Investment Income include distributions in excess of current net investment income for IDEX American Century International Classes A, B and M, for the period ended 10/31/98 in the amount of $0.06, $0.01 and $0.02, respectively; IDEX Janus Growth Class T for the period ended 10/31/98 in the amount of $0.03; IDEX Jennison Equity Opportunity Classes A, B, and M, for the period ended 10/31/97 in the amount of $0.08; IDEX Salomon Investors Value Classes A, B and M for the period ended 10/31/99 in the amount of $0.12; IDEX Transamerica Value Balanced Classes A, B and M for the period ended 10/31/99 in the amount of $0.11.

(4) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase for Class A, Class C or Class T Shares. Periods of less than one year are not annualized.

(5) Periods of less than one year are annualized. The Ratio of Net Investment Income (Loss) to Average Net Assets is based upon Net Investment Income
    (Loss) prior to certain reclassifications as discussed in Note 1 of the Notes to the Financial Statements.

(6) Periods of less than one year are not annualized.

(7) Net Investment Income, the Ratio of Net Investment Income to Average Net Assets and the Portfolio Turnover Rate reflect activity relating to a non-recurring initiative to invest in dividend producing securities.

(8) Calculated based on the average number of shares outstanding during the period.

The notes to the financial statements are an integral part of these statements.

Each operating period reported in the financial statements reflects a twelve-month period, except as follows:

                                                              INCEPTION
FUND                                                             DATE
------------------------------------------------------------------------
IDEX Gabelli Global Growth                                     9/15/2000
IDEX American Century International                             2/1/1997
IDEX American Century Income & Growth                           3/1/2000
IDEX Goldman Sachs Growth                                       3/1/1999
IDEX Great Companies -- America(SM)                            7/14/2000
IDEX Great Companies -- Global(2)                              9/15/2000
IDEX Great Companies -- Technology(SM)                         7/14/2000
IDEX Isabelle Small Cap Value                                   4/2/2001
IDEX Janus Growth & Income                                    12/15/2000
IDEX Munder Net50                                             12/15/2000
IDEX NWQ Value Equity                                           2/1/1997
IDEX PBHG Mid Cap Growth                                        3/1/1999
IDEX PBHG Technology & Communications                           3/1/2000
IDEX Salomon All Cap                                            3/1/1999
IDEX T. Rowe Price Tax-Efficient Growth                         3/1/1999
IDEX T. Rowe Price Small Cap                                    3/1/1999
IDEX Transamerica Equity                                        3/1/2000
IDEX Transamerica Growth Opportunities                          3/1/2000

                                  BOND RATINGS
                                   APPENDIX A

BRIEF EXPLANATION OF RATING CATEGORIES

                                     BOND RATING                           EXPLANATION
                                     -----------                           -----------
STANDARD & POOR'S CORPORATION         AAA          Highest rating; extremely strong capacity to pay principal and interest.
                                      AA           High quality; very strong capacity to pay principal and
                                                   interest.
                                      A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                      BBB          Adequate capacity to pay principal and interest; normally
                                                   exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.
                                      BB,B, and    Predominantly speculative with respect to the issuer's
                                      CC,CC,C      capacity to meet required interest and principal payments.
                                                   BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics
                                                   outweighed by large uncertainties or major risk exposure to adverse conditions.
                                      D            In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to" BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.       Aaa          Highest quality, smallest degree of investment risk.
                                      Aa           High quality; together with Aaa bonds, they compose the
                                                   high-grade bond group.
                                      A            Upper-medium grade obligations; many favorable investment
                                                   attributes.
                                      Baa          Medium-grade obligations; neither highly protected nor
                                                   poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                      Ba           More uncertain, with speculative elements. Protection of
                                                   interest and principal payments not well safeguarded during good and bad times.
                                      B            Lack characteristics of desirable investment; potentially
                                                   low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                                      Caa          Poor standing, may be in default; elements of danger with
                                                   respect to principal or interest payments.
                                      Ca           Speculative in a high degree; could be in default or have
                                                   other marked short-comings.
                                      C            Lowest-rated; extremely poor prospects of ever attaining
                                                   investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                               IDEX MUTUAL FUNDS
                              570 Carillon Parkway
                      St. Petersburg, Florida, 33716-1202

              INVESTMENT ADVISER:                                      CUSTODIAN:
     AEGON/Transamerica Fund Advisers, Inc.                  State Street Bank & Trust Co.
              570 Carillon Parkway
       St. Petersburg, Florida 33716-1202
                  DISTRIBUTOR:                         INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS:
          AFSG Securities Corporation                          PricewaterhouseCoopers LLP
             4333 Edgewood Road NE                          101 E. Kennedy Blvd., Suite 1500
            Cedar Rapids, Iowa 52499                           Tampa, Florida 33602-9919

                                 SUB-ADVISERS:

      AEGON USA INVESTMENT MANAGEMENT, INC.
      4333 Edgewood Road NE
      Cedar Rapids, Iowa 52499

      FRED ALGER MANAGEMENT, INC.
      30 Montgomery Street
      Jersey City, NJ 07302

      AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
      American Century Tower
      4500 Main Street
      Kansas City, MO 64111

      FEDERATED INVESTMENT MANAGEMENT COMPANY
      Federated Investment Tower
      Pittsburgh, Pennsylvania 15222-3779

      GABELLI ASSET MANAGEMENT COMPANY
      One Corporate Center
      Rye, New York 10580-1434

      GOLDMAN SACHS ASSET MANAGEMENT
      32 Old Slip
      New York, New York 10005-3500

      GREAT COMPANIES, L.L.C.
      8550 Ulmerton Road
      Largo, Florida 33771

      IRONWOOD CAPITAL MANAGEMENT LLC
      21 Custom House Street
      Boston, MA 02110
      PACIFIC INVESTMENT MANAGEMENT COMPANY
      840 Newport Center Drive
      Newport Beach, CA 92660

      JANUS CAPITAL CORPORATION
      100 Fillmore Street
      Denver, Colorado 80206-4928

      JENNISON ASSOCIATES LLC
      466 Lexington Avenue
      New York, New York 10017

      LUTHER KING CAPITAL MANAGEMENT
      301 Commerce Street, Suite 1600
      Fort Worth, Texas 76102-4190

      PILGRIM BAXTER & ASSOCIATES, LTD.
      1400 Liberty Ridge Drive
      Wayne, Pennsylvania 19087-5593

      SALOMON BROTHERS ASSET MANAGEMENT INC
      388 Greenwich Street
      New York, NY 10013

      TRANSAMERICA INVESTMENT MANAGEMENT, LLC
      1150 South Olive Street Suite 2700
      Los Angeles, California 90015

      T. ROWE PRICE ASSOCIATES, INC.
      100 East Pratt Street
      Baltimore, Maryland 21202

          SEND YOUR CORRESPONDENCE TO:                             CUSTOMER SERVICE:
          Idex Investor Services, Inc.                    (888) 233-IDEX (4339) toll free call
                 P.O. Box 9015                          Hours: 8 a.m. to 8 p.m. Monday - Friday
         Clearwater, Florida 33758-9015

                        IDEX WEBSITE: www.idexfunds.com

                  THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK

                    Visit our website at www.idexfunds.com

        IDEX Mutual Funds - P.O. Box 9015 - Clearwater, FL - 33758-9015

   Investor Services 1-888-233-4339 - Investment Professionals 1-800-851-7555

                   Distributor: AFSG Securities Corporation

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2002, and in the Fund's Annual and Semi-Annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-6009. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the Annual and Semi-Annual reports, without charge, or to make other inquiries about these funds, call or write to IDEX Mutual Funds at the phone number or address at the top of this page. In the Fund's Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


ISF00002-4/02

--------------------------------------------------------------------------------


                            [IDEX MUTUAL FUNDS LOGO]




                        [NOT FDIC | May Lose Value   ]
                        [INSURED  | No Bank Guarantee]

                    Both the principal value and returns of
                  investments will fluctuate over time, so an
                    investor's shares, when redeemed, may be
                  worth more or less than their original cost

                            IDEX PROTECTED PRINCIPAL
                                   STOCK FUND


                            (IDEX MUTUAL FUNDS LOGO)

                                   PROSPECTUS

                                 MARCH 29, 2002








       Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.

                  THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK

IDEX Mutual Funds ("Fund") consists of several individual funds. Each fund invests in a range of securities, such as stocks and/or bonds. This prospectus offers only IDEX Protected Principal Stock. Please read this prospectus carefully before you invest or send money. It has been written to provide information and assist you in making an informed decision. If you would like additional information, please request a copy of the Statement of Additional Information (SAI) (see back cover).



In addition, we suggest you contact your financial professional or an IDEX customer service representative, who will assist you.


TO HELP YOU UNDERSTAND...


In this prospectus, you'll see symbols like the ones below. These are "icons," graphic road signs that let you know at a glance the subject of the nearby paragraphs. The icons serve as tools for your convenience as you read this prospectus.

(BULLSEYE ICON)
        The target directs you to a fund's goal or objective.


(CHESSPIECE ICON)
        The chess piece indicates discussion about a fund's strategies.


(WARNING SIGN ICON)
        The warning sign indicates the risks of investing in a fund.


(GRAPH ICON)
        The graph indicates investment performance.


(DOLLAR SIGN ICON)
        The dollar sign indicates fees and expenses you may incur.


(QUESTION MARK ICON)
        The question mark provides additional information about the Fund or may direct you to sources for further information.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


 IDEX PROTECTED PRINCIPAL STOCK

IDEX PROTECTED PRINCIPAL STOCK

SUMMARY OF RISKS AND RETURNS
(BULLSEYE ICON)
        OBJECTIVE

THE OBJECTIVE OF IDEX PROTECTED PRINCIPAL STOCK IS TO SEEK TOTAL RETURN. (CHESSPIECE ICON)
        PRINCIPAL STRATEGIES
        AND POLICIES

The fund's sub-adviser, Gateway Investment Advisers, L.P. (Gateway) seeks to achieve this objective by investing at least 80% of the fund's assets in:

- STOCKS

The fund seeks to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. Historically, investments in equities have produced higher rates of return than fixed income investments. While providing higher returns, equity investments tend toward greater fluctuations in value over time, thus being significantly more volatile than fixed income investments. The fund undertakes active measures to reduce equity volatility while investing almost all of its assets in equities.


The fund invests primarily in the 500 stocks included in the S&P 500 index, and in virtually the same proportion as the index. It then writes call options on the index rather than on individual stocks included in its portfolio. Selling index call options reduces the fund's volatility, provides a steady cash flow, and is the fund's primary source of return. Additionally, the fund buys index put options that can protect the fund from a significant market decline over a short period of time. Put options generally increase in value as stock prices decrease. Gateway attempts to maintain a high correlation between the composition of the portfolio and the index. The portfolio may also invest in short-term securities. The combination of the indexed stock portfolio, the steady cash flow from the sale of index call options, and the downside protection from index put options is designed to provide the fund with fairly consistent returns over a wide range of fixed income and equity market environments.


OFFERING PERIOD

This fund has a calendar quarterly access for new purchases. Each quarter will have an Offering Period of approximately three months. Each Offering Period will start on the first business day on or following the fourth calendar day of the calendar quarter. Each Offering Period will end on the first business day on or preceding the fourth calendar day preceding the end of the calendar quarter. Investment into the fund will occur on the first business day of the calendar quarter following each Offering Period (Investment Date).


The INITIAL OFFERING PERIOD will run from April 15, 2002 through June 27, 2002. All orders to purchase shares during the Offering Period must be received no later than June 27, 2002.


Shares of the Fund will then be only offered during the Offering Period except in connection with reinvestment of dividends and any distributions. Please see "Shareholder Information" for a description of the Offering Period.

GUARANTEE


The fund's adviser, AEGON/Transamerica Fund Advisers, Inc. (ATFA), guarantees shareholders a Guaranteed Amount five years after the end of the Offering Period. The Guaranteed Amount will be no less than the value of that shareholder's account on the Investment Date, less extraordinary charges, provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares (Guarantee). Please see the "Shareholder Information" section of this prospectus and the Statement of Additional Information for further information on the Guarantee.


STEP-UP


Starting July 1, 2003 and then thereafter annually, a current Fund shareholder may wish to "bank" his or her account appreciation in value by electing the "step-up" option available in connection with the Guarantee. By electing the step-up option, on the step-up date the shareholder will establish a new Guaranteed Amount with a new five-year period for his or her account, thus canceling the initial Guaranteed Amount and five-year period. The new Guaranteed Amount will be based on the account value (including reinvested dividends and distributions) as of the close of business on the step-up date, less extraordinary charges, such as litigation and other expenses not incurred in the ordinary course of the fund's business.

(WARNING SIGN ICON)
        PRINCIPAL RISKS

- STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the stocks the fund holds fluctuate in price, the value of your investment in the fund will go up and down if you redeem before the Guarantee Maturity Date.


- OPTION STRATEGY RISK



When the fund sells index call options, it receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. As a result, the fund's ability to participate in a rising stock market may be limited, and therefore, the use of index call options represents some loss of opportunity, or opportunity cost, compared to a fund that is more heavily invested in equities. When the fund purchases index put options, it risks the loss of the cash paid for the options. Under certain circumstances, the fund may not own any put options, resulting in increased risk during a market decline.


- MARKET RISK

The fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here and abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate.



YOU MAY LOSE SOME OR ALL OF THE VALUE OF YOUR GUARANTEED AMOUNT IF YOU REDEEM FUND SHARES BEFORE THE END OF YOUR GUARANTEE PERIOD!


- INVESTOR PROFILE

This fund may be appropriate for the investor who has an investment time horizon of at least 5 years and is a conservative investor who seeks potential for growth but places a premium on capital preservation.
(GRAPH ICON)
        PAST PERFORMANCE


Because the fund commenced operations in 2002, no historical performance information is presented here. Performance information will be presented for the fund after it has been in operation for one complete calendar year.

(DOLLAR SIGN ICON)
        FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
---------------------------------------------------------
---------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)

                                    CLASS OF SHARES
                               A      B      C       M
---------------------------------------------------------
Maximum sales charge (load)
imposed on purchases
(as a % of offering price)    5.50%  None   None     1.00%
Maximum deferred sales
charge (load)                 None(a) 5.00% None     1.00%(b)
(as a percentage of purchase price or
redemption proceeds, whichever is lower)

---------------------------------------------------------
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

   % OF AVERAGE DAILY NET ASSETS     CLASS OF SHARES
                                A       B       C       M
-----------------------------------------------------------
Management fees                1.30%   1.30%   1.30%   1.30%
Distribution and service
(12b-1) fees                   0.35%   1.00%   1.00%   0.90%
Other expenses (c)             2.70%   2.70%   2.70%   2.70%
                                 --------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             4.35%   5.00%   5.00%   4.90%
EXPENSE REDUCTION (D)          2.10%   2.10%   2.10%   2.10%
-----------------------------------------------------------
NET OPERATING EXPENSES         2.25%   2.90%   2.90%   2.80%
-----------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.
(b) Purchases of Class M shares are subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase.

(c) Because the fund will commence operations in 2002, the "Other expenses" are estimates.


(d) Contractual arrangement with AEGON/Transamerica Fund Advisers, Inc. through 4/30/03, for expenses that exceed 1.90%, excluding 12b-1 fees. ATFA is entitled to reimbursement by the fund of fees waived or reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized fund operating expenses are less than 1.90%.



A $10 semi-annual fee is imposed on accounts open for over 2 years that are below a minimum balance of $500 due to redemptions. See page 10.

---------------------------------------------------------
---------------------------------------------------------
EXAMPLE

This example is here to help you compare the cost of investing in this fund with that of other mutual funds. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $766    $1,616
    B          $793    $1,614
    C          $293    $1,314
    M          $479    $1,373
------------------------------


If the shares are not redeemed:


SHARE CLASS   1 YEAR   3 YEARS
------------------------------
    A          $766    $1,616
    B          $293    $1,314
    C          $293    $1,314
    M          $380    $1,373
------------------------------

DEFINITIONS AND HOW THE FUND WILL OPERATE



The fund will generally operate in such a way that investments may be made into the fund approximately four times per year (once per quarter). You may subscribe for shares at other times during the year (during an "Offering Period") at which time your money will be invested in IDEX Transamerica Money Market (money market) shares while waiting for the upcoming fund investment date (when your funds will be switched into the fund according to the fund's quarterly cycles).



Your money market investment will earn any dividends paid by that fund while you own those shares.



You may redeem money market shares at any time while you hold them during an offering period at the money market fund's net assets value (NAV), less any applicable CDSC charges, but your remaining money market investment intended to be invested in to the fund on the Investment Date must be sufficient to meet the fund's initial investment minimums ($5,000 for non-qualified accounts, $2,000 for tax-qualified accounts such as IRAs). Further, you may redeem shares of the fund at any time at NAV, less any applicable CDSC charges.



The fund's adviser provides a guarantee against market declines of your investment as of a specific date, subject to various conditions described below. Specific terms of your investment in this fund are described below.



OFFERING PERIOD



The Offering Period is the time during which you may subscribe for shares of the fund.



An Offering Period generally begins on the fourth day after the beginning of each calendar quarter (or next business day thereafter) and ends four days prior to the end of that calendar quarter. The first business day of the subsequent calendar quarter represents an Investment Date. Orders to purchase shares are accepted only during an Offering Period or on an Investment Date. During an Offering Period, your purchase will be invested in shares of IDEX Transamerica Money Market. You may redeem money market shares purchased during the Offering Period at any time up until the Investment Date.



On the Investment Date, all investments received during the preceding Offering Period as well as any valid orders received for the fund on the Investment Date will be invested into your account in the fund. The Investment Date also represents the start of the Guarantee provision; this Guarantee Period lasts five years and ends on the Guarantee Maturity Date.



The fund will continue to operate in this continuous quarterly offering/investment cycle.



THE GUARANTEE



While the fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Guarantee provides protection against a falling equity marketplace. The fund's adviser, AEGON/Transamerica Fund Advisers Inc. (ATFA), guarantees that if your account value at the Guarantee Maturity Date is less than the then current Guaranteed Amount at that date, this shortfall will be credited to your account to bring it up to the Guaranteed Amount as of that date. The Guarantee Period is the 5-year period ending on the Guarantee Maturity Date.



ATFA's guarantee to the fund's shareholders is supported financially by an agreement with an affiliated insurance company, Peoples Benefit Life Insurance Company (Peoples Benefit), whereby Peoples Benefit guarantees payment of ATFA's (or a successor investment adviser's) obligations to shareholders under the Guarantee. ATFA pays Peoples Benefit a fee at the annual rate of 0.50% of the fund's average daily net value for this financial support. ATFA pays this fee out of its own assets.



THERE ARE CONDITIONS TO THIS GUARANTEE AND YOUR GUARANTEED AMOUNT CAN INCREASE OR DECREASE DUE TO CERTAIN EVENTS DESCRIBED BELOW.



The Guaranteed Amount is initially equal to the value of your account on the Investment Date. You must reinvest any fund dividends and distributions in additional fund shares since the cash distribution option is not available for this fund. The reinvestment of dividends and distributions will not increase your Guaranteed Amount. Please note that dividends and distributions will be treated as taxable to you even if reinvested in additional fund shares.



YOUR GUARANTEED AMOUNT IS REDUCED BY ANY REDEMPTIONS YOU MAKE FROM YOUR FUND ACCOUNT DURING A GUARANTEE PERIOD(S) AS WELL AS INSTANCES WHERE THE FUND INCURS EXTRAORDINARY CHARGES (WHICH INCLUDES LITIGATION AND OTHER EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF BUSINESS). PLEASE NOTE THAT THE GUARANTEED AMOUNT DOES NOT INCLUDE ANY FRONT-END SALES LOADS OR CDSC CHARGES THAT YOU INCUR.



The Guaranteed Amount can be increased under the Step-Up Election. If your account value is greater than the current Guaranteed Amount on the Step-Up Date, you may elect to "step-up" or "bank" this increased value. This election is available only once per year on the Step-Up Date which is expected to be July 1 (or the next business day thereafter) of each year beginning in 2003. If you make this election, you agree to start a new 5 year Guarantee Period ending on the new Guarantee Maturity Date (5 years after the Step-Up Date).



In summary, if you maintain your fund investment through the Guarantee Maturity Date and make no redemptions, you will be entitled to the value of your account on the Guarantee Maturity Date plus any shortfall between your account value and the then current Guaranteed Amount on that date less any fund expenses not covered by the Guarantee. Your applicable account value will be redeemed on the Guaranteed Maturity Date. You may elect to receive the redemption proceeds plus any shortfall or elect to invest the amounts in another IDEX fund. If you make no election, the amounts will be placed in your bank account or a check will be sent to your address of record depending upon the account features you have selected. The redemption on the Guaranteed Maturity Date or after that date will result in a taxable event for shareholders.

EXAMPLE. Assume you submit an application to purchase Class A shares of the fund during an Offering Period in the amount of $21,200. Your money is therefore invested in IDEX Transamerica Money Market Class A at the public offering price. After deducting the 5.50% sales load, $20,000 is your money market initial account value. Assume $70 in dividends is reinvested into your money market account up until the Investment Date; your money market account is now worth $20,070 at the end of the Offering Period. This is your Guaranteed Amount that will be invested in your fund account as of the Investment Date.



Assume further that your account value has increased to $22,000 due to growth in your fund's price (market appreciation) as of the Step-Up Date in 2003. If you so elect, you may elect to "step-up" your Guaranteed Amount to $22,000 (assuming no redemptions or extraordinary charges) upon proper notice to IDEX. Your Guarantee Period has restarted to end 5 years after this Step-Up event (which would be July 1, 2008), and your Guaranteed Amount is now $22,000.



ALTHOUGH YOU MAY REDEEM some of your fund shares at current market value at any time, any such redemptions will reduce your Guaranteed Amount to which you are entitled as would any extraordinary charges. Fund dividends and distributions are required to be reinvested into your account. If you redeem all of your fund shares prior to the Guarantee Maturity Date, you are not entitled to any claim under this Guarantee. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a CDSC.



Your Guaranteed Amount will include each dividend and any distributions paid by the fund. Shareholders' Guaranteed Amounts will be reduced by any redemption from the fund and any extraordinary charges that the fund incurs. You may obtain your Guaranteed Amount by calling (888) 233-IDEX (4339).

EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION


In this section you will find a description of the risks of both principal and non-principal investments of the fund. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.


(CHESSPIECE ICON)
        DIVERSIFICATION.



- As a fundamental policy, with respect to 75% of the total assets of a fund, the fund may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some funds, in other types of cash items.


- As a fundamental policy with respect to 75% of the total assets of a fund, the fund will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the fund's total assets.


(CHESSPIECE ICON)

        CONCENTRATION. The fund will not invest 25% or more of its total assets in any one particular industry, other than U.S. government securities.


(WARNING SIGN ICON)
        INVESTING IN COMMON STOCKS. Many factors cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your fund holds stocks, there is a risk that some or all of them may be down in price when you choose to sell fund shares, causing you to lose money. This is called market risk.

(WARNING SIGN ICON)

        VOLATILITY. The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk because even though your fund may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile fund is down, you could lose more. Price changes may be temporary and for extended periods.



- SELLING INDEX CALL OPTIONS. Selling call options reduces the risk of owning stocks, but it limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.



-PURCHASING INDEX PUT OPTIONS. The fund risks losing all or part of the cash paid for purchasing index put options.



-CLOSING OPTION TRANSACTIONS. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the fund's option strategies.



(WARNING SIGN ICON)


        PORTFOLIO TURNOVER. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year. The fund does not expect its turnover rate will equal or exceed 100%.

(QUESTION MARK ICON)


          INVESTMENT STRATEGIES. The fund is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Trustees. The fund is not under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the fund to other risks and considerations, which are discussed in the fund's SAI.



(WARNING SIGN ICON)



          VARIOUS INVESTMENT TECHNIQUES. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the fund's portfolio of investments and are not used for leverage. Use of such strategies may result in the fund manager's failure to achieve the fund's goals. Also, limiting losses in this manner may cap possible gains.



(WARNING SIGN ICON)



          TEMPORARY DEFENSIVE STRATEGIES. For temporary defensive purposes, the fund may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When the fund increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when the fund assumes a temporary defensive position it may not be able to achieve its investment objective.

HOW THE IDEX FUNDS ARE MANAGED AND ORGANIZED

IDEX Mutual Funds is run by a Board of Trustees.


The assets of the fund are managed by an investment adviser, who in turn selects a sub-adviser, who has hired fund managers. All such advisers to the funds are supervised by the Board of Trustees. You can find information about the Trustees and officers of the Fund in the SAI.



AEGON/TRANSAMERICA FUND ADVISERS, INC. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, serves as investment adviser to the Fund.


The investment adviser hires sub-advisers to furnish investment advice and recommendations and has entered into sub-advisory agreements with each sub-adviser. The investment adviser also monitors the sub-advisers' buying and selling of securities and administration of the funds. For these services, it is paid an advisory fee. This fee is based on the average daily net assets of each fund, and is paid at the rates shown in the table below.


ATFA is a wholly-owned subsidiary of Western Reserve Life Assurance Co. of Ohio (Western Reserve), and Western Reserve is a wholly-owned subsidiary of First AUSA Life Insurance Company (First AUSA). First AUSA is a stock life insurance company and is wholly-owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.


AEGON/Transamerica Series Fund, Inc. (ATSF) received an Order from the Securities and Exchange Commission (Release IC-23379 dated August 5, 1998) that permits the Fund and the investment adviser, AEGON/Transamerica Fund Advisers, Inc., subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a fund pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

The Order was issued to ATSF and is applicable to all open-end management investment companies advised by the adviser, or a person controlling, controlled by, or under common control with the adviser. ATSF and IDEX are affiliates and both are advised by the same adviser, thus the Order includes both ATSF and IDEX. IDEX will also refer to this Order for any of the transactions listed above.


Gateway serves as sub-adviser for IDEX Protected Principal Stock.



                                 ADVISORY FEES



                                         IDEX
AVERAGE DAILY                          PROTECTED
NET ASSETS                          PRINCIPAL STOCK
---------------------------------------------------
First $100 million                       1.30%
---------------------------------------------------
over $100 million                        1.25%
---------------------------------------------------



Day-to-day management of the investments in the fund is the responsibility of the fund manager. The fund manager for the fund is:



FUND MANAGER


J. PATRICK ROGERS, CFA, serves as manager of this fund. Mr. Rogers joined Gateway Investment Advisers, Inc., general partner of Gateway Investment Advisers, L.P., in 1989 and has been its president and a member of its board of directors since 1995. He has managed the portfolio of the Gateway Fund since 1997, having served as co-portfolio manager from 1994 through 1996. He has been manager of the Gateway VIT, and Cincinnati Funds since inception. In addition, he is president of the Gateway Variable Insurance Trust, and is president and a trustee of The Gateway Trust. Gateway has provided investment advisory services since 1977.

SHAREHOLDER INFORMATION

(QUESTION MARK ICON)
        OPENING AN ACCOUNT


If you are opening an account through a registered representative, he or she can assist you with all phases of your investment.


If you are investing through an authorized dealer, the dealer is responsible for opening your account and providing your taxpayer ID number. If you already have an IDEX account, you do not need additional documentation.

The Fund or its agents may reject a request for purchase of shares at any time, including any purchase under the exchange privilege.

NEW ACCOUNT APPLICATION

Fill out the New Account Application form which is included in this prospectus. IRAs and other retirement accounts require a different application, which you can request by calling 1-888-233-IDEX (4339) or visiting www.idexfunds.com. You can avoid future inconvenience by signing up for any services you think you may later use.

Note: On your application, be sure to include your social security number or taxpayer identification number. If you don't, your account may be subject to backup withholding, or be closed.


There are many ways that you can pay for your shares. The fund's minimum initial purchase for non-qualified accounts is $5,000 and $2,000 for qualified accounts. The fund does not allow additional purchases through an Automated Investment Plan.


The Securities and Exchange Commission (SEC) is taking an active interest in money laundering because money laundering presents a serious risk to the soundness of financial markets, opens financial service firms to criminal liability, and can ruin the reputation of implicated firms. Therefore, IDEX does not accept cashier's checks, money orders or travelers checks.
(QUESTION MARK ICON)
        SHARE TRANSACTIONS

Depending on privileges established on your account, you may buy, sell or exchange shares in several ways. You may do so in writing, by phone request or you may access your account through the internet. You may make payments, or receive payment for your redemptions, via an electronic funds transfer or by check.
(QUESTION MARK ICON)
        HOW TO SELL SHARES

Your request to sell your shares and receive payment may be subject to:


- the privileges or features established on your account such as telephone transactions


- the type of account you have, and if there is more than one owner
- the dollar amount you are requesting; redemptions over $50,000 must be in writing and those redemptions greater than $100,000 require a written request with a signature guarantee

- a written request or signature guarantee may be required if there have been recent changes made to your account (such as an address change) or other such circumstances. A signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee your signature. Notarization is not an acceptable substitute.

There are several ways to request redemption of your shares:

- in writing (by mail or fax)

- by internet access to your account(s) at www.idexfunds.com

- by telephone request using our touch-tone automated system, IDEX InTouch(SM), or by a person-to-person verbal request

The proceeds of your redemption may be paid by check, or by direct deposit to your bank account subject to any restrictions that may be applicable. Purchases will be held at IDEX until your funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.


Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. Please see the SAI for more details.

(QUESTION MARK ICON)
        HOW TO EXCHANGE SHARES


During an Offering Period, you can exchange purchases from other IDEX funds into IDEX Protected Principal Stock but they are subject to the $5,000 minimum for non-qualified accounts and $2,000 for qualified accounts).



You can exchange shares from IDEX Protected Principal Stock to another IDEX fund subject to a minimum exchange amount of $500.



Any CDSC will be calculated from the date you bought your original shares. This means your new shares will be the same age as your old shares, so your sales charge will not increase because of the exchange.



Prior to making exchanges into another IDEX fund that you do not own, read the prospectus of that fund carefully. You can request share exchanges over the telephone unless you have declined the privilege on your application. You can also exchange shares of the same class automatically at regular intervals, from one fund to another.

SPECIAL SITUATIONS FOR EXCHANGING SHARES



- You may not exchange shares of the fund for Class T shares of IDEX Janus
  Growth.


- The Fund reserves the right to modify or terminate the exchange privilege at any time upon 60 days written notice.


- Exchanges to IDEX Protected Principal Stock are limited to calendar quarterly openings as stated in this prospectus.


MARKET TIMING/EXCESSIVE TRADING

THE FUND DOES NOT PERMIT MARKET TIMING OR EXCESSIVE TRADING AND HAVE ADOPTED SPECIAL POLICIES TO DISCOURAGE THIS ACTIVITY. IF YOU WISH TO ENGAGE IN SUCH PRACTICES, WE REQUEST YOU DO NOT ATTEMPT TO PURCHASE SHARES OF ANY OF THE FUNDS.

Some investors try to profit from various short-term or frequent trading strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one fund to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management, hurt fund performance and drive fund expenses higher. These costs are borne by all shareholders, including the long-term investors who do not generate these costs.


The exchange privilege is not intended as a vehicle for short-term or excessive trading. The fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) will be considered excessive trading, although each Fund reserves the right to impose restrictions even if there are less frequent transactions.



Specifically, the fund reserves the right to reject any request to purchase or exchange shares that it determines may be disruptive to efficient fund management and harmful to existing shareholders. Such a request could be rejected because of the timing of the investment or because a history of excessive trading by the shareholder or accounts under common control. Of course, shareholders will have the ability to redeem their shares, although repurchase may be restricted.

(QUESTION MARK ICON)
        OTHER ACCOUNT INFORMATION

MINIMUM PURCHASES


- $2,000 for qualified accounts



- $5,000 for non-qualified accounts

If your check, draft or electronic transfer is returned unpaid by your bank, the Fund may charge a $15 fee.

PRICING OF SHARES


The fund's price (NAV) is calculated on each day the New York Stock Exchange
(NYSE) is open for business.


The NAV of fund shares is not determined on days the NYSE is closed (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The NAV of each class is calculated by dividing its assets less liabilities by the number of its shares outstanding.


If the Fund receives your order by regular closing time of the NYSE (usually 4 p.m. New York time), you will pay or receive that day's NAV plus any applicable sales charges. If later, it will be priced based on the next day's NAV. Share prices may change when a fund holds shares in companies traded on foreign exchanges that are open on days the NYSE is closed. (It is anticipated that this fund will be offered on a quarterly basis.)


In determining NAV, each fund's portfolio investments are valued at market value. Investments for which quotations are not readily available are valued at fair value determined in good faith under the supervision of the Board of Trustees.

MINIMUM ACCOUNT BALANCE

Due to the proportionately higher cost of maintaining customer accounts with balances below the stated minimums for each class of shares, the Fund reserves the right to close such accounts. However, the Fund will provide a 60-day notification to you prior to assessing a minimum account fee, or closing any account. The following describes the fees assessed to accounts with low balances:

No fees will be charged on:

- accounts opened within the preceding 24 months

- accounts owned by individuals which, when combined by social security number, have a balance of $5,000 or more

-----------------------------------------------------
ACCOUNT BALANCE                    FEE ASSESSMENT
-----------------------------------------------------
If your balance is below       $10 fee assessed every
$500 due to redemptions        6 months, until
                               balance reaches $500
If your balance is below       Your account will be
$250, due to redemptions       charged a fee and be
                               liquidated; any
                               applicable CDSC will
                               be deducted, and a
                               check will be mailed
                               to the address of
                               record
-----------------------------------------------------

TELEPHONE TRANSACTIONS


The Fund and Idex Investor Services, Inc. (IIS or IDEX) are not liable for complying with telephone instructions which are deemed by them to be genuine.

The Fund and IIS will employ reasonable procedures to help ensure telephone instructions are genuine. In situations where the Fund or IIS reasonably believe they were acting on genuine telephone instructions, you bear the risk of loss. These procedures may include requiring personal identification, providing written confirmation of transactions, and tape recording conversations. The Fund has the right to modify the telephone redemption privilege at any time.

Telephone redemption with payment by check is not allowed within 10 days of a change of registration/ address. Call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI for details. You may redeem up to $50,000 worth of shares by phone and get your money by direct deposit to a pre-authorized bank account. No fee is charged.

PROFESSIONAL FEES

Your financial professional may charge a fee for his or her services. This fee will be in addition to any fees charged by IDEX. Your financial professional will answer any questions that you may have regarding such fees.

REDEMPTIONS TRANSACTIONS PAID BY BANK WIRE

In most cases, the Fund can send your redemption money via a federal funds bank wire. The Fund charges a $10 fee for this service, in addition to any fee your bank may charge. For more details, call IDEX Customer Service (1-888-233-IDEX
(4339)) or see the SAI.

REINVESTMENT PRIVILEGE


Within a 90 day period after you sell your shares, you have the right to "reinvest" your money in the same class if there is an Offering Period during the 90 day reinvestment period. You will not incur a new sales charge if you use this privilege within the allotted time frame. Any CDSC you paid on your shares will be credited to your account. You may reinvest the proceeds of a Class B share sale (less the CDSC) in Class A shares without paying the up-front sales charge. Send your written request to the Fund along with your check for your reinvestment privileges.


STATEMENTS AND REPORTS


Prior to a step-up date, the fund will notify you of the step-up date and of your option to elect a new Guaranteed Amount with a new five-year period. The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. Please review the confirmation statement carefully and promptly notify IDEX in writing of any error or you will be deemed to have ratified the transaction as reported to you. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.



Financial reports for the fund, which include a list of the holdings, will be mailed twice a year to all shareholders.


A Historical Statement may be ordered for transactions of prior years.

SHARE CERTIFICATES

The Fund does not issue share certificates. If you are redeeming or exchanging shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered mail, but do not endorse them.

PERSONAL SECURITIES TRADING


The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy that has been adopted by the Board of Trustees of the Fund. Access Persons must use the guidelines established by this Policy for all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's sub-advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their particular business needs. Each sub-adviser must report to the Board of Trustees on a quarterly basis with respect to the administration and enforcement of such Policy, including any violations thereof which may potentially affect the Fund.

(QUESTION MARK ICON)
        DISTRIBUTIONS AND TAXES


The fund intends to elect and qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the fund will not be subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.



TAXES ON DISTRIBUTIONS FROM THE FUND


The following summary does not apply to:


- qualified retirement accounts; or



- tax-exempt investors.



Fund distributions are taxable to you as ordinary income to the extent they are attributable to a fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable to you as long-term capital gain (at the federal maximum rate of 20%) to the extent they are attributable to the fund's excess of net long-term capital gains over net short-term capital losses. Any amounts paid to you on the Guarantee are taxable to you as ordinary income. The tax status of any distribution is the same regardless of how long you have been a shareholder of the fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a fund in January may be taxable to shareholders as if they were received on the prior December 31. The tax status of dividends and distributions for each calendar year will be detailed in your annual tax statement or tax forms from the Fund.

DISTRIBUTIONS FROM IDEX PROTECTED PRINCIPAL STOCK


Distributions from the fund are required to be reinvested.



TAXES ON THE SALE OF SHARES


Any sale or exchange or redemption of fund shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement or other tax- advantaged account). You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares based upon the difference between your cost (basis) in the shares and the amount you receive for them. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends that were received with respect to the shares.

If you receive an exempt-interest dividend on shares that are held by you for six months or less, any loss on the sale or exchange of the shares will be disallowed to the extent of such dividend amount.

WITHHOLDING TAXES

The Fund will be required to withhold 31% of any reportable income payments made to a shareholder (which may include dividends, capital gain distributions, and share redemption proceeds) if the shareholder has not provided an accurate taxpayer identification number to the Fund in the manner required by IRS regulations.


NON-RESIDENT ALIEN WITHHOLDING


If you are a non-U.S. investor, your financial professional should determine whether Fund shares may be sold in your jurisdiction. Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends, capital gains and redemptions may be subject to non-resident alien withholding.

Additionally, a valid IRS W-8 form is required if you are not a U.S. citizen or resident alien. Documentary evidence may also be required if a U.S. address is indicated or if your permanent address is not the same as your mailing address. Please see the instructions on one of the new series of IRS W-8 forms.

OTHER TAX INFORMATION

This tax discussion is for general information only. In addition to federal income taxes, you may be subject to state, local or foreign taxes on payments received from the Fund. More information is provided in the SAI. You should also consult your own tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

            HOW TO BUY SHARES                      TO OPEN A NEW ACCOUNT (FIRST-TIME IDEX INVESTORS)
----------------------------------------------------------------------------------------------------------

 BY MAIL                                      Send your completed application and check payable to:
   (ICON)                                     Idex Investor Services, Inc., P.O. Box 9015, Clearwater,
                                              Florida 33758-9015;
                                              For Overnight Delivery: 570 Carillon Parkway, St.
                                              Petersburg, Florida 33716
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 The dealer is responsible for opening your account and
                                              providing IDEX with your Taxpayer ID Number. The minimum
   (ICON)                                     order from an authorized dealer is $2,000 for a qualified
                                              account and $5,000 for a non-qualified account.
----------------------------------------------------------------------------------------------------------
                                              TO ADD TO YOUR EXISTING ACCOUNT
----------------------------------------------------------------------------------------------------------
 BY CHECK                                     Make your check payable to Idex Investor Services, Inc. and
   (ICON)                                     mail it to: P.O. Box 9015, Clearwater, FL 33758-9015; or,
                                              for overnight delivery: 570 Carillon Parkway, St.
                                              Petersburg, FL 33716. Third party checks, or checks endorsed to IDEX, will not be accepted. All checks must be made
                                              payable to Idex Investor Services, Inc. IDEX will not accept cashier's checks, money orders, traveler's checks or cash.
----------------------------------------------------------------------------------------------------------
 BY TELEPHONE                                 The electronic funds transfer privilege must be established
   (ICON)                                     in advance, when you open your account, or by adding this
                                              feature to your existing account. Select "Electronic Bank
                                              Link" on the Application or write to the Fund. Funds can
                                              then be transferred electronically from your bank to the
                                              Fund. Call IDEX Customer Service to invest by phone, either through our automated IDEX InTouch(SM) system
                                              (1-888-233-IDEX (4339)), or by speaking directly with your representative. Shares will be purchased via electronic
                                              funds when the money is received by IDEX, usually 2-4
                                              business days after the request.
----------------------------------------------------------------------------------------------------------
 THROUGH AUTHORIZED DEALERS                   If your dealer has already established your account for you, no additional documentation is needed. Call your dealer to
   (ICON)                                     place your order. The dealer's bank may charge you for a
                                              wire transfer. (The Fund currently does not charge for this service.) The Fund must receive your payment within three
                                              business days after your order is accepted.
----------------------------------------------------------------------------------------------------------
 BY THE INTERNET                              You may request a transfer of funds from your bank account
   (ICON)                                     to the Fund. Visit our website at www.idexfunds.com. Payment will be transferred from your bank account electronically.
                                              Shares will be purchased via electronic funds when the money is received by IDEX, usually 2-4 business days after the
                                              request.
----------------------------------------------------------------------------------------------------------
 BY WIRE TRANSFER                             Request that your bank wire funds to the Fund. You must have an existing account to make a payment by wire transfer. Ask
   (ICON)                                     your bank to send your payment to:
                                                  Bank of America, NA, Tampa, FL, ABA# 063100277,
                                                  Credit: Idex Investor Services Acct #: 3601194554,
                                                  Ref: Shareholder name, IDEX fund and account numbers.
----------------------------------------------------------------------------------------------------------

          TO RECEIVE PAYMENT BY                              HOW TO REQUEST YOUR REDEMPTION
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT -- ACH                        Call IDEX Customer Service (1-888-233-IDEX (4339)) to verify
   (ONLY FOR ACCOUNTS THAT ARE NOT            that this feature is in place on your account. Maximum
   QUALIFIED RETIREMENT PLANS)                amount per day is the lesser of your balance or $50,000.
   (ICON)                                     Request an "ACH redemption" in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
                                              person-to-person), or by internet access to your account.
                                              Payment should usually be received by your bank account 3-5 banking days after your request. The Fund does not charge
                                              for this payment option. Certain IRAs and Qualified Plans
                                              may not be eligible for ACH redemptions.
----------------------------------------------------------------------------------------------------------
 DIRECT DEPOSIT                               Call IDEX Customer Service (1-888-233-IDEX (4339)) to be
   (ELECTRONIC FUNDS TRANSFER-FEDERAL         sure this feature is in place on your account. Maximum
   FUNDS BANK WIRE)                           amount per day is the lesser of your available balance or
                                              $50,000 (with a minimum of $1,000). Request an "Expedited
   (ICON)                                     Wire Redemption" in writing, or by phone (person-to-person request). Payment should be received by your bank account
                                              the next banking day after your request. The Fund charges
                                              $10 for this service. Your bank may charge a fee as well.
----------------------------------------------------------------------------------------------------------
 CHECK TO THE ADDRESS OF RECORD               WRITTEN REQUEST:
                                              Send a letter requesting a withdrawal to the Fund and
   (ICON)                                     include any share certificates you may have. Specify the
                                              fund, account number, and dollar amount or number of shares you wish to redeem. Mail to: Idex Investor Services, P.O.
                                              Box 9015, Clearwater, FL 33758-9015. Attention: Redemptions.
                                              Be sure to include all account owners' signatures and any
                                              additional documents, as well as a signature guarantee(s) if required (see "How To Sell Shares").
                                              TELEPHONE OR INTERNET REQUEST:
                                              If your request is not required to be in writing (see "How
                                              To Sell Shares"), you may call IDEX Customer Service
                                              (1-888-233-IDEX (4339)) and make your request using the
                                              automated IDEX InTouch(SM) system (1-888-233-IDEX (4339)), by person-to-person, or by accessing your account on the
                                              internet. Maximum amount per day is the lesser of your
                                              available balance or $50,000.
                                              For your protection, if an address change was made in the
                                              last 10 days, IDEX requires a redemption request in writing, signed and signature guaranteed by all shareholders.
----------------------------------------------------------------------------------------------------------
 CHECK TO ANOTHER PARTY/ADDRESS               This request must be in writing, regardless of amount, with all account owners' signatures guaranteed. Mail to: Idex
   (ICON)                                     Investor Services, Inc., P.O. Box 9015, Clearwater, FL
                                              33758-9015. Attention: Redemptions.
----------------------------------------------------------------------------------------------------------
 BY EXCHANGE                                  You may request an exchange in writing, by phone (automated
                                              IDEX InTouch(SM) system (1-888-233-IDEX (4339)) or
   (ICON)                                     person-to-person), or by accessing your account through the internet.
----------------------------------------------------------------------------------------------------------

 THROUGH AN AUTHORIZED DEALER                 You may redeem your shares through an authorized dealer.
                                              (They may impose a service charge.) Contact your Registered
   (ICON)                                     Representative or call IDEX Customer Service (1-888-233-IDEX
                                              (4339)) for assistance.
----------------------------------------------------------------------------------------------------------
 NOTE: Purchases must be held at IDEX until the funds have cleared or up to 15 calendar days before they are eligible for redemption. Certain exceptions may apply.
----------------------------------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


The Fund offers four share classes, each with its own sales charge and expense structure.


The amount of your investment and the amount of time that you plan to hold your shares will determine which class of shares you should choose. You should make this decision carefully because all of your future investments in your account will be in the same share class that you designate when you open your account. Your financial professional can help you choose the share class that makes the best sense for you.

If you are investing a large amount and plan to hold your shares for a long period, Class A or Class M shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B shares (if you plan to invest for a period of at least 6 years) or Class C shares (if you plan to invest for a period of less than 6 years).

The Fund may, at any time and in its sole discretion, add, delete, or change the sales charges for any share class.

CLASS A SHARES -- FRONT LOAD


With Class A shares, you pay an initial sales charge only when you buy shares. (The offering price includes the sales charge.) You may pay an initial sales charge on IDEX Transamerica Money Market purchases in conjunction with subscription purchases of the fund.



If you are investing $1 million or more (either as a lump sum or through any of the methods described above), you can purchase Class A shares without any sales charge. However, if you redeem any of those shares within the first 24 months after buying them, you will pay a 1.00% CDSC.





------------------------------------------------------------------------------------------------------
    CLASS A SHARES -          CLASS B SHARES -          CLASS C SHARES -          CLASS M SHARES -
       FRONT LOAD                BACK LOAD                 LEVEL LOAD                LEVEL LOAD
------------------------------------------------------------------------------------------------------

- Initial sales charge    - No up-front sales       - No up-front sales       - Initial sales charge
  of 5.50% (including     charge                    charge                    of 1.00%
  purchases of IDEX
Transamerica Money        - Deferred sales charge   - No deferred sales       - 12b-1 distribution and
  Market in conjunction   of 5.00% or less on       charge                      service fees of 0.90%
  with purchases of the    shares you sell within                               per year
  fund)                     5 years (see deferred   - 12b-1 distribution and
                            sales charge table        service fees of 1.00%   - Deferred sales charge
- Discounts of sales        below)                                            of 1.00% if you sell
  charge for larger                                 - No conversion to Class    within 18 months of
  investments (see Class  - 12b-1 distribution and  A shares; expenses do       purchase
  A Share Quantity          service fees of 1.00%     not decrease
  Discounts Table)                                                            - Automatic conversion
                          - Automatic conversion                              to Class A Shares after
- 12b-1 distribution and  to Class A shares after                               10 years, reducing
  service fees of 0.35%     8 years, reducing                                   future annual expenses
                            future annual expenses
- Lower annual expenses
  than Class B, C or M
  shares due to lower
  12b-1 distribution and
  service fees
------------------------------------------------------------------------------------------------------

CLASS B SHARES -- BACK LOAD


Class B shares are sold in amounts up to $250,000. With Class B shares, you pay no initial sales charge when you invest, but you are charged a CDSC when you sell shares you have held for five years or less, as described in the table below.


Class B shares automatically convert to Class A shares after 8 years, lowering annual expenses from that time on.
               CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES


                                            AS A % OF
                                          DOLLAR AMOUNT
                                           (SUBJECT TO
         YEAR AFTER PURCHASING               CHANGE)
-------------------------------------------------------
    First                                       5%
    Second                                      5%
    Third                                       4%
    Fourth                                      4%
    Fifth                                       3%
    Sixth                                       0%
    Seventh and Later                           0%



* Exchanges from the fund to other IDEX funds will be subject to the normal CDSC schedule of the receiving fund.


CLASS C SHARES -- LEVEL LOAD

With Class C shares, you pay no initial sales charge or CDSC. There are 12b-1 distribution and service fees of up to 1.00% per year.

CLASS M SHARES -- LEVEL LOAD


Class M shares are sold in amounts up to $1 million. With Class M shares, you pay an initial sales charge of 1.00% based on offering price. (The offering price includes the sales charge.) There are 12b-1 distribution and service fees of 0.90% per year. If you redeem within 18 months from the date of purchase, you will incur a CDSC of 1.00%.



CONTINGENT DEFERRED SALES CHARGE


Your shares may be subject to a CDSC. Dividends and capital gains are not subject to the sales charge. There is no charge on any increase in the value of your shares. To ensure that you pay the lowest CDSC possible, the Fund will always use the shares with the lowest CDSC to fill your redemption requests. If your shares are worth less than when you bought them, the charge will be assessed on their current, lower value. In some cases, the sales charge may be waived.

CLASS A SALES CHARGE REDUCTIONS

You can lower the sales charge percentage in four ways:

- Substantial investments receive lower sales charge rates. Please see the SAI for details on these reductions.

- The "right of accumulation" allows you to include your existing Class A Shares as part of your current investments for sales charge purposes.


- A "letter of intent" allows you to count all Class A share investments in an IDEX fund over the next 13 months, as if you were making them all at once, to qualify for reduced sales charges.

- By investing as part of a qualified group.


                        CLASS A SHARE QUANTITY DISCOUNTS


                               SALES CHARGE   SALES CHARGE
                                 AS % OF        AS % OF
                                 OFFERING        AMOUNT
     AMOUNT OF PURCHASE           PRICE         INVESTED
----------------------------------------------------------
Under $50,000                      5.50%          5.82%
$50,000 to under $100,000          4.75%          4.99%
$100,000 to under $250,000         3.50%          3.63%
$250,000 to under $500,000         2.75%          2.83%
$500,000 to under $1,000,000       2.00%          2.04%
$1,000,000 and over                0.00%          0.00%


WAIVERS OF SALES CHARGES



 WAIVER OF CLASS A SALES CHARGES


 Class A and Class T shares may be purchased without a sales charge by:


 - Current or former trustees, directors, officers, full-time employees or sales representatives of the Fund, ATFA, AFSG, any of the sub-advisers or any of their affiliates



 - directors, officers, full-time employees and sales representatives of dealers having a sales agreement with AFSG.


 - any trust, pension, profit-sharing or other benefit plan for any of the foregoing persons.


 - "wrap" accounts for the benefit of clients of certain broker-dealers, financial institutions or financial planners, who have entered into arrangements with the Fund or AFSG.



 Persons eligible to buy Class A shares at NAV may not impose a sales charge when they re-sell those shares.

 ---------------------------------------------------------


 WAIVER OF CLASS A, CLASS B AND CLASS M REDEMPTION CHARGES

 ---------------------------------------------------------

 You will not be assessed a sales charge for shares if you sell in the following situations

 - Following the death of the shareholder on redemptions from the deceased person's account only. If this deceased person's account is re-registered to another name, sales charges would continue to apply to this new account.


 - Following the total disability of the shareholder (as determined by the Social Security Administration -- applies only to shares held at the time the disability is determined).


 - If you redeem your shares and reinvest the proceeds in the same class of any fund within 90 days of redeeming, the sales charge on the first redemption is waived.

PERFORMANCE INFORMATION AND DISTRIBUTION ARRANGEMENTS


PERFORMANCE


IDEX may include quotations of the fund's total return in advertisements, sales literature or reports to shareholders or to prospective investors. Total return and yield quotations for the fund reflect only the performance of a hypothetical investment in the fund during the particular time period shown as calculated based on the historical performance of the fund during that period. Such quotations do not in any way indicate or project future performance.



TOTAL RETURN



Total return refers to the average annual percentage change in value of an investment in the fund held for a stated period of time as of a stated ending date. When the fund has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a fund's investment advisory fees and direct fund expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the fund when made.

(QUESTION MARK ICON)

       (DOLLAR SIGN ICON)
               UNDERWRITING
               AGREEMENT


The Fund has an Underwriting Agreement with AFSG Securities Corporation (AFSG), located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser. Under this agreement, AFSG underwrites and distributes all classes of fund shares and bears the expenses of offering these shares to the public. The fund pays AFSG or its agent fees for its services. Of the distribution and service fees it receives for Class A and B shares, AFSG or its agent reallows, or pays, to brokers or dealers who sold them, 0.25% of the average daily net assets of those shares. In the case of Class C or M shares, AFSG or its agent reallows its entire fee to those sellers.

(DOLLAR SIGN ICON)

        DISTRIBUTION PLANS

The Fund has adopted a 12b-1 Plan for each class of shares in each fund in the series.

DISTRIBUTION OF CLASS A SHARES. AFSG receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and reallows a portion of those fees to the sellers of the shares. AFSG also receives fees under a Rule 12b-1 Plan of Distribution. Under its Plan for Class A shares, the funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

DISTRIBUTION OF CLASS B SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS C SHARES. For these shares, the funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

DISTRIBUTION OF CLASS M SHARES. The fees paid to AFSG for these shares may go as high as the Class B and C shares fees, but the total annual fee may not exceed 0.90% of the average daily net assets of the funds.


THE EFFECT OF RULE 12B-1. Because the funds have 12b-1 Plans, even though Class B and C shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and M shares. For a complete description of the fund's 12b-1 Plans, see the SAI.

                  THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK

                    Visit our website at www.idexfunds.com

        IDEX Mutual Funds - P.O. Box 9015 - Clearwater, FL - 33758-9015

   Investor Services 1-888-233-4339 - Investment Professionals 1-800-851-7555

                   Distributor: AFSG Securities Corporation

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION about these funds is contained in the Statement of Additional Information, dated March 1, 2002, and in the Fund's Annual and Semi-Annual reports to shareholders, which are incorporated by reference into this prospectus. Other information about these funds has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained, upon payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-6009. Reports and other information about the funds are also available on the Commission's Internet site at http://www.sec.gov. To obtain a copy of the Statement of Additional Information or the Annual and Semi-Annual reports, without charge, or to make other inquiries about these funds, call or write to IDEX Mutual Funds at the phone number or address at the top of this page. In the Fund's Annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


ISF00002-4/02

--------------------------------------------------------------------------------


                            [IDEX MUTUAL FUNDS LOGO]




                        [NOT FDIC | May Lose Value   ]
                        [INSURED  | No Bank Guarantee]

                    Both the principal value and returns of
                  investments will fluctuate over time, so an
                    investor's shares, when redeemed, may be
                  worth more or less than their original cost


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                              [IDEX LOGO] IDEX(R)
                                  MUTUAL FUNDS








                     Visit our website at www.idexfunds.com
        IDEX Mutual Funds - P.O. Box 9015 - Clearwater, FL - 33758-9015 Investor Services 1-888-233-4399 - Investment Professionals 1-800-851-7555
                    Distributor: AFSG Securities Corporation










                          -----------------------------
                          | NOT FDIC|May Lose Value   |
                          |  INSURED|No Bank Guarantee|
                          -----------------------------


                    Both the principal value and returns of
                  investments will fluctuate over time, so an
                    investor's shares, when redeemed, may be
                  worth more or less than their original cost



ISF00002-4/02